UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2026

Date of reporting period:	4/30/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Global Total Return Fund
Class A:
GTRAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Global Total Return Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class A	$44	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,597,275,788
Number of fund holdings	1,428
Portfolio turnover rate for the period	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	16.9
AA	13.8
A	25.1
BBB	32.4
BB	6.2
B	1.3
CCC	0.7
D	0.1
Not Rated	2.3
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF169E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Global Total Return Fund

SHARE CLASS	A
NASDAQ	GTRAX
CUSIP	74439A103
MF169E2A

PGIM Global Total Return Fund
Class C:
PCTRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Global Total Return Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class C	$81	1.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,597,275,788
Number of fund holdings	1,428
Portfolio turnover rate for the period	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	16.9
AA	13.8
A	25.1
BBB	32.4
BB	6.2
B	1.3
CCC	0.7
D	0.1
Not Rated	2.3
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF169E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U
.
S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Global Total Return Fund

SHARE CLASS	C
NASDAQ	PCTRX
CUSIP	74439A301
MF169E2C

PGIM Global Total Return Fund
Class Z:
PZTRX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Global Total Return Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class Z	$31	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,597,275,788
Number of fund holdings	1,428
Portfolio turnover rate for the period	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	16.9
AA	13.8
A	25.1
BBB	32.4
BB	6.2
B	1.3
CCC	0.7
D	0.1
Not Rated	2.3
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF169E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting
us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and
enroll
.
PGIM Global Total Return Fund

SHARE CLASS	Z
NASDAQ	PZTRX
CUSIP	74439A400
MF169E2Z

PGIM Global Total Return Fund
Class R2:
PGTOX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R2 shares of the PGIM Global Total Return Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R2	$54	1.08%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,597,275,788
Number of fund holdings	1,428
Portfolio turnover rate for the period	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	16.9
AA	13.8
A	25.1
BBB	32.4
BB	6.2
B	1.3
CCC	0.7
D	0.1
Not Rated	2.3
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF169E2R2

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R2
NASDAQ	PGTOX
CUSIP	74439A863
MF169E2R2

PGIM Global Total Return Fund
Class R4:
PGTSX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R4 shares of the PGIM Global Total Return Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R4	$41	0.83%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,597,275,788
Number of fund holdings	1,428
Portfolio turnover rate for the period	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	16.9
AA	13.8
A	25.1
BBB	32.4
BB	6.2
B	1.3
CCC	0.7
D	0.1
Not Rated	2.3
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF169E2R4

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-
1852
or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R4
NASDAQ	PGTSX
CUSIP	74439A855
MF169E2R4

PGIM Global Total Return Fund
Class R6:
PGTQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Global Total Return Fund (the “Fund”)
for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R6	$27	0.54%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 2,597,275,788
Number of fund holdings	1,428
Portfolio turnover rate for the period	16%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	16.9
AA	13.8
A	25.1
BBB	32.4
BB	6.2
B	1.3
CCC	0.7
D	0.1
Not Rated	2.3
Cash/Cash Equivalents	1.1
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF169E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting
us at (800) 225
-
1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Total Return Fund

SHARE CLASS	R6
NASDAQ	PGTQX
CUSIP	74439A509
MF169E2R6

PGIM Global Total Return (USD Hedged) Fund
Class A:
PHEAX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Global Total Return (USD Hedged)
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class A	$44	0.88%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 31,205,499
Number of fund holdings	521
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	21.2
AA	11.4
A	20.0
BBB	34.1
BB	7.7
B	1.5
CCC	0.8
Not Rated	(0.4)
Cash/Cash Equivalents	3.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF238E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	A
NASDAQ	PHEAX
CUSIP	74439A707
MF238E2A

PGIM Global Total Return (USD Hedged) Fund
Class C:
PHECX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Global Total Return (USD Hedged)
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class C	$81	1.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 31,205,499
Number of fund holdings	521
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	21.2
AA	11.4
A	20.0
BBB	34.1
BB	7.7
B	1.5
CCC	0.8
Not Rated	(0.4)
Cash/Cash Equivalents	3.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF238E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	C
NASDAQ	PHECX
CUSIP	74439A806
MF238E2C

PGIM Global Total Return (USD Hedged) Fund
Class Z:
PHEZX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Global Total Return (USD Hedged)
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class Z	$31	0.63%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 31,205,499
Number of fund holdings	521
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	21.2
AA	11.4
A	20.0
BBB	34.1
BB	7.7
B	1.5
CCC	0.8
Not Rated	(0.4)
Cash/Cash Equivalents	3.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF238E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	Z
NASDAQ	PHEZX
CUSIP	74439A871
MF238E2Z

PGIM Global Total Return (USD Hedged) Fund
Class R6:
PHEQX
SEMIANNUAL SHAREHOLDER REPORT – April 30, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Global Total Return (USD Hedged)
Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund—Class R6	$29	0.58%
WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?

Fund’s net assets	$ 31,205,499
Number of fund holdings	521
Portfolio turnover rate for the period	10%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Credit Quality expressed as a percentage of total investments as of 4/30/2026 (%)
AAA	21.2
AA	11.4
A	20.0
BBB	34.1
BB	7.7
B	1.5
CCC	0.8
Not Rated	(0.4)
Cash/Cash Equivalents	3.8
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF238E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Global Total Return (USD Hedged) Fund

SHARE CLASS	R6
NASDAQ	PHEQX
CUSIP	74439A889
MF238E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

APRIL 30, 2026

Table of Contents	Financial Statements and Other Information	April 30, 2026

     Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Global Total Return Fund	4
PGIM Global Total Return (USD Hedged) Fund	69
Notes to Financial Statements	104

     Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of

Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

AID—Agency for International Development

BARC—Barclays Bank PLC

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIST—Borsa Istanbul Index (Turkish Stock Exchange)

BNP—BNP Paribas S.A.

BNY—Bank of New York Mellon

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CAC—French Stock Market Index

CDX—Credit Derivative Index

CF—CF Secured, LLC

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

CMS—Constant Maturity Swap

CORRA—Canadian Overnight Repo Rate Average

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

EuroSTR—Euro Short-Term Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GS—Goldman Sachs & Co. LLC

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MPLE—Maple Bonds

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

MUNIPSA—Municipal Swap Weekly Yield Index

N/A—Not Applicable

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

RBC—Royal Bank of Canada

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SHIR—Shekel Overnight Interest Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

THOR—Thai Overnight Repurchase Rate

TIPS—Treasury Inflation-Protected Securities

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

PGIM Global Total Return Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.2%

ASSET-BACKED SECURITIES 1.7%

Canada 0.2%

Evergreen Credit Card Trust,
Series 2024-CRT04, Class C, 144A	5.640%		10/15/28		5,600	$5,617,045

Germany 0.4%

Vantage Data Centers Germany Borrower Lux Sarl,
Series 2025-01A, Class A2, 144A	4.292		06/28/50	EUR	7,900	9,233,821

Spain 0.0%

LSF11 Boson Investments Sarl Compartment 2,
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.034	(c)	11/25/60	EUR	135	158,971
TFS,
Series 2018-03, Class A1^	0.000	(s)	04/16/40	EUR	—(r)	1

						158,972

United Kingdom 0.1%
NewDay Funding,
Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	5.385	(c)	03/15/32	GBP	2,600	3,555,689

United States 1.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.160	(c)	08/25/32		57	57,061
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	6.619	(c)	08/25/32		45	44,268
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971		07/29/32		519	519,848
Chase Funding Trust,
Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	4.369	(c)	05/25/33		131	130,158
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.095	(c)	04/25/34		436	436,817
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.645	(c)	09/26/33		46	45,498
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	4.249	(c)	01/25/34		280	275,500
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670		06/25/59		105	106,558
JPMorgan Chase Bank NA,
Series 2021-01, Class R, 144A	28.348		09/25/28		170	174,255
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000		02/25/43		3,430	426,445
Series 2018-C, Class A, 144A	0.000	(cc)	08/25/43		392	371,630
Series 2019-A, Class R, 144A	0.000		10/25/48		987	505,690
Lending Funding Trust,
Series 2020-02A, Class A, 144A	2.320		04/21/31		538	532,662
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	4.669	(c)	04/25/34		456	462,649
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	4.749	(c)	02/25/33		17	17,581
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.545	(c)	04/25/34		232	233,017
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950		11/14/28		563	562,558
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740		09/15/36		1,300	1,334,245
Series 2023-02A, Class D, 144A	7.520		09/15/36		3,700	3,806,733
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.345	(c)	11/25/31		729	733,211

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

United States (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025%(cc)	02/25/44		841	$844,311
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		427	429,083
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		3,955	3,958,962
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		1,923	1,921,998
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		884	864,446
Series 2024-03A, Class A2, 144A	5.880	10/30/59		3,718	3,583,771
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		397	397,980
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		281	282,225
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		3,767	3,761,301

					26,820,461

TOTAL ASSET-BACKED SECURITIES
(cost $44,357,674)					45,385,988

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.0%

Canada 0.1%
BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.191(c)	11/15/41	CAD	3,981	2,953,873
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	120	88,546

					3,042,419

Cayman Islands 0.1%
BXMT Ltd.,
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.300(c)	10/18/42		2,600	2,608,323

United States 1.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.203(cc)	05/15/35		1,000	850,010
Series 2018-20TS, Class H, 144A(x)	3.203(cc)	05/15/35		1,000	825,010
Benchmark Mortgage Trust,
Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,652,972
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52		9,086	9,035,172
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.086(cc)	05/10/47		1,863	1,223
Series 2016-GC37, Class XB, IO	0.770(cc)	04/10/49		9,288	5,657
Series 2016-P04, Class XB, IO	1.382(cc)	07/10/49		9,100	289
Series 2017-P08, Class A2	3.109	09/15/50		396	389,873
Commercial Mortgage Trust,
Series 2014-UBS04, Class XB, IO, 144A	0.298(cc)	08/10/47		50,000	101,325
FHLMC Multifamily Structured Pass-Through Certificates,
Series K058, Class X1, IO	1.018(cc)	08/25/26		36,197	61,220
Series K090, Class X1, IO	0.852(cc)	02/25/29		22,226	402,833
Series K111, Class X1, IO	1.671(cc)	05/25/30		28,606	1,510,719
Series K113, Class X1, IO	1.470(cc)	06/25/30		116,075	5,402,902
Series K114, Class X1, IO	1.202(cc)	06/25/30		74,083	2,887,317
Series K116, Class X1, IO	1.509(cc)	07/25/30		47,558	2,286,342
Series K121, Class X1, IO	1.107(cc)	10/25/30		122,872	4,503,326
Series KG03, Class X1, IO	1.461(cc)	06/25/30		98,339	4,435,958
Series Q001, Class XA, IO	2.048(cc)	02/25/32		4,672	254,808

See Notes to Financial Statements.

PGIM Global Total Return Fund 5

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.325%(cc)	06/10/47		35,000	$154,591
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47		32,974	16
Series 2014-GC26, Class XB, IO	0.331(cc)	11/10/47		47,684	229
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3	3.109	07/15/50		1,614	1,596,996
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A4	1.915	05/13/53		5,000	4,372,854
Morgan Stanley Capital I Trust,
Series 2020-HR08, Class XB, IO	0.979(cc)	07/15/53		54,413	1,828,571
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.064(cc)	07/15/48		24,000	20,758
Series 2016-LC24, Class XB, IO	1.076(cc)	10/15/49		20,910	37,542

					46,618,513

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $53,577,658)					52,269,255

CORPORATE BONDS 41.2%

Australia 0.1%
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	6.000	05/01/32		425	421,740
Sr. Unsec’d. Notes, 144A	6.250	05/01/34		270	266,762
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		152	157,700
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN	5.100	10/16/35	AUD	3,000	2,066,084
PLS Group Ltd.,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31		145	148,441
Westpac Banking Corp.,
Sr. Unsec’d. Notes, EMTN	3.310	07/31/34	CNH	2,000	303,663

					3,364,390

Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	8,603	11,519,228
Gtd. Notes	6.625	01/16/34	GBP	6,690	9,127,314
Suzano Austria GmbH,
Gtd. Notes	6.000	01/15/29		200	205,106

					20,851,648

Bulgaria 0.5%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	9,300	10,519,278
Sr. Unsec’d. Notes	4.250	06/19/30	EUR	1,800	2,084,843

					12,604,121

Canada 1.2%
Barrick PD Australia Finance Pty Ltd.,
Gtd. Notes	5.950	10/15/39		50	51,346
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,090	929,574
Gtd. Notes, 144A	5.000	02/15/29		175	123,930
Gtd. Notes, 144A	5.250	01/30/30		3,250	2,112,500
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,187,940

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	6.250%		02/15/29		25	$18,375
Gtd. Notes, 144A	7.000		01/15/28		375	329,074
Sr. Sec’d. Notes, 144A	4.875		06/01/28		300	280,875
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875		02/15/30		1,370	1,281,046
Gtd. Notes, 144A	6.250		09/15/27		1,275	1,276,479
Sr. Unsec’d. Notes, 144A	5.000		06/15/29		1,675	1,609,390
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650		01/15/32		1,340	1,195,097
Sr. Unsec’d. Notes	3.750		02/15/52		955	672,836
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	4.221	(c)	09/30/26(oo)		500	362,500
Ontario Electricity Financial Corp.,
Local Gov’t. Gtd. Notes, Series 40	4.026	(s)	04/11/31	CAD	10,000	6,187,642
Ontario Power Generation, Inc.,
Sr. Unsec’d. Notes, MTN	4.248		01/18/49	CAD	3,500	2,288,070
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	2.500		10/15/31		1,775	1,571,544
Rogers Communications, Inc.,
Gtd. Notes	3.250		05/01/29	CAD	700	508,209
Royal Bank of Canada,
Jr. Sub. Notes	6.500	(ff)	11/24/85		200	196,272
Jr. Sub. Notes	6.500	(ff)	05/24/86		6,400	6,321,913
Jr. Sub. Notes	6.750	(ff)	08/24/85		275	279,676
Vale Canada Ltd.,
Sr. Unsec’d. Notes	7.200		09/15/32		2,500	2,756,250

						31,540,538

Chile 0.4%

Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes	5.580		10/20/35		2,004	2,047,470
Gov’t. Gtd. Notes	5.672		10/20/35		3,786	3,872,878
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes	1.398		10/07/33	CHF	1,600	2,026,032
Sr. Unsec’d. Notes	1.693		10/30/31	CHF	2,000	2,603,174

						10,549,554

China 0.7%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800		10/27/30	CNH	55,000	8,825,643
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes	2.800		11/28/29	CNH	17,720	2,652,896
China Development Bank,
Sr. Unsec’d. Notes	4.300		08/02/32	CNH	27,000	4,525,704
Unsec’d. Notes	4.200		01/19/27	CNH	16,000	2,389,712

						18,393,955

Denmark 0.0%

Nykredit Realkredit A/S,
Covered Bonds, Series 13H	1.000		07/01/30	DKK	3,000	439,070

France 3.1%

Agence Francaise de Developpement EPIC,
Sr. Unsec’d. Notes	3.000		01/17/34	EUR	5,000	5,585,687

See Notes to Financial Statements.

PGIM Global Total Return Fund 7

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)
Agence Francaise de Developpement EPIC, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.750%	10/09/30	IDR	100,000,000	$5,457,165
BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	4.916(ff)	01/15/34		2,500	2,445,194
Sr. Non-Preferred Notes, EMTN	3.500	03/29/28	CNH	18,000	2,670,311
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	263,451
BPCE SA,
Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,865,004
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	4,000	603,522
Caisse des Depots et Consignations,
Sr. Unsec’d. Notes, EMTN	0.930	05/07/32	CHF	2,400	3,032,812
Sr. Unsec’d. Notes, EMTN	3.063	10/09/30	EUR	1,300	1,503,219
Credit Agricole Corporate & Investment Bank,
Sr. Unsec’d. Notes, EMTN	3.500	04/29/29	CNH	17,000	2,545,165
Credit Agricole SA,
Sub. Notes, 144A, MTN	4.000(ff)	01/10/33		1,505	1,481,595
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	270,462
Sub. Notes, EMTN	4.250(ff)	01/14/35	SGD	1,000	820,042
Electricite de France SA,
Sr. Unsec’d. Notes, MTN	5.636	08/28/35	AUD	4,560	3,123,151
Sr. Unsec’d. Notes, MTN	6.627	08/28/45	AUD	570	396,394
Sr. Unsec’d. Notes, Series MPLE	4.573	02/06/35	CAD	1,000	728,414
Gestion Securite de Stocks Securite SA,
Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,241,948
Sr. Unsec’d. Notes, EMTN	3.000	11/25/31	EUR	2,000	2,298,506
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	5,000	5,185,405
Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	7,000	7,471,970
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	1,700	1,543,909
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,703,542
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32		1,685	1,515,734
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		2,415	2,183,591
Sr. Non-Preferred Notes, 144A, MTN	6.691(ff)	01/10/34		805	862,014
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,921,735
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	156,438
Societe Nationale SNCF SACA,
Sr. Unsec’d. Notes, EMTN	1.500	02/02/29	EUR	3,200	3,598,745
Sogecap SA,
Sub. Notes	6.500(ff)	05/16/44	EUR	3,900	5,105,674
TDF Infrastructure SAS,
Sr. Unsec’d. Notes	4.125	10/23/31	EUR	4,100	4,798,504
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN	1.625(ff)	10/25/27(oo)	EUR	5,500	6,230,567

					81,609,870

Germany 0.9%
Deutsche Bahn AG,
Jr. Sub. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	4,200	4,514,108
Sr. Unsec’d. Notes, MTN	1.987	07/08/30	AUD	1,000	618,975
Deutsche Bank AG,
Sub. Notes	7.079(ff)	02/10/34		1,050	1,129,370
Sub. Notes, EMTN	4.000(ff)	06/24/32	EUR	4,000	4,705,353

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Germany (cont’d.)
Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625%	05/03/31	EUR	11,000	$13,284,950

					24,252,756

Hong Kong 0.5%
HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	9,300	10,569,742
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,940,792
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	594,541
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	742,675

					13,847,750

Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	116,573
MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	5,430	6,132,660

					6,249,233

Iceland 0.3%
Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.251(c)	07/24/26	EUR	5,600	6,537,047

India 0.8%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	12,350	14,427,323
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	6,419	7,192,309

					21,619,632

Indonesia 0.4%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		2,490	2,492,490
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	7,776,106

					10,268,596

Israel 0.7%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	555,366
Sr. Sec’d. Notes	7.875	12/15/26		5,889	5,974,273
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		1,000	982,390
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,305,359
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,000,238

					17,817,626

Italy 0.7%
Acquirente Unico SpA,
Sr. Unsec’d. Notes	3.500	02/11/33	EUR	2,800	3,231,081
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, EMTN	3.375	02/11/32	EUR	4,000	4,647,615
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,852,549

See Notes to Financial Statements.

PGIM Global Total Return Fund 9

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Italy (cont’d.)

UniCredit SpA,
Sr. Preferred Notes, 144A	1.982	%(ff)	06/03/27		8,485	$8,463,539

						18,194,784

Jamaica 0.0%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A	0.000		12/31/30		351	35
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000		12/31/30		236	—
Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, 144A	8.625		08/01/32		775	804,063

						804,098

Japan 0.1%

NTT Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.876		07/16/30		1,575	1,585,168
SoftBank Group Corp.,
Sr. Unsec’d. Notes	5.750		07/08/32	EUR	200	225,097
Sr. Unsec’d. Notes	5.875		07/10/31	EUR	1,300	1,503,622

						3,313,887

Luxembourg 0.9%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000		05/04/28	EUR	9,850	10,993,642
Sr. Unsec’d. Notes, EMTN	1.625		04/20/30	EUR	2,400	2,593,838
Logicor Financing Sarl,
Gtd. Notes, EMTN	1.625		07/15/27	EUR	4,300	4,950,555
P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625		01/26/29	EUR	1,900	2,120,197
SELP Finance Sarl,
Gtd. Notes, EMTN	3.750		08/10/27	EUR	2,500	2,944,889

						23,603,121

Malta 0.1%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250		05/15/28		3,000	3,110,853

Mexico 1.6%

Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.591	(c)	12/15/36		4,950	4,532,393
Sr. Unsec’d. Notes	6.500		01/28/51		405	398,925
Sr. Unsec’d. Notes, EMTN(a)	5.000		09/29/36		9,330	8,743,003
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875		04/30/28		389	383,943
Sr. Sec’d. Notes	5.500		07/31/47		3,137	2,729,190
Petroleos Mexicanos,
Gtd. Notes	4.750		02/26/29	EUR	2,500	2,943,294
Gtd. Notes	5.350		02/12/28		34	33,764
Gtd. Notes	5.950		01/28/31		1,050	1,019,088
Gtd. Notes	6.700		02/16/32		1,486	1,362,662
Gtd. Notes	6.840		01/23/30		4,050	4,124,925
Gtd. Notes	9.500		09/15/27		1,000	1,061,600
Gtd. Notes(a)	9.500		09/15/27		6,378	6,792,570
Gtd. Notes	10.000		02/07/33		2,550	2,943,873
Gtd. Notes, 144A	6.700		02/16/32		1,800	1,650,600

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Petroleos Mexicanos, (cont’d.)
Gtd. Notes, EMTN	2.750%		04/21/27	EUR	1,270	$1,477,121
Gtd. Notes, EMTN	6.750		09/21/47		28	23,584

						40,220,535

Netherlands 0.5%

Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500		12/14/26	AUD	2,882	2,041,980
Sr. Preferred Notes, GMTN	9.298	(s)	03/11/39	MXN	22,000	321,502
ING Groep NV,
Sr. Unsec’d. Notes	4.803	(ff)	03/23/32		825	821,827
Lineage Europe Finco BV,
Gtd. Notes	4.125		11/26/31	EUR	7,100	8,207,024
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150		05/01/27		575	568,278
Gtd. Notes(a)	3.400		05/01/30		725	692,034

						12,652,645

Norway 0.1%

DNB Bank ASA,
Sr. Non-Preferred Notes, 144A	4.832	(ff)	03/30/32		1,170	1,167,065

Paraguay 0.2%

Bioceanico Sovereign Certificate Ltd.,
Sr. Sec’d. Notes	2.484	(s)	06/05/34		7,607	6,298,544

Peru 0.3%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	4.350		04/05/36		1,855	1,763,282
Sr. Sec’d. Notes	5.875		07/05/34		3,158	3,232,003
Line One Peru Metro Expansion Co. Ltd.,
Sr. Sec’d. Notes, 144A	4.737		01/10/33		1,455	1,418,273
Sr. Sec’d. Notes, 144A	4.737		04/10/33		1,221	1,189,768

						7,603,326

Philippines 0.3%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600		06/15/27		3,560	3,709,769
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes	9.625		05/15/28		4,320	4,750,618

						8,460,387

Poland 0.1%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	2.000		06/01/30	EUR	506	566,911
Gov’t. Gtd. Notes, EMTN	4.000		03/13/32	EUR	1,200	1,443,252

						2,010,163

Qatar 0.0%

QNB Finance Ltd.,
Gtd. Notes, EMTN	3.950		11/17/27	CNH	1,300	194,031
Gtd. Notes, MTN	4.900		02/01/28	AUD	250	176,333

						370,364

See Notes to Financial Statements.

PGIM Global Total Return Fund 11

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Russia 0.3%

Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000%		06/29/27		1,410	$1,198,500
Sr. Unsec’d. Notes, EMTN	1.540		06/30/27	CHF	6,000	5,567,287

						6,765,787

Saudi Arabia 0.4%
Gaci First Investment Co.,
Gtd. Notes, EMTN	3.375		10/14/32	EUR	4,446	5,061,506
Gtd. Notes, EMTN	5.125		06/11/29	GBP	1,490	2,027,984
Saudi Electricity Sukuk Programme Co.,
Sr. Unsec’d. Notes, EMTN	4.310		01/22/29		4,000	3,965,720

						11,055,210

Singapore 0.0%

DBS Bank Ltd.,
Sr. Unsec’d. Notes, GMTN	1.920		08/20/28	CNH	5,000	728,271

South Africa 0.6%

Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350		08/10/28		16,350	16,590,100

South Korea 0.9%

Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830		08/10/27	SEK	74,000	7,878,310
Sr. Unsec’d. Notes, EMTN	3.000		07/31/26	CNH	6,000	881,221
Sr. Unsec’d. Notes, EMTN	3.050		06/26/26	CNH	5,000	733,640
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310		04/28/32	SEK	80,000	8,071,913
Sr. Unsec’d. Notes, GMTN	3.030		05/11/32	CAD	7,500	5,256,946

						22,822,030

Spain 0.3%

Adif Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	3.250		05/31/29	EUR	5,000	5,888,966
Banco Santander SA,
Sub. Notes	2.749		12/03/30		600	541,290

						6,430,256

Supranational Bank 0.6%

African Export-Import Bank (The),
Sr. Unsec’d. Notes	3.798		05/17/31		300	270,111
Asian Infrastructure Investment Bank (The),
Sr. Unsec’d. Notes, GMTN	9.858(s)		05/04/43	MXN	20,000	199,662
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	4.750		04/16/29	GBP	1,500	2,033,267
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000		02/25/28	PLN	3,985	1,026,065
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 2.330%, Floor 0.000%)	2.330	(c)	05/31/26		4	4,061
Sr. Unsec’d. Notes, EMTN	6.630		07/24/28	MXN	33,700	1,846,755
Sr. Unsec’d. Notes, EMTN	1.928	(s)	04/23/32	AUD	8,758	4,623,567

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank (cont’d.)
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020%		04/06/28	MXN	44,300	$2,478,984
Sr. Unsec’d. Notes, GMTN	8.215	(s)	01/27/37	MXN	78,000	1,665,691

						14,148,163

Switzerland 1.3%

UBS AG,
Sr. Unsec’d. Notes, EMTN	3.550		05/27/31	CNH	120,000	18,125,934
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494	(ff)	08/10/27		13,125	13,016,085
Sr. Unsec’d. Notes, 144A, MTN	4.588	(ff)	08/10/32		1,925	1,893,303

						33,035,322

United Arab Emirates 0.8%

ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160		04/29/29	IDR	30,000,000	1,758,646
Gtd. Notes, MTN	4.500		10/25/27	AUD	2,270	1,602,034
DP World Ltd.,
Sr. Unsec’d. Notes	2.375		09/25/26	EUR	1,361	1,589,782
Sr. Unsec’d. Notes	4.250		09/25/30	GBP	4,740	6,164,544
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	2.400		08/29/28	CNH	35,360	5,163,220
Sr. Unsec’d. Notes, EMTN	3.236		02/13/31	EUR	500	572,154
Sr. Unsec’d. Notes, EMTN	3.670		07/13/28	CNH	7,000	1,046,232
Sr. Unsec’d. Notes, EMTN	5.000		05/24/33	AUD	1,000	662,387
Emirates Telecommunications Group Co. PJSC,
Sr. Unsec’d. Notes, EMTN	0.875		05/17/33	EUR	1,200	1,154,618

						19,713,617

United Kingdom 0.9%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.750		09/24/29	CNH	17,000	2,525,145
Sr. Unsec’d. Notes, EMTN	3.600		04/30/27	CNH	12,000	1,784,966
Barclays PLC,
Sr. Unsec’d. Notes, EMTN	0.654	(ff)	06/09/27	JPY	200,000	1,272,407
Sr. Unsec’d. Notes, MTN	5.244		06/15/28	AUD	1,000	714,138
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes	8.000		07/01/31	EUR	1,230	1,376,398
Sr. Sec’d. Notes	8.125		05/14/30	GBP	1,063	1,336,183
Sr. Sec’d. Notes, 144A	8.000		07/01/31	EUR	1,625	1,818,096
Boots Group Finco LP,
Sr. Sec’d. Notes, 144A	7.375		08/31/32	GBP	225	310,761
Hammerson Ireland Finance DAC,
Gtd. Notes	1.750		06/03/27	EUR	6,897	7,947,920
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.804	(ff)	05/24/32		2,400	2,171,639
Sr. Unsec’d. Notes, EMTN	3.400		06/29/27	CNH	1,000	146,667
Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000		04/02/32		2,800	2,089,500
Lloyds Banking Group PLC,
Jr. Sub. Notes	6.413	(ff)	10/01/35(oo)		120	124,435

						23,618,255

See Notes to Financial Statements.

PGIM Global Total Return Fund 13

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States 19.5%
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500%		12/17/29	JPY	100,000	$595,075
Sr. Unsec’d. Notes	0.830		03/12/35	JPY	100,000	520,328
Sr. Unsec’d. Notes	0.932		01/25/27	JPY	80,000	508,712
Sr. Unsec’d. Notes	1.159		10/18/30	JPY	700,000	4,219,079
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500		03/31/31		125	124,376
Gtd. Notes, 144A	5.750		03/31/34		195	190,085
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.625		11/13/32	GBP	5,600	7,391,874
Sr. Unsec’d. Notes	5.650		02/15/56		570	558,660
Sr. Unsec’d. Notes	5.875		02/13/58	GBP	2,200	2,770,265
Altria Group, Inc.,
Gtd. Notes	3.125		06/15/31	EUR	2,900	3,318,420
American Honda Finance Corp.,
Sr. Unsec’d. Notes	2.850		06/27/28	EUR	2,300	2,668,717
Sr. Unsec’d. Notes	3.500		06/27/31	EUR	6,600	7,651,403
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN	2.137		11/27/34	JPY	150,000	873,097
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375		06/15/29		1,250	1,248,608
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000		11/01/27		579	663,787
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375		09/01/31		1,600	1,429,474
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950		04/30/31	EUR	6,500	7,760,926
Sr. Unsec’d. Notes, Series MPLE	4.850		05/25/47	CAD	150	103,062
Sr. Unsec’d. Notes, Series MPLE	5.100		11/25/48	CAD	4,575	3,240,055
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687	(ff)	04/22/32		6,950	6,302,993
Sub. Notes, EMTN	8.125		06/02/28	GBP	500	716,174
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, Series BKN1, 3 Month SOFR + 0.062%	3.762	(c)	06/30/38		1,092	1,089,269
Beazer Homes USA, Inc.,
Gtd. Notes	5.875		10/15/27		1,375	1,373,720
Gtd. Notes(a)	7.250		10/15/29		1,600	1,613,403
Becton Dickinson & Co.,
Gtd. Notes	3.828		06/07/32	EUR	2,300	2,712,079
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581		05/30/49		13,739	14,216,426
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440		09/13/29	JPY	2,240,000	13,488,509
Sr. Unsec’d. Notes	0.787		09/13/34	JPY	100,000	530,138
Sr. Unsec’d. Notes	0.965		09/13/39	JPY	300,000	1,373,756
Sr. Unsec’d. Notes	2.422		11/29/35	JPY	200,000	1,196,765
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125		02/15/31		220	223,303
Boeing Co. (The),
Sr. Unsec’d. Notes	3.500		03/01/39		390	314,676
Sr. Unsec’d. Notes	5.805		05/01/50		3,760	3,660,255
Booking Holdings, Inc.,
Sr. Unsec’d. Notes	3.125		05/09/31	EUR	3,500	4,028,878
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500		08/16/31		1,880	1,676,737
Broadcom, Inc.,
Sr. Unsec’d. Notes(h)	3.419		04/15/33		3,405	3,118,271

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950%	02/28/34		8,325	$7,244,312
Carrier Global Corp.,
Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,665,483
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		723	656,204
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.900	06/01/52		695	436,888
Chubb INA Holdings LLC,
Gtd. Notes	2.500	08/06/30	CNH	10,000	1,469,043
Gtd. Notes	2.750	08/06/35	CNH	17,500	2,549,230
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30		1,275	1,322,196
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	782,503
Gtd. Notes, MTN, SOFR + 0.100%	3.749(c)	10/20/57		885	881,052
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	4.075(c)	09/21/27		1,500	1,492,561
Citigroup, Inc.,
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)		179	181,864
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,929,530
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		1,595	1,445,328
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,895
Sub. Notes	5.827(ff)	02/13/35		1,230	1,251,659
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		635	646,895
Gtd. Notes, 144A	7.375	05/01/33		395	398,771
Clue Opco LLC,
Sr. Sec’d. Notes, 144A(x)	9.500	10/15/31		2,096	2,147,066
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,153,656
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33		225	225,054
Sr. Unsec’d. Notes, 144A	6.000	12/15/35		275	274,705
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,752,357
CoreWeave, Inc.,
Gtd. Notes, 144A	9.250	06/01/30		430	435,376
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	1,043,806
Gtd. Notes, 144A	4.625	06/01/30		1,125	1,089,114
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		425	436,019
Discovery Global Holdings, Inc.,
Gtd. Notes	4.054	03/15/29		30	29,208
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		500	459,777
Gtd. Notes	7.375	07/01/28		250	244,304
Gtd. Notes	7.750	07/01/26		4,950	4,935,559
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		1,300	1,340,984
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	8,014,604
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	5,058,550
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,963,420
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,253,985
Expand Energy Corp.,
Gtd. Notes	5.375	02/01/29		2,000	2,000,506

See Notes to Financial Statements.

PGIM Global Total Return Fund 15

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.500%	05/21/27	EUR	5,600	$6,464,106
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		2,792	2,879,133
Fortive Corp.,
Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,556,097
General Electric Co.,
Sr. Unsec’d. Notes, Series A, MTN, H15N030D + (0.300)% (Cap N/A, Floor 0.000%)	3.390(c)	10/16/38		400	396,332
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.875	03/17/31	EUR	700	836,849
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	11,322,596
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,155,404
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,567,160
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,694,565
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	530	373,361
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,166,184
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	60,464
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	6,032,561
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)		19,080	16,980,939
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,257,345
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,290,957
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		765	766,434
Gtd. Notes, 144A(a)	6.000	03/15/34		145	143,716
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		775	830,254
Housing & Urban Development Corp. Ltd. AID Bond,
U.S. Gov’t. Gtd. Notes, 6 Month SOFR + 0.035%	4.717(c)	09/15/30		400	401,809
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29		3,975	3,852,777
International Business Machines Corp.,
Sr. Unsec’d. Notes	3.000	02/03/31	EUR	4,100	4,710,334
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes	5.078	10/01/54		270	253,608
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	5,262,556
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	2,056,640
Gtd. Notes, EMTN	3.500	07/27/28	CNH	38,000	5,754,963
KB Home,
Gtd. Notes	6.875	06/15/27		1,650	1,668,197
Kraft Heinz Foods Co.,
Gtd. Notes	4.875	10/01/49		15	12,285
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	71,862
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,554,359
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	7.000	03/31/34		1,800	1,871,332
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.951	10/15/50		90	64,965
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29		3,000	2,894,663
Maple Parent Holdings Corp.,
Gtd. Notes, 144A	3.881	03/26/30	EUR	4,100	4,796,783

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29		1,800	$1,749,609
Medtronic Global Holdings SCA,
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,484,313
Medtronic, Inc.,
Gtd. Notes	2.950	10/15/30	EUR	9,000	10,407,893
Gtd. Notes	3.650	10/15/29	EUR	11,300	13,436,403
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31		1,765	1,765,194
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,663,333
Sr. Unsec’d. Notes	1.415	03/07/31	JPY	700,000	4,216,010
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,342,149
Morgan Stanley,
Jr. Sub. Notes, Series M(a)	5.875(cc)	09/15/26(oo)		300	298,546
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	16,604,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	176,175
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	344,799
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,879,124
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	112,352
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,409,366
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	2,272,232
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,874,871
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,197,081
Sr. Unsec’d. Notes, GMTN	3.749(ff)	11/07/36	EUR	8,200	9,331,851
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	745,032
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	301,260
Nestle Finance International Ltd.,
Gtd. Notes, EMTN	2.800	05/29/35	CNH	28,000	4,130,738
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		365	357,575
Sr. Unsec’d. Notes(a)	6.625	05/15/32		185	179,565
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	704,595
OneMain Finance Corp.,
Gtd. Notes	4.000	09/15/30		1,500	1,380,166
ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33		5,600	5,886,664
Oracle Corp.,
Sr. Unsec’d. Notes	6.700	02/04/56		1,730	1,594,064
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		525	521,672
PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31		865	857,400
Prologis LP,
Sr. Unsec’d. Notes	3.250	09/11/29	CNH	63,660	9,486,447
Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,839,893
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,457,086
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,318,485
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	8,404,785
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,036,148
Realty Income Corp.,
Sr. Unsec’d. Notes	3.375	06/20/31	EUR	6,600	7,614,267
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	5,411,251
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	6,300	8,495,711

See Notes to Financial Statements.

PGIM Global Total Return Fund 17

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750%	04/01/32		285	$293,660
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26		1,755	1,753,708
Southaven Combined Cycle Generation LLC,
Sec’d. Notes(a)	3.846	08/15/33		73	70,401
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		1,350	1,328,233
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,075	2,070,068
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,748,264
Gtd. Notes, 144A	5.750	11/15/32		180	181,983
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		150	149,395
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		675	653,932
Sr. Sec’d. Notes	4.625	06/15/28		275	272,938
Sr. Sec’d. Notes	5.125	11/01/27		280	279,911
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,325	2,351,022
Time Warner Cable Enterprises LLC,
Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,338,719
Time Warner Cable LLC,
Sr. Sec’d. Notes	6.550	05/01/37		20	20,104
Tote Shipholdings LLC,
U.S. Gov’t. Gtd. Notes	3.400	10/16/40		91	79,468
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		130	134,902
Gtd. Notes, 144A	8.500	05/15/31		830	878,455
U.S. Bancorp,
Jr. Sub. Notes(a)	3.700(ff)	01/15/27(oo)		18,150	17,837,776
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	3.672(c)	08/09/47		3,414	3,326,121
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29		1,230	1,214,698
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	937,282
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		1,190	1,187,594
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)		1,315	1,299,424
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.750	01/15/36		725	770,548
Sr. Sec’d. Notes, 144A	7.750	05/01/35		240	269,547
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,671,762
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,027,661
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	633,315
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,927,374
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		4,410	3,381,542
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		4,000	3,990,720
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,656,342
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		3,700	3,731,338
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	3.685(c)	07/06/46		450	449,008

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes	4.000%	04/27/27	AUD	4,198	$2,988,285
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	1,046,948
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	7,319,668
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		4,410	4,059,785
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		220	220,051
Gtd. Notes, 144A	5.500	04/15/34		230	229,425
WPC Eurobond BV,
Gtd. Notes	0.950	06/01/30	EUR	9,950	10,489,526
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	7.125	02/15/31		820	868,762
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	02/01/32		735	767,115

					505,889,294

Venezuela 0.1%

Petroleos de Venezuela SA,
Sr. Sec’d. Notes	8.500	10/27/20(d)		1,388	1,433,110

TOTAL CORPORATE BONDS
(cost $1,102,256,638)					1,069,984,973

FLOATING RATE AND OTHER LOANS 0.6%

Luxembourg 0.1%

HPS Speciality Loan Fund VI GP,
Term Loan, 3 Month SOFR + 2.000%^	5.692(c)	09/30/34		187	187,026
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		431	430,964
HPS Speciality Loan Fund VI IM,
Term Loan, 3 Month SOFR + 2.000%^	5.692(c)	09/30/34		281	280,539
Term Loan, 3 Month SOFR + 3.200%^	6.892(c)	09/30/34		646	646,446

					1,544,975

Netherlands 0.1%

International Park Holdings BV, 2025 Facility B, 3 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	2,525	2,926,423

United Kingdom 0.2%

Doncasters US Finance LLC, 2025 Term Loan, 1 Month SOFR + 6.500%^	10.200(c)	04/23/30		1,188	1,190,970
International Schools Partnership,
Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		2,574	2,544,930
The Boots Group,
Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	1,200	1,639,611

					5,375,511

United States 0.2%

CloudHQ VA B1,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	01/29/30		1,531	1,530,797
CloudHQ VA B2 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	03/06/30		601	600,764
CloudHQ VA B3 Quick,
Term Loan, 1 Month SOFR + 2.250%^	5.880(c)	03/06/30		631	630,946
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 4.750%^	8.450(c)	07/09/32		666	652,403

See Notes to Financial Statements.

PGIM Global Total Return Fund 19

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

United States (cont’d.)

Diamond Sports Net LLC,
First Lien Exit Term Loan	— %(p)	01/02/28	326	$58,700
Domain Greenbough Partner 2 LLC,
Term Loan^	— (p)	01/23/32	642	641,829
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	8.767(c)	09/25/29	2,105	1,915,508
Vantage Oracle TX,
Term Loan, 1 Month SOFR + 2.500%	6.170(c)	04/30/30	329	329,395

				6,360,342

TOTAL FLOATING RATE AND OTHER LOANS
(cost $15,916,602)				16,207,251

MUNICIPAL BONDS 0.3%

Louisiana 0.1%

Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B^(x)	12.000	12/01/34	4,900	3,479,000

Wisconsin 0.2%

Public Finance Authority,
Taxable, Revenue Bonds, Series C	9.250	09/01/55	5,050	4,794,559

TOTAL MUNICIPAL BONDS
(cost $8,302,582)				8,273,559

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.2%

United States

Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.649(c)	07/01/26	1,730	1,739,389
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	692	680,230
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745(c)	10/25/41	1,000	1,009,745
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.195(c)	10/25/41	58	57,605
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	6.945(c)	11/25/41	260	262,844
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.795(c)	12/25/41	340	344,202
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745(c)	03/25/42	1,200	1,220,196
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.345(c)	07/25/44	218	218,460
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.645(c)	12/25/50	400	425,234
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.645(c)	11/25/50	595	653,091
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.295(c)	01/25/34	307	307,985
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.045(c)	10/25/41	320	323,479
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.145(c)	10/25/41	73	73,270
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.445(c)	11/25/41	830	833,943
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.995(c)	09/25/41	150	151,065
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.745(c)	09/25/41	3,350	3,358,318
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.995(c)	12/25/41	2,350	2,367,888
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.145(c)	01/25/42	100	100,971
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.995(c)	05/25/42	300	306,750
Freddie Mac REMIC,
Series 4166, Class IO, IO	3.500	02/15/43	3,145	484,838

LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39	1,500	1,503,730

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.519%(c)	01/25/48		278	$274,413
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.145(c)	05/25/33		4,981	5,020,895
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.998(c)	03/29/27		4,592	4,625,488
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.748(c)	09/27/28		3,933	3,978,378

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $29,887,578)					30,322,407

SOVEREIGN BONDS 36.1%

Andorra 0.1%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	809,198
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	421,358

					1,230,556

Argentina 0.1%

Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	415,372	477,576
Sr. Unsec’d. Notes	0.500	07/09/29	EUR	202	209,032
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	1,637,456	1,568,895
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	70,829	70,629
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	1,807
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	51,907	59,681

					2,387,620

Australia 0.1%

Northern Territory Treasury Corp.,
Local Gov’t. Gtd. Notes	5.750	04/21/37	AUD	2,000	1,390,171

Austria 0.1%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	2,349	1,871,470

Belize 0.1%

Platinum for Belize Blue Investment Co. LLC,
Sec’d. Notes	4.470	10/20/40		3,450	3,045,522

Bermuda 0.0%

Bermuda Government International Bond,
Sr. Unsec’d. Notes (a)	5.000	07/15/32		575	579,382

Brazil 0.8%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		8,365	8,406,423
Brazilian Government International Bond,
Sr. Unsec’d. Notes	4.000	04/23/30	EUR	1,095	1,276,151
Sr. Unsec’d. Notes	4.875	04/23/33	EUR	3,355	3,890,344
Sr. Unsec’d. Notes	5.500	04/23/36	EUR	3,830	4,481,594
Sr. Unsec’d. Notes	8.250	01/20/34		1,460	1,678,504
Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	576,331

					20,309,347

See Notes to Financial Statements.

PGIM Global Total Return Fund 21

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Bulgaria 0.4%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.125%	03/26/35	EUR	8,212	$9,172,305

Canada 0.7%

Canadian Government Bond,
Bonds	4.000	06/01/41	CAD	650	492,377
Canadian Government Real Return Bond,
Bonds	0.250	12/01/54	CAD	238	112,583
City of Montreal,
Sr. Unsec’d. Notes	3.900	09/01/35	CAD	4,000	2,898,723
City of Toronto,
Unsec’d. Notes	3.250	06/24/46	CAD	3,000	1,761,913
Province of Alberta,
Unsec’d. Notes	3.050	12/01/48	CAD	3,500	1,996,470
Province of British Columbia,
Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,621,747
Province of Manitoba,
Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,720,845
Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,853,646
Province of Quebec,
Unsec’d. Notes, MTN	4.562(s)	10/01/39	CAD	8,000	3,173,973
Province of Saskatchewan,
Unsec’d. Notes	3.300	06/02/48	CAD	3,500	2,089,522

					17,721,799

Chile 0.1%

Bonos de la Tesoreria de la Republica,
Bonds	2.000	03/01/35	CLP	200,668	219,098
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	505,000	540,595
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,098,929
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	237,165

					3,095,787

China 2.6%

China Government Bond,
Sr. Unsec’d. Notes	2.390	03/15/29	CNH	500	75,105
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	300,353
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	21,500	3,407,519
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,810,656
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	71,500	12,948,430
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	81,500	14,228,480
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	11,587,729
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,942,177
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	557,694
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	49,000	9,598,214
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,212,895
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	603,199

					67,272,451

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Colombia 1.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.750%	09/19/28	EUR	9,300	$10,756,678
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	2,450	2,755,048
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	3,690	4,081,749
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,723,200
Sr. Unsec’d. Notes	8.375	02/15/27		7,474	7,609,130
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	6,418,932
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,109,080

					34,453,817

Costa Rica 0.1%

Costa Rica Government International Bond,
Bonds, 144A	5.500	11/21/30	EUR	1,250	1,524,059
Sr. Unsec’d. Notes	6.550	04/03/34		1,000	1,072,750

					2,596,809

Cyprus 0.4%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	6,484,699
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,698,976
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,837,322

					11,020,997

Czech Republic 0.2%

Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,589,168

Denmark 0.1%

Denmark Government Bond,
Bonds	0.100	11/15/34	DKK	1,037	151,829
Bonds, Series 10Y	0.500	11/15/27	DKK	12,110	1,847,427
Bonds, Series 10Y	0.500	11/15/29	DKK	4,300	629,730
Bonds, Series 31Y	4.500	11/15/39	DKK	1,800	327,774
Bonds, Series 32Y	0.250	11/15/52	DKK	5,000	373,260

					3,330,020

Dominican Republic 0.2%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.875	09/23/32		1,000	945,000
Sr. Unsec’d. Notes	5.875	10/28/35		3,800	3,716,400

					4,661,400

Ecuador 0.5%

Amazon Conservation DAC,
Sr. Sec’d. Notes	6.034	01/16/42		2,770	2,804,409
Sr. Sec’d. Notes, 144A	6.034	01/16/42		9,000	9,111,796
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		452	314,143
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		221	162,787
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		252	184,866
Sr. Unsec’d. Notes, Series S22	5.000(cc)	07/31/40		182	126,671

See Notes to Financial Statements.

PGIM Global Total Return Fund 23

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Ecuador (cont’d.)

Ecuador Social Bond Sarl,
Gov’t. Gtd. Notes^	0.350%	01/30/35		16,000	$278,400
GPS Blue Financing DAC,
Sec’d. Notes	5.645	11/09/41		240	235,584

					13,218,656

Egypt 0.2%

Egypt Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	5,346,809

Finland 0.1%

Kuntarahoitus OYJ,
Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,414,725

France 2.2%

Agence France Locale,
Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,596,519
Bpifrance SACA,
Gtd. Notes, EMTN	0.625	07/22/31	EUR	1,500	1,535,433
Gtd. Notes, EMTN	3.375	11/25/32	EUR	3,900	4,535,346
Gtd. Notes, EMTN	3.375	05/25/34	EUR	6,800	7,794,969
Caisse Francaise de Financement Local SA,
Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,466,679
French Republic Government Bond OAT,
Bonds, Series OAT, 144A	0.500	05/25/72	EUR	100	30,401
Bonds, Series OATe, 144A	0.100	07/25/38	EUR	121	118,645
Bonds, Series OATi, 144A	0.550	03/01/39	EUR	106	106,152
Ile-de-France Mobilites,
Sr. Unsec’d. Notes, EMTN	0.950	02/16/32	EUR	1,400	1,431,240
Region of Ile de France,
Sr. Unsec’d. Notes, EMTN	2.900	04/30/31	EUR	1,700	1,963,611
SFIL SA,
Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	9,100	10,480,474
Societe Des Grands Projets EPIC,
Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	1,000	1,016,963
Ville de Paris,
Sr. Unsec’d. Notes, EMTN	1.750	05/25/31	EUR	2,800	3,049,468

					56,125,900

Gabon 0.3%

Gabon Blue Bond Master Trust 2,
Insured Notes	6.097	08/01/38		7,715	7,649,191

Germany 0.0%

Deutsche Bundesrepublik Inflation-Linked Bond,
Bonds	0.100	04/15/46	EUR	131	121,828
State of North Rhine-Westphalia,
Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	28,401

					150,229

Greece 3.5%

Hellenic Republic Government Bond,
Bonds	4.300	02/24/27	EUR	99	117,074
Bonds	4.300	02/24/28	EUR	64	75,623
Bonds	4.300	02/24/29	EUR	194	232,499

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Greece (cont’d.)

Hellenic Republic Government Bond, (cont’d.)
Bonds	4.300%	02/24/30	EUR	501	$604,197
Bonds	4.300	02/24/31	EUR	169	200,339
Bonds	4.300	02/24/32	EUR	158	188,724
Bonds	4.300	02/24/33	EUR	46	54,643
Bonds	4.300	02/24/34	EUR	95	112,791
Bonds	4.300	02/24/35	EUR	199	235,627
Bonds	4.300	02/24/36	EUR	131	153,875
Bonds	4.300	02/24/37	EUR	157	184,377
Bonds	4.300	02/24/38	EUR	268	311,169
Bonds	4.300	02/24/39	EUR	319	372,009
Bonds	4.300	02/24/40	EUR	378	435,834
Bonds	4.300	02/24/41	EUR	300	349,116
Bonds	4.300	02/24/42	EUR	923	1,060,884
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	61,081,905
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,468,793
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,199	12,691,474
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,688,070

					90,619,023

Guatemala 0.1%

Guatemala Government Bond,
Sr. Unsec’d. Notes	8.125	10/06/34		2,000	2,326,200
Sr. Unsec’d. Notes, 144A	6.250	08/15/36		1,000	1,043,813

					3,370,013

Hong Kong 0.1%

Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,535,294

Hungary 0.7%

Hungary Government Bond,
Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	2,475,289
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,192,813
Sr. Unsec’d. Notes	5.500	03/26/36		400	400,300
Sr. Unsec’d. Notes, Series 10Y	4.500	06/16/34	EUR	1,200	1,441,857
Sr. Unsec’d. Notes, Series 12Y	1.625	04/28/32	EUR	2,976	3,120,731
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	4.500	11/27/31	EUR	4,800	5,721,572
Gov’t. Gtd. Notes	6.000	05/16/29	EUR	3,600	4,476,187

					18,828,749

India 0.3%

Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	50,000	7,337,937

Indonesia 2.2%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	11,884,661
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	9,213,657
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	10,060	10,430,350
Sr. Unsec’d. Notes	2.500	10/31/30	CNH	25,000	3,636,523
Sr. Unsec’d. Notes	2.900	10/31/35	CNH	10,000	1,439,927

See Notes to Financial Statements.

PGIM Global Total Return Fund 25

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)

Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.650%		09/10/32	EUR	3,200	$3,697,016
Sr. Unsec’d. Notes, EMTN	3.750		06/14/28	EUR	13,980	16,534,786

						56,836,920

Israel 0.3%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.875		10/21/34	GBP	3,517	5,059,431
State of Israel,
Sr. Unsec’d. Notes, EMTN	6.250		11/21/27		1,500	1,539,188

						6,598,619

Italy 3.3%

Cassa Del Trentino SPA,
Local Gov’t. Gtd. Notes, EMTN	1.160		06/17/26	EUR	158	185,566
City of Milan,
Sr. Unsec’d. Notes	4.019		06/29/35	EUR	6,958	8,103,423
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, 144A	1.800		05/15/36	EUR	104	123,876
Sr. Unsec’d. Notes, Series 10Y	3.850		07/01/34	EUR	500	594,876
Sr. Unsec’d. Notes, Series 10Y	4.200		03/01/34	EUR	250	305,186
Sr. Unsec’d. Notes, Series 11Y	3.850		02/01/35	EUR	3,085	3,655,433
Sr. Unsec’d. Notes, Series 16Y, 144A	3.350		03/01/35	EUR	1,285	1,469,834
Sr. Unsec’d. Notes, Series VALR	4.100	(cc)	10/10/28	EUR	1,000	1,201,083
Region of Lazio,
Sr. Unsec’d. Notes	3.088		03/31/43	EUR	5,813	6,207,821
Region of Lombardy,
Sr. Unsec’d. Notes	5.804		10/25/32		2,590	2,388,738
Region of Piemont Italy,
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.155% (Cap N/A, Floor 0.000%)	2.276	(c)	11/27/36	EUR	4,000	4,026,687
Region of Umbria,
Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	2.789	(c)	03/26/31	EUR	545	606,210
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.812	(s)	02/20/31	EUR	5,458	5,486,726
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250	(c)	06/28/29	EUR	7,892	9,509,753
Sr. Unsec’d. Notes, EMTN	4.425		03/28/36	EUR	1,400	1,673,863
Sr. Unsec’d. Notes, EMTN	5.200		07/31/34	EUR	1,635	2,073,965
Sr. Unsec’d. Notes, EMTN	5.250		12/07/34	GBP	17,100	22,733,409
Sr. Unsec’d. Notes, EMTN	5.345		01/27/48	EUR	2,100	2,647,839
Sr. Unsec’d. Notes, Series 10Y	2.875		10/17/29		3,300	3,148,384
Sr. Unsec’d. Notes, Series 30Y	3.875		05/06/51		1,492	1,080,950
Sr. Unsec’d. Notes, Series 30Y, MTN(a)	5.375		06/15/33		5,900	6,159,768
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor N/A)	2.455	(c)	05/11/26	EUR	3,000	3,520,950

						86,904,340

Japan 2.7%

Japan Government Ten Year Bond,
Bonds, Series 380	1.700		09/20/35	JPY	300,000	1,796,466
Bonds, Series 381	2.100		12/20/35	JPY	5,000,000	30,901,338
Japan Government Thirty Year Bond,
Bonds, Series 88	3.200		09/20/55	JPY	4,200,000	24,239,182

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Japan (cont’d.)

Japan Government Twenty Year Bond,
Bonds, Series 159	0.600%	12/20/36	JPY	350,000	$1,819,160
Bonds, Series 189	1.900	06/20/44	JPY	377,000	1,944,980
Bonds, Series 194	2.700	09/20/45	JPY	1,471,700	8,497,903
Japanese Government CPI Linked Bond,
Bonds, Series 30	0.005	03/10/35	JPY	101,807	622,551

					69,821,580

Lebanon 0.0%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		1,000	253,500

Malta 0.1%

Malta Government Bond,
Bonds, Series 16Y	1.200	05/13/37	EUR	1,000	881,781
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,620,486

					3,502,267

Mexico 1.7%

Eagle Funding Luxco Sarl,
Sr. Unsec’d. Notes, 144A	5.500	08/17/30		13,210	13,298,507
Mexican Udibonos,
Bonds, Series S	3.250	11/12/43	MXN	10	419,060
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	10,698,113
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,540,907
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,610,244
Sr. Unsec’d. Notes	3.500	09/19/29	EUR	1,020	1,188,707
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	764,522
Sr. Unsec’d. Notes	4.500	03/19/34	EUR	1,070	1,241,087
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	3,600	4,155,172
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	335,772
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,478,682
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	998,941

					43,729,714

Morocco 0.1%

Morocco Government International Bond,
Sr. Unsec’d. Notes	3.875	04/02/29	EUR	1,200	1,412,605

New Zealand 0.2%

New Zealand Government Bond,
Unsec’d. Notes, Series 528	0.250	05/15/28	NZD	8,000	4,408,318

Norway 0.1%

Norway Government Bond,
Sr. Unsec’d. Notes, Series 479, 144A	1.750	02/17/27	NOK	22,000	2,323,651

Oman 0.0%

Oman Government International Bond,
Sr. Unsec’d. Notes	7.375	10/28/32		1,000	1,138,020

Panama 0.3%

Panama Government International Bond,
Sr. Unsec’d. Notes	5.662	02/23/38		2,220	2,231,804

See Notes to Financial Statements.

PGIM Global Total Return Fund 27

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Panama (cont’d.)

Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(a)	6.875%	01/31/36		300	$330,900
Sr. Unsec’d. Notes	8.125	04/28/34		5,659	6,366,375

					8,929,079

Paraguay 0.0%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	2.739	01/29/33		200	178,063

Peru 0.5%

Peru Government Bond,
Bonds	5.940	02/12/29	PEN	6,000	1,766,626
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,184,800
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	11,179,720

					14,131,146

Philippines 1.1%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,843,275
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,323,092
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	881,658
Sr. Unsec’d. Notes	3.625	02/04/32	EUR	1,000	1,161,737
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	4,592,633
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	4,959,791
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,201,846

					28,964,032

Poland 0.2%

Republic of Poland Government Bond,
Bonds	1.750	08/25/31	PLN	423	114,537
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	265,744
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	282,900
Bonds, Series 0432	1.750	04/25/32	PLN	1,000	224,677
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	274,870
Bonds, Series 0726	2.500	07/25/26	PLN	1,000	275,072
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	270,014
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,460,512
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	274,355
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	271,249
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	257,123
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	233,923
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	283,412
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	264,273
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	652,235

					5,404,896

Portugal 0.1%

Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491	10/01/27	EUR	400	452,649
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	329,250
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	600	521,688
Sr. Unsec’d. Notes	2.163	04/06/32	EUR	500	539,401
Sr. Unsec’d. Notes	3.720	10/17/28	EUR	400	473,115

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)

Regiao Autonoma Madeira,
Sr. Unsec’d. Notes	1.141%	12/04/34	EUR	1,000	$919,635

					3,235,738

Romania 0.9%

Romania Government Bond,
Bonds, Series 04Y	7.200	10/28/26	RON	500	113,321
Bonds, Series 04Y	7.200	05/31/27	RON	500	113,835
Bonds, Series 05Y	3.250	06/24/26	RON	500	112,472
Bonds, Series 05Y	4.250	04/28/36	RON	500	88,775
Bonds, Series 05Y	6.300	04/25/29	RON	500	111,672
Bonds, Series 06Y	8.750	10/30/28	RON	500	118,422
Bonds, Series 07Y	2.500	10/25/27	RON	500	106,760
Bonds, Series 07Y	8.000	04/29/30	RON	500	117,047
Bonds, Series 08Y	4.150	01/26/28	RON	500	108,688
Bonds, Series 08Y	4.850	07/25/29	RON	500	106,820
Bonds, Series 08Y	7.350	04/28/31	RON	500	114,451
Bonds, Series 10Y	4.150	10/24/30	RON	500	100,916
Bonds, Series 10Y	5.000	02/12/29	RON	500	108,116
Bonds, Series 10Y	6.700	02/25/32	RON	500	109,783
Bonds, Series 10Y	7.200	10/30/33	RON	500	112,324
Bonds, Series 10Y	8.250	09/29/32	RON	500	118,304
Bonds, Series 11Y	7.100	07/31/34	RON	500	111,642
Bonds, Series 15Y	3.650	09/24/31	RON	500	95,912
Bonds, Series 15Y	4.750	10/11/34	RON	500	95,147
Bonds, Series 15Y	5.800	07/26/27	RON	500	112,063
Bonds, Series 15Y	7.900	02/24/38	RON	500	118,011
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,681,027
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,558,926
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,269,429
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,045,015
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,164,038
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,891,960
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	1,012,226
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,002,397
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,786	1,681,711
Sr. Unsec’d. Notes, EMTN	6.750	07/11/39	EUR	1,003	1,186,000
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	807,819

					22,595,029

San Marino 0.0%

San Marino Government Bond,
Sr. Unsec’d. Notes, Series 4Y	6.500	01/19/27	EUR	300	358,959

Saudi Arabia 0.6%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	15,020,338

Serbia 1.5%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	6,507,068
Sr. Unsec’d. Notes	2.125	12/01/30		9,015	7,876,856

See Notes to Financial Statements.

PGIM Global Total Return Fund 29

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia (cont’d.)

Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.125%		05/15/27	EUR	15,595	$18,257,314
Sr. Unsec’d. Notes, 144A	4.875		05/06/38	EUR	4,330	4,967,137

						37,608,375

Slovakia 0.1%

Slovakia Government Bond,
Bonds, Series 247	3.625		06/08/33	EUR	1,530	1,817,906
Slovakia Government International Bond,
Sr. Unsec’d. Notes, Series 10Y	1.915		05/10/34	CHF	300	401,052

						2,218,958

Slovenia 0.1%

Slovenia Government Bond,
Sr. Unsec’d. Notes, Series RS86	0.000		02/12/31	EUR	100	102,408
Slovenia Government International Bond,
Sr. Unsec’d. Notes	5.000		09/19/33		3,200	3,306,400

						3,408,808

South Africa 0.1%

Republic of South Africa Government Bond - CPI Linked,
Sr. Unsec’d. Notes, Series 2046	2.500		03/31/46	ZAR	5,578	256,691
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes, Series 12Y	3.750		07/24/26	EUR	2,200	2,581,101

						2,837,792

Spain 2.2%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690		10/28/34	EUR	598	735,157
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480	(c)	05/11/29	EUR	1,000	1,241,956
Sr. Unsec’d. Notes, EMTN	5.900		05/28/30	EUR	3,250	4,145,700
Sr. Unsec’d. Notes, EMTN	6.350		11/30/41	EUR	2,100	2,929,582
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000		10/31/50	EUR	10,600	6,563,270
Sr. Unsec’d. Notes, 144A	1.200		10/31/40	EUR	2,500	2,086,689
Sr. Unsec’d. Notes, 144A	3.450		07/30/66	EUR	4,200	4,232,982
Spain Government Bond Coupon Strips,
Bonds	0.449	(s)	07/30/29	EUR	438	468,595
Sr. Unsec’d. Notes	1.296	(s)	07/30/41	EUR	436	279,343
Sr. Unsec’d. Notes, Series CAC	0.320	(s)	01/31/33	EUR	2,100	1,991,381
Sr. Unsec’d. Notes, Series CAC(k)	0.579	(s)	07/30/29	EUR	3,600	3,844,911
Sr. Unsec’d. Notes, Series CAC	0.958	(s)	01/31/35	EUR	168	145,153
Sr. Unsec’d. Notes, Series CAC	1.027	(s)	01/31/36	EUR	168	138,520
Sr. Unsec’d. Notes, Series CAC	1.078	(s)	01/31/37	EUR	168	132,691
Sr. Unsec’d. Notes, Series CAC	1.128	(s)	07/30/36	EUR	862	702,595
Sr. Unsec’d. Notes, Series CAC	1.212	(s)	07/30/37	EUR	862	674,714
Sr. Unsec’d. Notes, Series CAC	1.297	(s)	07/30/38	EUR	862	637,929
Sr. Unsec’d. Notes, Series CAC	1.365	(s)	07/30/42	EUR	300	182,951
Sr. Unsec’d. Notes, Series CAC	1.405	(s)	07/30/43	EUR	300	174,069
Sr. Unsec’d. Notes, Series CAC	1.455	(s)	07/30/44	EUR	300	165,171
Sr. Unsec’d. Notes, Series CAC	1.475	(s)	07/30/45	EUR	300	158,291
Sr. Unsec’d. Notes, Series CAC	1.485	(s)	07/30/46	EUR	300	151,204
Sr. Unsec’d. Notes, Series CAC	1.504	(s)	07/30/47	EUR	300	142,591
Sr. Unsec’d. Notes, Series CAC	1.514	(s)	07/30/48	EUR	300	139,331

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)

Spain Government Bond Coupon Strips, (cont’d.)
Sr. Unsec’d. Notes, Series CAC	1.544	%(s)	07/30/49	EUR	300	$133,789
Sr. Unsec’d. Notes, Series CAC	1.564	(s)	07/30/50	EUR	300	125,550
Sr. Unsec’d. Notes, Series CAC	1.594	(s)	07/30/51	EUR	300	120,016
Sr. Unsec’d. Notes, Series CAC	1.623	(s)	07/30/52	EUR	300	116,047
Sr. Unsec’d. Notes, Series CAC	1.663	(s)	07/30/53	EUR	300	109,205
Sr. Unsec’d. Notes, Series CAC	1.683	(s)	07/30/54	EUR	300	102,689
Sr. Unsec’d. Notes, Series CAC	1.703	(s)	07/30/55	EUR	300	96,017
Sr. Unsec’d. Notes, Series CAC	1.732	(s)	07/30/56	EUR	300	92,988
Sr. Unsec’d. Notes, Series CAC	1.772	(s)	07/30/57	EUR	300	89,126
Sr. Unsec’d. Notes, Series CAC	1.782	(s)	07/30/58	EUR	300	85,936
Sr. Unsec’d. Notes, Series CAC	1.812	(s)	07/30/59	EUR	300	82,266
Sr. Unsec’d. Notes, Series CAC	1.851	(s)	07/30/60	EUR	300	77,688
Sr. Unsec’d. Notes, Series CAC	1.871	(s)	07/30/61	EUR	300	74,714
Sr. Unsec’d. Notes, Series CAC	1.891	(s)	07/30/62	EUR	300	68,764
Sr. Unsec’d. Notes, Series CAC	1.921	(s)	07/30/63	EUR	300	65,043
Sr. Unsec’d. Notes, Series CAC	1.950	(s)	07/30/64	EUR	300	66,521
Sr. Unsec’d. Notes, Series CAC	1.980	(s)	07/30/65	EUR	300	64,116
Sr. Unsec’d. Notes, Series CAC	2.010	(s)	07/30/66	EUR	300	61,156
Spain Government Bond Principal Strips,
Sr. Unsec’d. Notes, Series CAC	0.794	(s)	07/30/41	EUR	1,700	1,084,407
Spain Government Inflation-Linked Bond,
Sr. Unsec’d. Notes, 144A	1.150		11/30/36	EUR	104	121,031
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250		04/06/29	GBP	16,080	22,007,550

						56,909,395

Sweden 0.1%

Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904	(s)	06/25/27	ZAR	1,400	76,498
Sr. Unsec’d. Notes, EMTN	10.550	(s)	03/30/32	MXN	43,890	1,430,982
Sweden Government Bond,
Bonds, Series 1053	3.500		03/30/39	SEK	10,000	1,143,844

						2,651,324

Trinidad & Tobago 0.1%

Trinidad & Tobago Government International Bond,
Sr. Unsec’d. Notes, 144A (a)	6.500		01/28/36		2,215	2,268,315

Tunisia 0.0%

Tunisian Republic,
Sr. Unsec’d. Notes	4.200		03/17/31	JPY	100,000	563,700

Turkey 0.1%

Turkiye Government Bond,
Bonds	2.480		05/02/29	TRY	5,448	112,497
Bonds, Series 4Y, BIST Index + 0.000%	37.200	(c)	01/09/30	TRY	3,700	79,880
Bonds, Series 4Y, BIST Index + 0.000%	40.884	(c)	05/17/28	TRY	47,324	1,049,973
Bonds, Series 4Y, BIST Index + 0.000%	41.021	(c)	09/06/28	TRY	57,276	1,271,082

						2,513,432

See Notes to Financial Statements.

PGIM Global Total Return Fund 31

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

United Arab Emirates 0.3%

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625%		01/17/31	EUR	3,400	$3,891,814
Sr. Unsec’d. Notes, 144A, MTN	4.625		01/17/31	EUR	3,600	4,120,745

						8,012,559

United Kingdom 0.3%

Jersey International Bond,
Sr. Unsec’d. Notes	3.750		06/09/54	GBP	834	771,788
United Kingdom Gilt,
Bonds	0.875		01/31/46	GBP	100	59,493
Bonds	1.125		01/31/39	GBP	100	84,261
Bonds	1.250		10/22/41	GBP	100	77,127
Bonds	1.250		07/31/51	GBP	100	55,350
Bonds	1.500		07/22/47	GBP	100	66,573
Bonds	1.625		10/22/71	GBP	100	49,627
Bonds	1.750		01/22/49	GBP	100	68,340
Bonds	1.750		07/22/57	GBP	100	58,309
Bonds	2.500		07/22/65	GBP	100	69,274
Bonds	3.250		01/22/44	GBP	100	100,553
Bonds	3.500		07/22/68	GBP	100	90,075
Bonds	3.750		07/22/52	GBP	100	100,338
Bonds	4.000		01/22/60	GBP	100	102,240
Bonds	4.250		03/07/36	GBP	300	383,184
Bonds	4.250		09/07/39	GBP	180	220,143
Bonds	4.250		12/07/40	GBP	100	120,426
Bonds	4.250		12/07/46	GBP	4,475	5,070,303
Bonds	4.250		12/07/49	GBP	100	111,199
Bonds	4.250		12/07/55	GBP	100	108,084
Bonds	4.500		12/07/42	GBP	100	121,305
Bonds	4.750		12/07/38	GBP	100	129,767
United Kingdom Inflation-Linked Gilt Bond,
Bonds, Series 3M	0.125		03/22/44	GBP	168	158,477

						8,176,236

Uruguay 0.2%

Uruguay Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.040		07/23/30	CHF	3,000	3,821,079
Sr. Unsec’d. Notes, EMTN	1.618		07/23/35	CHF	1,000	1,280,860
Sr. Unsec’d. Notes, Series 8	1.320		12/09/36	JPY	100,000	503,593

						5,605,532

Vietnam 1.2%

Vietnam Government International Bond,
Sec’d. Notes, Series 30Y	5.500	(cc)	03/12/28		32,804	31,528,572

TOTAL SOVEREIGN BONDS
(cost $1,013,064,835)						936,374,959

U.S. GOVERNMENT AGENCY OBLIGATION 0.8%

Federal National Mortgage Assoc.
(cost $22,894,548)	5.375		12/07/28	GBP	15,000	20,637,611

U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Bonds	1.125		08/15/40		160	99,025
U.S. Treasury Bonds	1.250		05/15/50		1,000	468,906
U.S. Treasury Bonds	1.375		08/15/50		1,000	482,969

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	1.625%		11/15/50	1,000	$515,313
U.S. Treasury Bonds	1.875		02/15/51	1,000	548,438
U.S. Treasury Bonds	1.875		11/15/51	1,000	542,344
U.S. Treasury Bonds	2.000		02/15/50	1,000	575,313
U.S. Treasury Bonds	2.000		08/15/51	1,000	562,188
U.S. Treasury Bonds(k)	2.250		05/15/41	545	394,188
U.S. Treasury Bonds	2.250		08/15/49	56,637	34,814,056
U.S. Treasury Bonds	2.250		02/15/52	1,000	595,000
U.S. Treasury Bonds	2.375		02/15/42	56,495	40,879,429
U.S. Treasury Bonds	2.375		11/15/49	1,000	629,688
U.S. Treasury Bonds(k)	2.375		05/15/51	45,110	27,883,619
U.S. Treasury Bonds(k)	2.875		05/15/49	22,900	16,097,984
U.S. Treasury Bonds	2.875		05/15/52	1,000	684,687
U.S. Treasury Bonds	3.000		02/15/49	3,000	2,165,625
U.S. Treasury Bonds	3.000		08/15/52	1,000	701,719
U.S. Treasury Bonds(h)	3.375		11/15/48	41,310	32,008,795
U.S. Treasury Bonds	3.625		02/15/53	1,000	792,187
U.S. Treasury Bonds	3.625		05/15/53	1,000	791,562
U.S. Treasury Bonds	4.000		11/15/52	1,000	848,750
U.S. Treasury Bonds(k)	4.125		08/15/44	21,410	19,245,583
U.S. Treasury Bonds	4.125		08/15/53	1,000	866,094
U.S. Treasury Bonds	4.250		02/15/54	1,000	884,531
U.S. Treasury Bonds(k)	4.625		11/15/44	2,390	2,291,786
U.S. Treasury Bonds	4.625		05/15/54	1,000	941,719
U.S. Treasury Bonds	4.750		11/15/53	3,260	3,130,619
U.S. Treasury Bonds	4.750		05/15/55	660	634,528
U.S. Treasury Bonds(h)(k)	5.000		05/15/45	106,145	106,576,214
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375		02/15/55	518	480,689
U.S. Treasury Notes	1.875		02/15/32	1,415	1,252,496
U.S. Treasury Notes	2.875		05/15/32	2,035	1,897,955
U.S. Treasury Notes	3.625		08/31/30	7,490	7,377,650
U.S. Treasury Notes	3.875		09/30/32	45,621	44,872,530
U.S. Treasury Strips Coupon(k)	2.089	(s)	11/15/35	800	522,917
U.S. Treasury Strips Coupon(k)	2.251	(s)	08/15/40	800	394,882
U.S. Treasury Strips Coupon(k)	1.872	(s)	05/15/31	85	69,285
U.S. Treasury Strips Coupon(k)	1.888	(s)	08/15/29	345	302,926

TOTAL U.S. TREASURY OBLIGATIONS
(cost $374,042,888)					354,824,189

				Shares

COMMON STOCKS 0.2%

Jamaica 0.1%

Digicel International Finance Ltd.*				59,495	1,509,686

United States 0.1%

Diamond Sports Group LLC*(x)				44,198	9,105
Expand Energy Corp.				23,063	2,355,885
Ferrellgas Partners LP*				13,655	345,649

					2,710,639

TOTAL COMMON STOCKS
(cost $559,025)					4,220,325

See Notes to Financial Statements.

PGIM Global Total Return Fund 33

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

PREFERRED STOCKS 0.4%

Jamaica 0.0%

Digicel International Finance Ltd.*^
	3,857	$49,845

United States 0.4%

Citigroup, Inc.
Series II, 6.250%, Maturing 02/15/31(oo)	260,011	6,591,279
Federal Home Loan Mortgage Corp.
Series Z, 8.375%(cc), Maturing 12/31/27(a)(oo)	10,000	112,500
Federal National Mortgage Assoc.
Series S, 8.250%, Maturing 05/30/26(oo)	5,000	49,950
Federal National Mortgage Assoc.
Series S, 8.250%, Maturing 12/31/30(a)(oo)(cc)	15,000	175,500
Ferrellgas Escrow LLC
8.956%, Maturing 03/30/31^	633	688,387
MetLife, Inc.
Series E, 5.625%, Maturing 05/30/26(oo)	38,476	877,253
QXO, Inc.
Series C, 4.750%, Maturing 04/01/33(oo)	242	2,692,551
Wells Fargo & Co.
Series Y, 5.625%, Maturing 06/15/26(oo)	526	12,603

		11,200,023

TOTAL PREFERRED STOCKS
(cost $10,931,064)		11,249,868

OPTIONS PURCHASED*~ 0.0%
(cost $943,260)		$983,529

	Units

WARRANTS* 0.0%

United States
Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)	82,206	1

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 98.2%
(cost $2,676,734,352)		2,550,733,915

OPTIONS WRITTEN*~ (0.1)%

(premiums received $1,354,896)		(1,735,139)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.1%
(cost $2,675,379,456)		2,548,998,776

	Shares

SHORT-TERM INVESTMENTS 1.4%

AFFILIATED MUTUAL FUNDS 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	5,987,085	5,987,085

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.844%)
(cost $28,775,982; includes $28,700,523 of cash collateral for securities on loan)(b)(wb)	28,797,256	$28,779,977

TOTAL AFFILIATED MUTUAL FUNDS
(cost $34,763,067)		34,767,062

OPTIONS PURCHASED*~ 0.1%
(cost $682,246)		1,286,220

TOTAL SHORT-TERM INVESTMENTS
(cost $35,445,313)		36,053,282

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 99.5%
(cost $2,710,824,769)		2,585,052,058

OPTIONS WRITTEN*~ (0.1)%
(premiums received $763,551)		(2,121,724)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 99.4%
(cost $2,710,061,218)		2,582,930,334
Other assets in excess of liabilities(z) 0.6%		14,345,454

NET ASSETS 100.0%		$2,597,275,788

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $39,779,228 and 1.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,095,914; cash collateral of $28,700,523 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	05/09/18	$909,111	$850,010	0.0%
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	05/09/18	885,052	825,010	0.0
Clue Opco LLC, Sr. Sec’d. Notes, 144A, 9.500%, 10/15/31	09/22/23-01/25/24	2,051,973	2,147,066	0.1
Diamond Sports Group LLC*	01/02/25	116,918	9,105	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0

See Notes to Financial Statements.

PGIM Global Total Return Fund 35

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(x) Restricted Securities (continued):

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	$19,079,706	$16,980,939	0.7%
Plaquemines Port Harbor & Terminal District,
Series B, Taxable, Revenue Bonds, 144A, 12.000%, 12/01/34^	03/30/26	3,479,000	3,479,000	0.1

Total		$26,521,760	$24,291,131	0.9%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at April 30, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, 0.000%, Maturity Date (cost $1,218,165)^	1,218	$1,218,165	$—	$—
CloudHQ VA B1, Delayed Draw Term Loan, 0.000%, Maturity Date (cost $396,306)^	396	396,306	—	—
CloudHQ VA B2 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $884,373)^	884	884,373	—	—
CloudHQ VA B2, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $436,008)^	436	436,008	—	—
CloudHQ VA B3 QUICK, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $402,785)^	403	402,785	—	—
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $484,643)^	485	484,643	—	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $43,054)^	44	42,762	—	(292)
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $71,757)^	73	71,269	—	(488)
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, 0.000%, Maturity Date 01/23/32 (cost $358,171)^	358	358,171	—	—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,804,500	4,500	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $514,321)^	514	514,321	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,243,640)^	1,244	1,243,640	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $771,481)^	771	771,481	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,865,460)^	1,865	1,865,460	—	—
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/30 (cost $3,083,105)	3,083	3,083,105	—	—

		$13,576,989	$4,500	$(780)

Unfunded preferred stock commitment outstanding at April 30, 2026:

Issuer	Shares	Current Value	Unrealized Appreciation	Unrealized Depreciation
QXO, Inc., 4.750%, Maturity Date 12/31/79 (cost $1,210,000)^	121	$1,210,000	$—	$—

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	24,833	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	49,665	—

Total OTC Traded (cost $55,253)							$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.30%	1.30%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	68,585	$—
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.90%	1.90%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	68,585	4
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	2.07%	2.07%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	113,840	2,135

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.35%	4.35%(Q)	3 Month BBSW(Q)/ 4.373%	AUD	155,465	$30,243
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	40,420	95,998
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		11,965	23,618
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	5.00%	5.00%(S)	6 Month BBSW(S)/ 4.773%	AUD	9,720	55,649
20-Year Interest Rate Swap, 10/25/50	Call	DB	10/24/30	4.81%	4.81%(S)	6 Month BBSW(S)/ 4.773%	AUD	10,000	274,308
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.199%	2.80%(A)	EUR	49,330	156,133
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.660%	3.74%(A)		40,245	119,358
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		68,380	760,759
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		11,965	62,185
20-Year Interest Rate Swap, 10/25/50	Put	DB	10/24/30	4.81%	6 Month BBSW(S)/ 4.773%	4.81%(S)	AUD	10,000	613,223
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		605	5,515
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		605	5,515
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$106.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)		1,210	11,030
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		51,900	54,076

Total OTC Swaptions (cost $1,570,253)									$2,269,749

Total Options Purchased (cost $1,625,506)									$2,269,749

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.60%	3 Month EURIBOR(Q)/ 2.199%	1.60%(A)	EUR	137,170	$—
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.67%	3 Month EURIBOR(Q)/ 2.199%	1.67%(A)	EUR	113,840	(141)
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.87%	3 Month EURIBOR(Q)/ 2.199%	1.87%(A)	EUR	113,840	(521)
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.10%	3 Month BBSW(Q)/ 4.373%	4.10%(Q)	AUD	233,198	(16,918)
1-Year Interest Rate Swap, 09/10/27	Call	BNP	09/08/26	2.88%	1 Day SOFR(T)/ 3.660%	2.88%(T)		81,840	(21,069)
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		42,370	(64,411)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		42,370	(64,548)

See Notes to Financial Statements.

PGIM Global Total Return Fund 37

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.199%	1.74%(A)	EUR	40,420	$(44,826)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		11,965	(12,011)
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	4.75%	6 Month BBSW(S)/ 4.773%	4.75%(S)	AUD	9,720	(20,288)
1-Year Interest Rate Swap, 05/20/27	Put	CITI	05/18/26	2.27%	2.27%(Q)	3 Month EURIBOR(Q)/ 2.199%	EUR	68,585	(314,136)
1-Year Interest Rate Swap, 08/11/27	Put	MSI	08/10/26	3.21%	3.21%(Q)	3 Month KWCDC(Q)/ 2.810%	KRW	135,200,000	(369,398)
1-Year Interest Rate Swap, 09/10/27	Put	BNP	09/08/26	2.88%	2.88%(T)	1 Day SOFR(T)/ 3.660%		81,840	(712,632)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	98,660	(148,740)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	4.40%	4.40%(T)	1 Day SONIA(T)/ 3.730%	GBP	22,440	(86,146)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%		42,370	(413,843)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%		42,370	(413,810)
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.660%		80,490	(129,387)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		68,380	(494,436)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		68,380	(347,613)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		11,965	(109,125)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		910	(4,433)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V1(Q)		910	(4,433)
CDX.NA.HY.46.V1, 06/20/31	Put	BOA	07/15/26	$104.50	5.00%(Q)	CDX.NA.HY.46.V1(Q)		1,820	(10,227)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		103,800	(53,771)

Total Options Written (premiums received $2,118,447)									$(3,856,863)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
1,970	5 Year U.S. Treasury Notes	Jun. 2026	$212,436,802	$(3,516,286)
462	10 Year Euro-Bund	Jun. 2026	67,973,489	(1,674,349)
326	10 Year U.S. Treasury Notes	Jun. 2026	36,053,563	(251,827)
78	10 Year U.S. Ultra Treasury Notes	Jun. 2026	8,803,032	(236,541)
414	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	47,622,938	(922,042)
1,091	Japanese Yen Currency	Jun. 2026	87,498,200	(125,116)

				(6,726,161)

Short Positions:
116	2 Year U.S. Treasury Notes	Jun. 2026	24,026,500	207,583
837	5 Year Euro-Bobl	Jun. 2026	113,411,736	2,062,063
19	20 Year U.S. Treasury Bonds	Jun. 2026	2,144,031	39,160
20	30 Year Euro Buxl	Jun. 2026	2,558,088	17,118
400	British Pound Currency	Jun. 2026	34,002,500	(679,482)
98	Euro Currency	Jun. 2026	14,406,000	(25,018)
183	Euro Schatz Index	Jun. 2026	22,712,768	242,391

				1,863,815

				$(4,862,346)

Bond forward contracts outstanding at April 30, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contracts:
U.S. Treasury Bond 4.875%, 08/15/45	GSI	06/10/26	47,250	$101.33	$47,879,494	$46,624,457	$—	$(1,255,037)
U.S. Treasury Note 3.375%, 02/29/28	JPM	06/17/26	60,030	$99.55	59,758,777	59,541,776	—	(217,001)

					$107,638,271	$106,166,233	$—	$(1,472,038)

Forward foreign currency exchange contracts outstanding at April 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/26	HSBC	AUD	23,095	$16,458,030	$16,600,465	$142,435	$—
Brazilian Real,
Expiring 06/02/26	JPM	BRL	13,119	2,600,700	2,626,914	26,214	—
British Pound,
Expiring 07/22/26	CITI	GBP	1,184	1,596,760	1,610,846	14,086	—
Canadian Dollar,
Expiring 07/22/26	HSBC	CAD	3,498	2,548,643	2,584,361	35,718	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,149,859	1,283,826	1,277,955	—	(5,871)
Chinese Renminbi,
Expiring 06/17/26	CITI	CNH	38,572	5,647,710	5,665,654	17,944	—
Expiring 06/17/26	HSBC	CNH	5,712	835,848	838,955	3,107	—
Expiring 06/17/26	JPM	CNH	555,725	81,355,785	81,628,254	272,469	—
Danish Krone,
Expiring 07/22/26	HSBC	DKK	9,828	1,557,448	1,550,528	—	(6,920)
Euro,
Expiring 07/22/26	BNY	EUR	1,500	1,762,621	1,766,949	4,328	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 39

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hong Kong Dollar,
Expiring 07/02/26	CITI	HKD	77,362	$10,000,000	$9,899,580	$—	$(100,420)
Indonesian Rupiah,
Expiring 06/17/26	CITI	IDR	64,734,000	3,810,191	3,733,247	—	(76,944)
Israeli Shekel,
Expiring 06/17/26	HSBC	ILS	10,107	3,248,491	3,429,681	181,190	—
Malaysian Ringgit,
Expiring 06/18/26	BARC	MYR	46,486	11,852,676	11,727,388	—	(125,288)
Mexican Peso,
Expiring 06/17/26	JPM	MXN	45,135	2,600,700	2,573,337	—	(27,363)
Polish Zloty,
Expiring 07/22/26	CITI	PLN	3,336	930,614	920,239	—	(10,375)
Expiring 07/22/26	HSBC	PLN	1,142	314,507	315,073	566	—
Singapore Dollar,
Expiring 06/17/26	HSBC	SGD	6,487	5,120,777	5,113,953	—	(6,824)
South Korean Won,
Expiring 06/17/26	JPM	KRW	42,640,292	29,023,389	28,980,551	—	(42,838)
Thai Baht,
Expiring 06/17/26	HSBC	THB	250,493	7,899,504	7,714,589	—	(184,915)

				$190,448,220	$190,558,519	698,057	(587,758)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/22/26	UAG	GBP	1,934	$2,625,292	$2,631,275	$—	$(5,983)
Colombian Peso,
Expiring 06/17/26	JPM	COP	11,877,279	3,110,375	3,229,044	—	(118,669)
Euro,
Expiring 07/22/26	CITI	EUR	4,857	5,717,643	5,721,827	—	(4,184)
Expiring 07/22/26	JPM	EUR	6,163	7,257,834	7,259,218	—	(1,384)
Expiring 07/22/26	MSI	EUR	2,019	2,374,081	2,377,871	—	(3,790)
Expiring 07/22/26	SSB	EUR	58,291	69,052,373	68,664,493	387,880	—
Expiring 07/22/26	TD	EUR	59,174	70,022,997	69,704,864	318,133	—
Expiring 07/22/26	UAG	EUR	59,174	70,169,925	69,704,864	465,061	—
Hong Kong Dollar,
Expiring 07/02/26	HSBC	HKD	77,280	10,000,000	9,889,087	110,913	—
Japanese Yen,
Expiring 07/22/26	RBC	JPY	2,102,325	13,326,015	13,521,507	—	(195,492)
Expiring 07/22/26	SCB	JPY	452,046	2,864,076	2,907,418	—	(43,342)
Mexican Peso,
Expiring 06/17/26	JPM	MXN	106,061	6,005,832	6,046,939	—	(41,107)
Polish Zloty,
Expiring 05/05/26	HSBC	PLN	1,142	314,557	315,147	—	(590)
Swedish Krona,
Expiring 07/22/26	JPM	SEK	86,566	9,449,706	9,416,143	33,563	—
Swiss Franc,
Expiring 07/22/26	HSBC	CHF	1,039	1,341,670	1,342,048	—	(378)
Expiring 07/22/26	JPM	CHF	1,345	1,742,190	1,736,702	5,488	—

				$275,374,566	$274,468,447	1,321,038	(414,919)

						$2,019,095	$(1,002,677)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/31	1.000%(Q)	2,000	$206,526	$327	$206,199	DB
Dominican Republic (D01)	06/20/31	1.000%(Q)	2,000	47,858	327	47,531	DB
Federal Republic of Nigeria (D01)	06/20/31	1.000%(Q)	2,000	157,027	327	156,700	DB
Federation of Malaysia (D01)	06/20/31	1.000%(Q)	6,000	272,571	981	271,590	DB
Federation of Malaysia (D01)	06/20/31	1.000%(Q)	2,000	(59,403)	327	(59,730)	DB
Federative Republic of Brazil (D01)	06/20/31	1.000%(Q)	7,000	58,297	1,145	57,152	DB
Islamic Republic of Pakistan (D01)	06/20/31	1.000%(Q)	2,000	279,026	327	278,699	DB
Kingdom of Bahrain (D01)	06/20/31	1.000%(Q)	2,000	138,107	327	137,780	DB
Kingdom of Morocco (D01)	06/20/31	1.000%(Q)	2,000	(22,123)	327	(22,450)	DB
Kingdom of Saudi Arabia (D01)	06/20/31	1.000%(Q)	7,000	(113,165)	1,145	(114,310)	DB
Oriental Republic of Uruguay (D01)	06/20/31	1.000%(Q)	2,000	(43,615)	327	(43,942)	DB
People’s Republic of China (D01)	06/20/31	1.000%(Q)	7,000	(188,225)	1,145	(189,370)	DB
Republic of Angola (D01)	06/20/31	1.000%(Q)	2,000	262,465	327	262,138	DB
Republic of Argentina (D01)	06/20/31	1.000%(Q)	2,000	382,152	327	381,825	DB
Republic of Chile (D01)	06/20/31	1.000%(Q)	2,000	(53,817)	327	(54,144)	DB
Republic of Costa Rica (D01)	06/20/31	1.000%(Q)	2,000	22,799	327	22,472	DB
Republic of Ecuador (D01)	06/20/31	1.000%(Q)	2,000	253,516	327	253,189	DB
Republic of El Salvador (D01)	06/20/31	1.000%(Q)	2,000	180,081	327	179,754	DB
Republic of Guatemala (D01)	06/20/31	1.000%(Q)	2,000	17,420	327	17,093	DB
Republic of Indonesia (D01)	06/20/31	1.000%(Q)	7,000	(33,552)	1,145	(34,697)	DB
Republic of Ivory Coast (D01)	06/20/31	1.000%(Q)	2,000	157,607	327	157,280	DB
Republic of Kazakhstan (D01)	06/20/31	1.000%(Q)	2,000	(20,882)	327	(21,209)	DB
Republic of Kenya (D01)	06/20/31	1.000%(Q)	2,000	296,627	327	296,300	DB
Republic of Panama (D01)	06/20/31	1.000%(Q)	3,000	(13,411)	491	(13,902)	DB
Republic of Peru (D01)	06/20/31	1.000%(Q)	2,000	(29,403)	327	(29,730)	DB
Republic of Philippines (D01)	06/20/31	1.000%(Q)	2,000	(22,243)	327	(22,570)	DB
Republic of South Africa (D01)	06/20/31	1.000%(Q)	7,000	174,792	1,145	173,647	DB
Republic of Turkey (D01)	06/20/31	1.000%(Q)	7,000	447,190	1,145	446,045	DB
Sultanate of Oman (D01)	06/20/31	1.000%(Q)	2,000	(27,067)	327	(27,394)	DB
United Mexican States (D01)	06/20/31	1.000%(Q)	7,000	(46,246)	1,145	(47,391)	DB
Arab Republic of Egypt (D02)	12/20/30	1.000%(Q)	2,000	181,639	544	181,095	BOA
Dominican Republic (D02)	12/20/30	1.000%(Q)	2,000	34,102	544	33,558	BOA
Emirate of Abu Dhabi (D02)	12/20/30	1.000%(Q)	2,000	(53,573)	544	(54,117)	BOA
Federal Republic of Nigeria (D02)	12/20/30	1.000%(Q)	2,000	134,012	544	133,468	BOA
Federation of Malaysia (D02)	12/20/30	1.000%(Q)	2,000	(57,116)	544	(57,660)	BOA
Federative Republic of Brazil (D02)	12/20/30	1.000%(Q)	9,000	31,265	2,447	28,818	BOA
Kingdom of Bahrain (D02)	12/20/30	1.000%(Q)	2,000	122,873	544	122,329	BOA
Kingdom of Morocco (D02)	12/20/30	1.000%(Q)	2,000	(26,803)	544	(27,347)	BOA
Kingdom of Saudi Arabia (D02)	12/20/30	1.000%(Q)	9,000	(150,272)	2,447	(152,719)	BOA
People’s Republic of China (D02)	12/20/30	1.000%(Q)	9,000	(230,299)	2,447	(232,746)	BOA
Republic of Argentina (D02)	12/20/30	1.000%(Q)	2,000	350,997	544	350,453	BOA
Republic of Chile (D02)	12/20/30	1.000%(Q)	4,000	(105,378)	1,087	(106,465)	BOA
Republic of Colombia (D02)	12/20/30	1.000%(Q)	6,000	214,516	1,631	212,885	BOA
Republic of Indonesia (D02)	12/20/30	1.000%(Q)	7,000	(46,832)	1,903	(48,735)	BOA
Republic of Ivory Coast (D02)	12/20/30	1.000%(Q)	2,000	134,668	544	134,124	BOA
Republic of Panama (D02)	12/20/30	1.000%(Q)	3,000	(23,013)	816	(23,829)	BOA
Republic of Peru (D02)	12/20/30	1.000%(Q)	3,000	(47,686)	816	(48,502)	BOA

See Notes to Financial Statements.

PGIM Global Total Return Fund 41

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Philippines (D02)	12/20/30	1.000%(Q)	3,000	$(37,430)	$816	$ (38,246)	BOA
Republic of South Africa (D02)	12/20/30	1.000%(Q)	9,000	159,026	2,447	156,579	BOA
Republic of Turkey (D02)	12/20/30	1.000%(Q)	9,000	476,011	2,447	473,564	BOA
Sultanate of Oman (D02)	12/20/30	1.000%(Q)	2,000	(30,562)	544	(31,106)	BOA
United Mexican States (D02)	12/20/30	1.000%(Q)	9,000	(82,038)	2,447	(84,485)	BOA

				$3,629,016	$43,545	$3,585,471

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.45.V1 (D01)	06/20/31	1.000%(Q)	100,000	1.618%	$(2,650,600)	$(26,165)	$(2,624,435)	DB
CDX.EM.44.V1 (D02)	12/20/30	1.000%(Q)	100,000	1.221%	(808,631)	(36,083)	(772,548)	BOA

					$(3,459,231)	$(62,248)	$(3,396,983)

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	7,000	*	$9,653	$(4,666)	$14,319	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$364,137	$733,615	$(369,478)	GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(139,504)	(42,997)	(96,507)	JPM
Gazprom PAO	06/20/26	1.000%(Q)		4,400	57,325	84,399	(27,074)	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	1,487,946	1,116,563	371,383	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	172,017	90,124	81,893	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	103,210	89,838	13,372	JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	636,935	529,011	107,924	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(147,597)	(37,576)	(110,021)	JPM
Petroleos Mexicanos	09/20/27	1.000%(Q)		4,500	43,137	169,622	(126,485)	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	31,889	106,413	(74,524)	BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	161,719	541,605	(379,886)	BARC
Petroleos Mexicanos	06/20/30	1.000%(Q)		1,800	85,723	218,288	(132,565)	MSI
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	58,888	168,110	(109,222)	BARC
Republic of France	12/20/26	0.250%(Q)		25,000	(38,219)	(29,559)	(8,660)	BOA
Republic of France	12/20/26	0.250%(Q)		25,000	(38,219)	(27,960)	(10,259)	CITI
Republic of France	12/20/30	0.250%(Q)		2,240	(12,742)	(6,200)	(6,542)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(96,772)	(56,158)	(40,614)	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	(105,156)	(117,714)	12,558	BARC

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Panama	03/20/29	1.000%(Q)	4,010	$(54,537)	$(52,836)	$(1,701)	DB
Republic of South Africa	06/20/26	1.000%(Q)	1,000	(2,021)	1,088	(3,109)	GSI
Republic of South Africa	12/20/28	1.000%(Q)	3,000	(11,056)	47,551	(58,607)	GSI
Swiss Confederation	12/20/27	0.250%(Q)	5,000	(18,128)	—	(18,128)	BARC

				$2,538,975	$3,525,227	$(986,252)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,120	0.415%	$73,721	$71,063	$2,658	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	515	1.438%	6,555	2,091	4,464	GSI
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.058%	81,412	55,430	25,982	DB
Bank of America Corp.	06/20/27	1.000%(Q)		4,250	0.325%	37,179	29,533	7,646	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		665	*	6,235	—	6,235	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		2,537	0.290%	14,451	11,538	2,913	CITI
Bank of Nova Scotia^	05/20/35	1.450%(Q)		1,000	*	(17,613)	(1,142)	(16,471)	GSI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	2,120	0.257%	5,509	2,309	3,200	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		2,694	0.299%	15,189	11,661	3,528	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,287	0.292%	8,632	6,868	1,764	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	202	0.292%	1,355	1,192	163	JPM
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		535	*	3,685	—	3,685	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		600	0.871%	14,859	—	14,859	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		1,050	0.259%	6,191	4,587	1,604	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,540	1.660%	(81,645)	(154,411)	72,766	CITI
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	889	0.129%	2,497	1,423	1,074	JPM
European Investment Bank	12/20/26	—%(Q)		6,962	0.037%	(1,629)	(2,219)	590	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,200	0.413%	2,386	977	1,409	BARC
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	0.751%	39,386	(101)	39,487	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	14.519%	(690,809)	(691,064)	255	HSBC
Government of Japan	06/20/28	1.000%(Q)		15,000	0.118%	292,138	223,965	68,173	CITI
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.175%	176,468	8,154	168,314	CITI
Kingdom of Norway	12/20/26	—%(Q)		25,000	0.030%	(4,813)	(7,891)	3,078	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		305	0.235%	683	308	375	CITI
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	1.146%	(26,567)	(83,142)	56,575	JPM
National Bank of Canada	12/20/26	1.000%(Q)		851	0.265%	4,983	3,958	1,025	CITI
New York Life Global Funding	09/20/35	2.000%(Q)		1,000	1.845%	13,828	—	13,828	GSI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		3,121	0.252%	6,913	3,208	3,705	BARC
Oracle Corp.	06/20/30	1.000%(Q)		1,380	1.497%	(23,938)	26,025	(49,963)	GSI
Pacific Life	08/20/35	2.500%(Q)		800	2.890%	(20,063)	(3)	(20,060)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.366%	267,421	104,507	162,914	JPM
Petroleos Mexicanos	06/20/26	1.000%(T)		270	1.379%	171	(152)	323	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		210	1.379%	134	(130)	264	BARC
Petroleos Mexicanos	06/20/26	1.000%(Q)		200	1.379%	127	(169)	296	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		195	1.379%	124	(151)	275	BARC
Realty Income Corp.^	02/20/36	1.300%(Q)		1,000	*	(19,438)	—	(19,438)	GSI
Republic of Argentina	06/20/26	5.000%(Q)		286	1.182%	3,198	(628)	3,826	MSI
Republic of Chile	06/20/28	1.000%(Q)		361	0.219%	6,264	4,773	1,491	BARC
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.707%	3,030	(7,450)	10,480	CITI
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.246%	20,256	10,623	9,633	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		1,295	2.214%	64,525	31,587	32,938	BARC

See Notes to Financial Statements.

PGIM Global Total Return Fund 43

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2) (cont’d.):
Republic of Ecuador	06/20/28	5.000%(Q)		2,600	2.673%	$137,437	$(23,389)	$160,826	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		2,600	2.964%	144,494	(30,967)	175,461	GSI
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.168%	20,416	3,810	16,606	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.035%	5,427	1,920	3,507	BOA
Republic of France	12/20/26	0.250%(Q)		63,350	*	96,849	60,721	36,128	BARC
Republic of France	12/20/30	0.250%(Q)		2,240	0.261%	(382)	(12,768)	12,386	BARC
Republic of France	06/20/34	0.250%(Q)		6,850	0.476%	(105,374)	(122,891)	17,517	CITI
Republic of France	12/20/34	0.250%(Q)		20,315	0.502%	(366,523)	(420,619)	54,096	BOA
Republic of France	12/20/34	0.250%(Q)		9,995	0.502%	(180,329)	(295,453)	115,124	BOA
Republic of France	06/20/35	0.250%(Q)		8,255	0.525%	(170,284)	(269,855)	99,571	BARC
Republic of France	06/20/35	0.250%(Q)		6,565	0.525%	(135,423)	(211,547)	76,124	BARC
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.036%	14,652	416	14,236	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.050%	33,202	9,688	23,514	MSI
Republic of Italy	06/20/26	1.000%(Q)		13,950	0.051%	34,836	18,973	15,863	BARC
Republic of Italy	06/20/26	1.000%(Q)		4,200	0.051%	10,488	(4,498)	14,986	BOA
Republic of Italy	06/20/26	1.000%(Q)		1,895	0.051%	4,732	2,576	2,156	BARC
Republic of Italy	06/20/26	—%(Q)		99	0.051%	(7)	(10)	3	BARC
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.255%	35,843	(14,289)	50,132	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	0.293%	105,156	88,209	16,947	BARC
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.558%	45,861	(7,410)	53,271	CITI
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.558%	45,861	(7,410)	53,271	CITI
Republic of Ivory Coast	03/31/27	2.900%(Q)		4,300	1.362%	74,614	(308)	74,922	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)		3,704	1.434%	(13,607)	(10,281)	(3,326)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	1.434%	(3,757)	(1,710)	(2,047)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	1.434%	(3,757)	(2,220)	(1,537)	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		912	1.434%	(3,426)	(2,025)	(1,401)	BARC
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	0.517%	155,093	27,693	127,400	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	0.384%	21,403	1,544	19,859	CITI
Republic of Panama	06/20/27	1.000%(Q)		4,155	0.438%	31,075	25,542	5,533	CITI
Republic of Panama^	03/20/29	1.000%(Q)		4,010	*	7,913	(2,180)	10,093	DB
Republic of Peru	06/20/28	1.000%(Q)		140	0.355%	2,032	1,530	502	BARC
Republic of Romania	12/20/26	1.000%(Q)		246	0.624%	876	767	109	BOA
Republic of Serbia	06/20/31	1.000%(Q)		7,000	1.438%	(131,702)	(234,679)	102,977	MSI
Republic of South Africa	12/20/26	1.000%(Q)		715	0.420%	3,478	2,503	975	BARC
Republic of South Africa	06/20/31	1.000%(Q)		3,000	1.574%	(74,910)	(195,948)	121,038	MSI
Siemens AG	06/20/26	1.000%(Q)	EUR	2,384	0.092%	6,845	3,569	3,276	GSI
Siemens AG	06/20/26	1.000%(Q)	EUR	1,267	0.092%	3,638	2,096	1,542	JPM
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		2,443	0.087%	17,103	13,618	3,485	MSI
Slovak Republic	12/20/27	1.000%(Q)		880	0.182%	12,569	11,593	976	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		1,000	0.397%	10,800	9,569	1,231	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		2,240	1.216%	1,932	(1,565)	3,497	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		1,411	0.161%	9,206	7,331	1,875	MSI
State of Illinois^	06/20/28	1.000%(Q)		1,000	*	11,903	(26,586)	38,489	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.152%	26,330	14,103	12,227	CITI
State of Qatar	12/20/26	1.000%(Q)		860	0.152%	5,661	4,743	918	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	1,815	0.307%	4,565	2,431	2,134	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	1,134	0.293%	7,600	6,229	1,371	BARC
TotalEnergies Capital SA	06/20/26	—%(T)	EUR	453	0.080%	(60)	(60)	—	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	100	0.088%	825	696	129	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	5,000	0.135%	2,665	1,084	1,581	BARC
UniCredit SpA	06/20/26	1.000%(T)	EUR	227	0.098%	649	330	319	BARC
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.076%	15,996	7,299	8,697	DB

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)	5,000	0.104%	$119,532	$76,668	$42,864	BARC
United Mexican States	12/20/26	1.000%(Q)	4,000	0.275%	23,165	604	22,561	GSI
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)	1,300	0.142%	3,081	1,328	1,753	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)	1,526	0.272%	14,257	12,327	1,930	GSI
Wells Fargo & Co.	06/20/26	1.000%(Q)	421	0.207%	960	501	459	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)	378	0.207%	862	450	412	JPM
Wells Fargo & Co.	06/20/27	1.000%(Q)	1,000	0.264%	9,435	7,852	1,583	GSI

					$444,766	$(1,801,228)	$2,245,994

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000	%(Q)	323,605	0.545%	$5,149,465	$7,174,800	$2,025,335

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.11.AAA	11/18/54	0.500%(M)	1,999	*	$5,749	$8,606	$(2,857)	GSI
CMBX.NA.12.AAA	08/17/61	0.500%(M)	2,000	*	6,552	11,609	(5,057)	GSI
CMBX.NA.13.AAA	12/16/72	0.500%(M)	2,000	*	10,914	14,235	(3,321)	GSI
CMBX.NA.14.AAA	12/16/72	0.500%(M)	5,000	*	(21,586)	24,987	(46,573)	GSI
CMBX.NA.16.AAA	04/17/65	0.500%(M)	10,948	*	(42,865)	(93,258)	50,393	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	25,000	*	(250,381)	(309,334)	58,953	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	16,065	*	(160,895)	(198,778)	37,883	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	5,000	*	(50,076)	(82,998)	32,922	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	3,500	*	(35,054)	(84,233)	49,179	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	15,560	*	38,223	14,760	23,463	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	24,564	(60,000)	84,564	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	10,000	*	25,538	11,559	13,979	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	9,000	*	22,108	(10,505)	32,613	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	1,000	*	2,553	1,055	1,498	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	15,500	*	11,234	10,371	863	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	14,910	*	14,177	(1,667)	15,844	CITI

					$(399,245)	$(743,591)	$344,346

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Global Total Return Fund 45

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protectionas of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2026:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
CNH 10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 3.660%	SCB	01/10/27	$(89,542)	$—	$(89,542)

Interest rate swap agreements outstanding at April 30, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.773%	$(478,822)	$(1,004,292)	$(525,470)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 4.773%	82,052	(900,775)	(982,827)
AUD	24,760	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.773%	—	(992,571)	(992,571)
AUD	3,010	12/03/35	2.850%(S)	6 Month BBSW(2)(S)/ 4.773%	(331,090)	(381,040)	(49,950)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 4.773%	—	(1,715,641)	(1,715,641)
AUD	1,595	12/03/40	2.900%(S)	6 Month BBSW(2)(S)/ 4.773%	(182,141)	(279,516)	(97,375)
CAD	1,845	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	(21,039)	(34,163)	(13,124)
CAD	11,500	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	292,227	191,476	(100,751)
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	(61,343)	(67,939)	(6,596)
CAD	2,220	12/03/50	3.350%(S)	1 Day CORRA(2)(S)/ 2.300%	(71,621)	(72,020)	(399)
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.300%	(1,955)	18,581	20,536
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.047)%	(24,521)	(19,018)	5,503
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ (0.047)%	(423)	(23,435)	(23,012)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ (0.047)%	—	(68,119)	(68,119)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.047)%	(2,581)	9,791	12,372
CHF	11,630	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.047)%	(911,674)	(912,597)	(923)
CHF	12,200	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.047)%	—	(194,198)	(194,198)
CHF	1,135	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.047)%	205,670	217,296	11,626
CHF	19,925	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.047)%	—	20,830	20,830
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(49,381)	(49,381)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(109,060)	(109,060)
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	—	6,993	6,993
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	436,948	1,590,292	1,153,344
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	—	253,443	253,443
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	—	714,436	714,436
CNH	95,000	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	111,796	166,190	54,394
CNH	60,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	—	(3,297)	(3,297)
CNH	144,425	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	(67,843)	(17,384)	50,459

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	43,200	03/13/31	1.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	$—	$12,854	$12,854
CZK	61,015	03/17/31	4.370%(A)	6 Month PRIBOR(2)(S)/ 3.660%	—	2,528	2,528
CZK	72,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.660%	—	(23,953)	(23,953)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 2.593%	2	(4,304)	(4,306)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 2.593%	(2)	(1,177)	(1,175)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 2.593%	—	(31,151)	(31,151)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 2.593%	—	(5,958)	(5,958)
DKK	9,925	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.593%	41,387	26,379	(15,008)
EUR	18,515	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.930%	—	316,156	316,156
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.930%	(6,673)	(4,110,163)	(4,103,490)
EUR	17,280	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.930%	(428,030)	(166,903)	261,127
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 2.524%	91	(699,678)	(699,769)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 2.524%	924	(525,099)	(526,023)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 2.524%	(50,782)	(483,797)	(433,015)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.524%	(33,506)	(989,349)	(955,843)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.524%	—	(320,120)	(320,120)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.524%	—	100,150	100,150
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.524%	(214,094)	(2,070,969)	(1,856,875)
EUR	26,060	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 1.930%	—	1,178,249	1,178,249
EUR	28,840	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.930%	—	1,207,563	1,207,563
EUR	19,745	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.930%	—	780,984	780,984
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.930%	—	64,357	64,357
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.930%	291,118	(14,298)	(305,416)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.524%	—	240,452	240,452
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 1.930%	(2,387)	(91,273)	(88,886)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.524%	—	3,076,041	3,076,041
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.199%	—	(3,034,800)	(3,034,800)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.524%	—	7,291,208	7,291,208
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.199%	—	(7,195,221)	(7,195,221)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.524%	—	(3,368,918)	(3,368,918)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.524%	—	3,179,602	3,179,602
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.199%	—	(3,104,180)	(3,104,180)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 2.524%	(101,722)	(409,781)	(308,059)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.524%	12,548	736,481	723,933
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.199%	(6,614)	(549,935)	(543,321)
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 2.524%	—	(7,022,409)	(7,022,409)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.524%	(93,978)	(1,012,776)	(918,798)
EUR	44,440	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.524%	(31,553)	3,664,016	3,695,569
GBP	20,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.730%	1,901,099	1,683,517	(217,582)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 3.730%	535	(175,643)	(176,178)
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	5,919,338	6,177,760	258,422
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	2,099,979	1,617,430	(482,549)
GBP	8,715	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	2,793,290	2,612,991	(180,299)
GBP	3,195	05/08/35	3.900%(A)	1 Day SONIA(1)(A)/ 3.730%	2,157	191,593	189,436
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.730%	(518,517)	(919,588)	(401,071)
GBP	9,680	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(599,089)	(1,071,761)	(472,672)
GBP	5,935	02/08/41	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	403,329	696,214	292,885
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	19,403	(2,368,566)	(2,387,969)
GBP	5,860	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	395,352	929,332	533,980
GBP	5,515	02/08/46	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(588,805)	(901,352)	(312,547)
GBP	17,360	02/27/46	5.000%(A)	1 Day SONIA(2)(A)/ 3.730%	16,955	(566,869)	(583,824)
GBP	9,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	1,430,205	(6,541,656)	(7,971,861)
GBP	6,540	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(1,337,685)	(4,768,445)	(3,430,760)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(209,914)	(1,397,249)	(1,187,335)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(1,987,017)	(2,962,962)	(975,945)
GBP	2,720	02/08/56	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(430,377)	(603,489)	(173,112)
GBP	28,595	02/27/56	4.700%(A)	1 Day SONIA(1)(A)/ 3.730%	(18,440)	517,173	535,613
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 6.250%	—	(238,904)	(238,904)
ILS	21,840	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.000%	1,249	74,256	73,007

See Notes to Financial Statements.

PGIM Global Total Return Fund 47

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ 0.727%	$10	$(120,334)	$(120,344)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ 0.727%	1,326	(124,894)	(126,220)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ 0.727%	20	(195,205)	(195,225)
JPY	2,140,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(57,108)	(110,517)	(53,409)
JPY	2,430,000	01/08/28	0.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(169,730)	(183,313)	(13,583)
JPY	6,295,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	575,964	575,964
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	1,970,701	1,657,810	(312,891)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(657,698)	(657,698)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.727%	37	(476,179)	(476,216)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,256)	(7,021)	(4,765)
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ 0.727%	(992)	(706,384)	(705,392)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ 0.727%	(527)	(2,799)	(2,272)
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,525)	(11,961)	(10,436)
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,314)	(12,757)	(11,443)
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,441)	(25,268)	(22,827)
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ 0.727%	(6,268)	(85,231)	(78,963)
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ 0.727%	(134)	(138,925)	(138,791)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ 0.727%	(594)	(94,011)	(93,417)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ 0.727%	(334)	(103,200)	(102,866)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ 0.727%	(156)	(88,967)	(88,811)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.727%	1,073,710	1,806,392	732,682
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ 0.727%	33	(430,959)	(430,992)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ 0.727%	(899)	(141,617)	(140,718)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ 0.727%	(371)	(72,511)	(72,140)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ 0.727%	(482)	(63,277)	(62,795)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ 0.727%	(684)	(100,184)	(99,500)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ 0.727%	(734)	(193,270)	(192,536)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ 0.727%	(912)	(107,536)	(106,624)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ 0.727%	(728)	(85,395)	(84,667)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ 0.727%	(16)	(887,943)	(887,927)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ 0.727%	(2)	(597,152)	(597,150)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ 0.727%	—	(80,751)	(80,751)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ 0.727%	(389)	(42,795)	(42,406)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ 0.727%	—	30,231	30,231
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(200,432)	(453,602)	(253,170)
JPY	4,810,000	02/12/36	2.049%(A)	1 Day TONAR(1)(A)/ 0.727%	—	526,499	526,499
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.727%	(19,443)	(1,017,026)	(997,583)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ 0.727%	(6,705)	(981,793)	(975,088)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ 0.727%	(5,014)	(830,808)	(825,794)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ 0.727%	318,796	443,253	124,457
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ 0.727%	(10,815)	(696,808)	(685,993)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,085)	(3,310,099)	(3,309,014)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.727%	(477)	(1,416,725)	(1,416,248)
JPY	765,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(106,566)	(671,721)	(565,155)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ 0.727%	(754)	(294,043)	(293,289)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ 0.727%	(5,726)	(5,090,322)	(5,084,596)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ 0.727%	(4,261)	(1,893,199)	(1,888,938)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ 0.727%	(638)	(262,467)	(261,829)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ 0.727%	(318)	(55,890)	(55,572)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,328)	(1,242,139)	(1,240,811)
JPY	940,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	60,876	1,293,606	1,232,730
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ 0.727%	(148)	(1,637,696)	(1,637,548)
JPY	975,000	07/08/50	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	150,529	1,408,653	1,258,124
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ 0.727%	(3,335)	(1,562,227)	(1,558,892)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ 0.727%	(11,489)	(3,157,773)	(3,146,284)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ 0.727%	(13,669)	(3,623,818)	(3,610,149)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ 0.727%	(11,816)	(4,898,923)	(4,887,107)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	1,672,756	1,672,756
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	1,781,890	3,284,063	1,502,173

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	170,000	04/08/56	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	$(282,355)	$(298,213)	$(15,858)
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(121,137)	(121,137)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	245,563	(528,014)	(773,577)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	3	(667,134)	(667,137)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(374,033)	(374,033)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(289,871)	(289,871)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(12,720)	(29,124)	(16,404)
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(22,494)	(22,494)
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	6,758	(957,061)	(963,819)
KRW	12,166,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	353,225	(389,497)	(742,722)
KRW	6,410,000	03/10/36	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(54,991)	(226,702)	(171,711)
KRW	3,257,900	03/13/36	3.550%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(49,888)	(49,888)
KRW	11,100,000	11/08/39	3.000%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(666,603)	(666,603)
KRW	12,200,000	01/15/41	3.360%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	—	(430,573)	(430,573)
KRW	8,800,000	11/08/44	2.840%(Q)	3 Month KWCDC(1)(Q)/ 2.810%	—	704,341	704,341
MXN	443,700	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(641,848)	(641,848)
MYR	30,100	03/12/31	3.480%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	(43)	(9,351)	(9,308)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.770%	—	(293,410)	(293,410)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.770%	—	(475,369)	(475,369)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 2.630%	—	(40,326)	(40,326)
NZD	5,340	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.630%	179,236	67,140	(112,096)
NZD	21,660	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.630%	—	(136,835)	(136,835)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 3.880%	—	(347,016)	(347,016)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/ 2.090%	(346,154)	(252,745)	93,409
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.361%	62,061	(534,740)	(596,801)
SGD	680	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 1.361%	30,944	15,227	(15,717)
SGD	1,850	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 1.361%	—	(56,741)	(56,741)
SGD	2,690	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 1.361%	—	(90,327)	(90,327)
SGD	5,540	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.361%	—	(186,118)	(186,118)
SGD	4,900	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.361%	(21,220)	(155,762)	(134,542)
THB	1,378,430	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.992%	—	(32,567)	(32,567)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	(109,620)	(109,620)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 0.992%	(520)	32,328	32,848
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	(52,288)	(52,288)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	(135,505)	(135,505)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	(67,563)	(67,563)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	576,170	576,170
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	443,182	443,182
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	232,341	232,341
THB	204,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	97,315	97,315
THB	46,400	03/16/36	1.900%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	(23,360)	(23,360)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	192,590	192,590
	139,215	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.660%	42,776	700,731	657,955
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(396,745)	(396,745)
	125,860	05/11/28	4.350%(A)	1 Day SOFR(2)(A)/ 3.660%	1,658,891	1,879,891	221,000
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(256,580)	(256,580)
	30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(448,814)	(448,814)
	30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(420,893)	(420,893)
	21,040	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(98,794)	(98,794)
	310	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,242	1,242
	15,700	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.660%	—	323,987	323,987
	11,300	05/11/41	4.050%(A)	1 Day SOFR(1)(A)/ 3.660%	(15,117)	118,215	133,332
	21,865	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	(888,694)	(645,313)	243,381
	9,710	04/13/46	4.148%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(99,954)	(99,954)
	29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.660%	(11,079,411)	(13,371,163)	(2,291,752)
	8,440	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(542,684)	(542,684)
	7,443	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.660%	—	351,572	351,572
	7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	237,502	237,502
	15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.660%	(83,698)	(943,785)	(860,087)

See Notes to Financial Statements.

PGIM Global Total Return Fund 49

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	$11,885,095	$13,586,655	$1,701,560
140,995	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	565,538	5,475,705	4,910,167
14,416	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,118,432	1,118,432
7,515	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.660%	—	614,740	614,740
21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.660%	(409,640)	254,277	663,917
23,230	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.660%	854,613	1,444,003	589,390
36,892	09/17/55	3.897%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,908,560	1,908,560
16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.660%	169,941	2,077,023	1,907,082
24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.660%	111,923	1,344,580	1,232,657

				$15,320,733	$(43,495,245)	$(58,815,978)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.389%	$(2,916)	$—	$(2,916)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	3,015	—	3,015	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.389%	(228,814)	—	(228,814)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	239,680	—	239,680	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	205,477	—	205,477	MSI
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	103,144	—	103,144	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	42,657	—	42,657	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	273,878	—	273,878	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	(4,781)	—	(4,781)	HSBC
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(7,098)	(7)	(7,091)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(18,750)	—	(18,750)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(46,155)	—	(46,155)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(29,582)	—	(29,582)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(150,823)	—	(150,823)	GSI
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/ 2.810%	157,833	—	157,833	GSI
KRW	7,200,000	01/15/56	3.010%(Q)	3 Month KWCDC(1)(Q)/ 2.810%	266,836	—	266,836	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	(39,385)	(71)	(39,314)	HSBC
MYR	3,000	07/29/27	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	(2,889)	3	(2,892)	JPM
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	1,938	(6)	1,944	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	(21,303)	16	(21,319)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	(67,033)	9	(67,042)	MSI
MYR	17,745	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	20,406	4	20,402	JPM
MYR	13,700	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	(105,634)	(9)	(105,625)	JPM
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.090%	(170,461)	—	(170,461)	JPM

					$419,240	$(61)	$419,301

(1) The Fund pays the fixed rate and receives the floating rate.

(2) The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$5,083,079	$(4,126,101)	$9,850,973	$(7,714,319)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$32,413,152

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Canada	$—	$5,617,045	$—
Germany	—	9,233,821	—
Spain	—	158,971	1
United Kingdom	—	3,555,689	—
United States	—	26,820,461	—
Commercial Mortgage-Backed Securities
Canada	—	3,042,419	—
Cayman Islands	—	2,608,323	—
United States	—	46,618,513	—
Corporate Bonds
Australia	—	3,364,390	—
Brazil	—	20,851,648	—
Bulgaria	—	12,604,121	—
Canada	—	31,540,538	—
Chile	—	10,549,554	—
China	—	18,393,955	—
Denmark	—	439,070	—
France	—	81,609,870	—
Germany	—	24,252,756	—
Hong Kong	—	13,847,750	—
Hungary	—	6,249,233	—
Iceland	—	6,537,047	—
India	—	21,619,632	—
Indonesia	—	10,268,596	—
Israel	—	17,817,626	—
Italy	—	18,194,784	—
Jamaica	—	804,098	—	**
Japan	—	3,313,887	—
Luxembourg	—	23,603,121	—
Malta	—	3,110,853	—
Mexico	—	40,220,535	—
Netherlands	—	12,652,645	—
Norway	—	1,167,065	—
Paraguay	—	6,298,544	—
Peru	—	7,603,326	—
Philippines	—	8,460,387	—
Poland	—	2,010,163	—
Qatar	—	370,364	—
Russia	—	6,765,787	—
Saudi Arabia	—	11,055,210	—
Singapore	—	728,271	—

See Notes to Financial Statements.

PGIM Global Total Return Fund 51

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
South Africa	$—	$16,590,100	$—
South Korea	—	22,822,030	—
Spain	—	6,430,256	—
Supranational Bank	—	14,148,163	—
Switzerland	—	33,035,322	—
United Arab Emirates	—	19,713,617	—
United Kingdom	—	23,618,255	—
United States	—	482,875,794	23,013,500
Venezuela	—	1,433,110	—
Floating Rate and Other Loans
Luxembourg	—	—	1,544,975
Netherlands	—	—	2,926,423
United Kingdom	—	1,639,611	3,735,900
United States	—	2,303,603	4,056,739
Municipal Bonds
Louisiana	—	—	3,479,000
Wisconsin	—	4,794,559	—
Residential Mortgage-Backed Securities
United States	—	30,322,407	—
Sovereign Bonds
Andorra	—	1,230,556	—
Argentina	—	2,387,620	—
Australia	—	1,390,171	—
Austria	—	1,871,470	—
Belize	—	3,045,522	—
Bermuda	—	579,382	—
Brazil	—	20,309,347	—
Bulgaria	—	9,172,305	—
Canada	—	17,721,799	—
Chile	—	3,095,787	—
China	—	67,272,451	—
Colombia	—	34,453,817	—
Costa Rica	—	2,596,809	—
Cyprus	—	11,020,997	—
Czech Republic	—	4,589,168	—
Denmark	—	3,330,020	—
Dominican Republic	—	4,661,400	—
Ecuador	—	12,940,256	278,400
Egypt	—	5,346,809	—
Finland	—	1,414,725	—
France	—	56,125,900	—
Gabon	—	7,649,191	—
Germany	—	150,229	—
Greece	—	90,619,023	—
Guatemala	—	3,370,013	—
Hong Kong	—	3,535,294	—
Hungary	—	18,828,749	—
India	—	7,337,937	—
Indonesia	—	56,836,920	—
Israel	—	6,598,619	—
Italy	—	86,904,340	—
Japan	—	69,821,580	—
Lebanon	—	253,500	—
Malta	—	3,502,267	—
Mexico	—	43,729,714	—
Morocco	—	1,412,605	—
New Zealand	—	4,408,318	—
Norway	—	2,323,651	—
Oman	—	1,138,020	—
Panama	—	8,929,079	—

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
Paraguay	$—	$178,063	$—
Peru	—	14,131,146	—
Philippines	—	28,964,032	—
Poland	—	5,404,896	—
Portugal	—	3,235,738	—
Romania	—	22,595,029	—
San Marino	—	358,959	—
Saudi Arabia	—	15,020,338	—
Serbia	—	37,608,375	—
Slovakia	—	2,218,958	—
Slovenia	—	3,408,808	—
South Africa	—	2,837,792	—
Spain	—	56,909,395	—
Sweden	—	2,651,324	—
Trinidad & Tobago	—	2,268,315	—
Tunisia	—	563,700	—
Turkey	—	2,513,432	—
United Arab Emirates	—	8,012,559	—
United Kingdom	—	8,176,236	—
Uruguay	—	5,605,532	—
Vietnam	—	31,528,572	—
U.S. Government Agency Obligation	—	20,637,611	—
U.S. Treasury Obligations	—	354,824,189	—
Common Stocks
Jamaica	—	1,509,686	—
United States	2,701,534	9,105	—
Preferred Stocks
Jamaica	—	—	49,845
United States	7,819,085	2,692,551	688,387
Options Purchased	—	983,529	—
Warrants
United States	—	1	—
Short-Term Investments
Affiliated Mutual Funds	34,767,062	—	—
Options Purchased	—	1,286,220	—

Total	$45,287,681	$2,501,726,346	$39,773,170

Liabilities
Long-Term Investments
Options Written	$—	$(1,735,139)	$—
Short-Term Investments
Options Written	$—	$(2,121,724)	$—

Total	$—	$(3,856,863)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$4,208
Unfunded Preferred Stock Commitment	—	—	—	**
Futures Contracts	2,568,315	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,019,095	—
OTC Packaged Credit Default Swap Agreements	—	5,193,170	—
Centrally Cleared Credit Default Swap Agreement	—	2,025,335	—
OTC Credit Default Swap Agreements	—	5,855,624	39,389
Centrally Cleared Interest Rate Swap Agreements	—	53,162,340	—
OTC Interest Rate Swap Agreements	—	1,314,864	—

Total	$2,568,315	$69,570,428	$43,597

See Notes to Financial Statements.

PGIM Global Total Return Fund 53

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Unfunded Loan Commitment	$—	$—	$(488)
Futures Contracts	(7,430,661)	—	—
OTC Bond Forward Contracts	—	(1,472,038)	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,002,677)	—
OTC Packaged Credit Default Swap Agreements	—	(5,023,385)	—
OTC Credit Default Swap Agreements	—	(3,263,813)	(37,051)
OTC Currency Swap Agreement	—	(89,542)	—
Centrally Cleared Interest Rate Swap Agreements	—	(111,978,318)	—
OTC Interest Rate Swap Agreements	—	(895,624)	—

Total	$(7,430,661)	$(123,725,397)	$(37,539)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and unfunded preferred stock commitment, and are not reflected in the Schedule of Investments. Futures, bond forward contracts, forward foreign currency exchange contracts, centrally cleared swap contracts, unfunded loan commitments and unfunded preferred stock commitment are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities -Spain	Corporate Bonds -Jamaica	Corporate Bonds -United States	Floating Rate and Other Loans -Luxembourg
Balance as of 10/31/25	$1,671,700	$—	$23,100,934	$—
Realized gain (loss)	74,187	—	—	—
Change in unrealized appreciation (depreciation)	517,605	—	29,612	—
Purchase/Exchange/Issuances	—	—	—	1,544,975
Sales/Paydowns	(2,263,491)	—	—	—
Accrued discount/premium	—	—	(117,046)	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	—	—	—	—

Balance as of 04/30/26	$1	$—	$23,013,500	$1,544,975

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$29,612	$—

	Floating Rate and Other Loans -Netherlands	Floating Rate and Other Loans -United Kingdom	Floating Rate and Other Loans -United States	Municipal Bonds
Balance as of 10/31/25	$2,859,509	$—	$663,576	$—
Realized gain (loss)	—	119	47	(1,421,000)
Change in unrealized appreciation (depreciation)	63,436	(27,511)	19,362	(146,583)
Purchase/Exchange/Issuances	—	2,560,887	3,376,238	3,479,000
Sales/Paydowns	—	(6,000)	(3,345)	(3,479,000)
Accrued discount/premium	3,478	2,465	861	6,023
Transfer into Level 3*	—	1,205,940	—	5,040,560
Transfer out of Level 3*	—	—	—	—

Balance as of 04/30/26	$2,926,423	$3,735,900	$4,056,739	$3,479,000

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$63,436	$(27,511)	$19,362	$(146,583)

	Sovereign Bonds -Ecuador	Common Stocks -Spain	Preferred Stocks -Jamaica	Preferred Stocks -United States	Warrants -Spain
Balance as of 10/31/25	$281,184	$114,856	$47,118	$633,000	$121
Realized gain (loss)	(3,184)	68,989	—	—	(740)
Change in unrealized appreciation (depreciation)	400	(71,761)	2,727	55,387	694
Purchase/Exchange/Issuances	—	—	—	—	—
Sales/Paydowns	—	(112,084)	—	—	(75)

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Sovereign Bonds -Ecuador	Common Stocks -Spain	Preferred Stocks -Jamaica	Preferred Stocks -United States	Warrants -Spain
Accrued discount/premium	$—	$—	$—	$—	$—
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	—	—	—	—

Balance as of 04/30/26	$278,400	$—	$49,845	$688,387	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$400	$—	$2,727	$55,387	$—

	Options Written	Unfunded Loan Commitments	Unfunded Preferred Stock Commitment	OTC Credit Default Swap Agreements
Beginning Balance10/31/25	$(5,568)	$715	$—	$24,254
Realized gain (loss)	11,209	—	—	126,585
Change in unrealized appreciation (depreciation)	(5,641)	3,005	—	(148,501)
Purchase/Exchange/Issuances	—	—	—	—
Sales/Paydowns	—	—	—	—
Accrued discount/premium	—	—	—	—
Transfer into Level 3*	—	—	—	—
Transfer out of Level 3*	—	—	—	—

Ending Balance04/30/26	$—	$3,720	$—	$2,338

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$3,005	$—	$(102,360)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2026	Valuation Approach	Valuation Methodology	Unobservable Inputs	Inputs (Range)
Asset-Backed Securities - Spain	$1	Market/Recovery Value	Recovery Rate	100.00%	Increase
Corporate Bonds - Jamaica	—	Market/Recovery Value	Recovery Rate	0.00%	Increase
Floating Rate and Other Loans - Luxembourg	1,544,975	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Floating Rate and Other Loans - Netherlands	2,926,423	Market/Enterprise Value	EBITDA Multiple	9.50x	Increase
Floating Rate and Other Loans - United Kingdom	2,544,930	Market/Enterprise Value	EBITDA Multiple	20.00x	Increase
Floating Rate and Other Loans - United States	652,403	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase
Floating Rate and Other Loans - United States	3,404,336	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Municipal Bonds	3,479,000	Market/Recovery Value	Recovery Rate	71.00%	Increase
Preferred Stocks - Jamaica	49,845	Market/Recovery Value	Recovery Rate	12.92%	Increase
Preferred Stocks - United States	688,387	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Loan Commitments	(780)	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase
Unfunded Loan Commitments	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA
Unfunded Preferred Stock Commitment	—	Market/Transaction Based	Discount/Premium Factor	0.00%	NA

	$15,289,520

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2026, the aggregate value of these securities and/or derivatives was $24,489,708. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

See Notes to Financial Statements.

PGIM Global Total Return Fund 55

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2026 were as follows:

Sovereign Bonds	36.1%
U.S. Treasury Obligations	13.7
Banks	11.4
Electric	5.4
Real Estate Investment Trusts (REITs)	3.3
Oil & Gas	2.6
Commercial Mortgage-Backed Securities	2.0
Diversified Financial Services	1.7
Telecommunications	1.6
Insurance	1.5
Transportation	1.5
Affiliated Mutual Funds (1.1% represents investments purchased with collateral from securities on loan)	1.3
Pipelines	1.3
Commercial Services	1.3
Internet	1.2
Residential Mortgage-Backed Securities	1.2
Real Estate	1.2
Healthcare-Products	1.0
Auto Manufacturers	0.9
U.S. Government Agency Obligation	0.8
Media	0.7
Other	0.6
Multi-National	0.5
Home Equity Loans	0.5
Home Builders	0.5
Pharmaceuticals	0.4
Healthcare-Services	0.4
Foods	0.4
Engineering & Construction	0.4
Credit Cards	0.4
Software	0.3
Municipal Bonds	0.3
Investment Companies	0.3
Consumer Loans	0.2
Mining	0.2
Beverages	0.2
Computers	0.2

Electronics	0.2%
Semiconductors	0.2
Aerospace & Defense	0.2
Building Materials	0.1
Leisure Time	0.1
Agriculture	0.1
Consumer Staples Distribution & Retail	0.1
Trucking & Leasing	0.1
Education	0.1
Iron/Steel	0.1
Oil, Gas & Consumable Fuels	0.1
Auto Parts & Equipment	0.1
Options Purchased	0.1
Retail	0.1
Airlines	0.1
Holding Companies-Diversified	0.1
Wireless Telecommunication Services	0.1
Chemicals	0.1
Student Loans	0.0	*
Automobiles	0.0	*
Metal Fabricate/Hardware	0.0	*
Entertainment	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Housewares	0.0	*
Electrical Components & Equipment	0.0	*
Gas Utilities	0.0	*
Financial Services	0.0	*
Forest Products & Paper	0.0	*
Interactive Media & Services	0.0	*

	99.6
Options Written	(0.2)
Other assets in excess of liabilities	0.6

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$2,025,335	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	5,083,047		Premiums received for OTC swap agreements	4,126,008
Credit contracts	Unaffiliated investments	76,136		Options written outstanding, at value	72,864

See Notes to Financial Statements.

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on OTC swap agreements	$8,536,107		Unrealized depreciation on OTC swap agreements	$6,729,212
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	829,616	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,019,095		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,002,677
Interest rate contracts	Due from/to broker-variation margin futures	2,568,315	*	Due from/to broker-variation margin futures	6,601,045	*
Interest rate contracts	Due from/to broker-variation margin swaps	53,162,340	*	Due from/to broker-variation margin swaps	111,978,318	*
Interest rate contracts	Premiums paid for OTC swap agreements	32		Premiums received for OTC swap agreements	93
Interest rate contracts	Unaffiliated investments	2,193,613		Options written outstanding, at value	3,783,999
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	1,472,038
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,314,866		Unrealized depreciation on OTC swap agreements	985,107

		$76,978,886			$137,580,977

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(23,087,900)	$40,474,580	$—	$—	$—	$(16,586,868)
Foreign exchange contracts	—	—	(7,855,165)	—	511,392	—
Interest rate contracts	(178,526)	633,538	1,806,006	2,595,126	—	2,457,723

Total	$(23,266,426)	$41,108,118	$(6,049,159)	$2,595,126	$511,392	$(14,129,145)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$837,198	$(1,005,067)	$—	$—	$—	$4,460,221
Foreign exchange contracts	—	—	2,869,247	—	224,265	—
Interest rate contracts	385,819	(1,704,439)	(4,920,986)	(5,856,023)	—	(11,807,186)

Total	$1,223,017	$(2,709,506)	$(2,051,739)	$(5,856,023)	$224,265	$(7,346,965)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$9,242,276
Options Written (2)	3,406,732,799
Futures Contracts - Long Positions (2)	478,791,500
Futures Contracts - Short Positions (2)	387,521,958
Bond Forward Contracts - Purchased (3)	133,538,651

See Notes to Financial Statements.

PGIM Global Total Return Fund 57

PGIM Global Total Return Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Derivative Contract Type	Average Volume of Derivative Activities*
Forward Foreign Currency Exchange Contracts - Purchased (3)	$222,155,886
Forward Foreign Currency Exchange Contracts - Sold (3)	315,079,738
Credit Default Swap Agreements - Buy Protection (2)	297,211,664
Credit Default Swap Agreements - Sell Protection (2)	809,316,924
Currency Swap Agreements (2)	1,563,966
Interest Rate Swap Agreements (2)	2,967,541,152
Total Return Swap Agreements (2)	97,859,000

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$28,095,914	$(28,095,914)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$1,738,289	$(1,478,064)	$260,225	$(260,225)	$—
BNP	846,651	(2,091,314)	(1,244,663)	1,244,663	—
BNY	4,328	—	4,328	—	4,328
BOA	2,106,120	(2,970,825)	(864,705)	864,705	—
CITI	1,659,848	(2,249,614)	(589,766)	422,834	(166,932)
DB	4,356,780	(3,388,156)	968,624	(968,624)	—
GSI	1,706,431	(2,062,526)	(356,095)	356,095	—
HSBC	2,218,546	(961,931)	1,256,615	(630,419)	626,196
JPM	1,602,911	(1,232,869)	370,042	(54,624)	315,418
MSI	1,495,383	(1,402,340)	93,043	(93,043)	—
RBC	—	(195,492)	(195,492)	—	(195,492)
SCB	316,535	(132,884)	183,651	(183,651)	—
SSB	387,880	—	387,880	(387,880)	—
TD	318,133	—	318,133	(318,133)	—
UAG	465,061	(5,983)	459,078	(459,078)	—

	$19,222,896	$(18,171,998)	$1,050,898	$(467,380)	$583,518

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets

Investments at value, including securities on loan of $28,095,914:
Unaffiliated investments (cost $2,677,416,598)	$2,552,020,135
Affiliated investments (cost $34,763,067)	34,767,062
Foreign currency, at value (cost $2,405,043)	2,418,359
Dividends and interest receivable	33,133,434
Receivable for investments sold	13,219,284
Unrealized appreciation on OTC swap agreements	9,850,973
Premiums paid for OTC swap agreements	5,083,079
Receivable for Fund shares sold	2,473,920
Due from broker—variation margin futures	2,195,370
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,019,095
Tax reclaim receivable	55,350
Unrealized appreciation on unfunded loan commitments	4,500
Prepaid expenses and other assets	618,737

Total Assets	2,657,859,298

Liabilities
Payable to broker for collateral for securities on loan	28,700,523
Unrealized depreciation on OTC swap agreements	7,714,319
Payable for investments purchased	6,001,898
Payable for Fund shares purchased	4,276,989
Premiums received for OTC swap agreements	4,126,101
Options written outstanding, at value (premiums received $2,118,447)	3,856,863
Due to broker—variation margin swaps	1,566,948
Unrealized depreciation on OTC bond forward contracts	1,472,038
Management fee payable	1,019,700
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,002,677
Accrued expenses and other liabilities	479,652
Dividends and Distributions payable	299,875
Distribution fee payable	38,665
Affiliated transfer agent fee payable	25,702
Unrealized depreciation on unfunded loan commitments	780
Directors’ fees payable	780

Total Liabilities	60,583,510

Net Assets	$2,597,275,788

Net assets were comprised of:
Common stock, at par	$4,866,824
Paid-in capital in excess of par	3,752,858,207
Total distributable earnings (loss)	(1,160,449,243)

Net assets, April 30, 2026	$2,597,275,788

See Notes to Financial Statements.

PGIM Global Total Return Fund 59

PGIM Global Total Return Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value and redemption price per share, ($152,804,826 ÷ 28,885,648 shares of common stock issued and outstanding)	$5.29
Maximum sales charge (3.25% of offering price)	0.18

Maximum offering price to public	$5.47

Class C

Net asset value, offering price and redemption price per share, ($7,958,260 ÷ 1,507,399 shares of common stock issued and outstanding)	$5.28

Class Z

Net asset value, offering price and redemption price per share, ($974,534,614 ÷ 183,210,091 shares of common stock issued and outstanding)	$5.32

Class R2

Net asset value, offering price and redemption price per share, ($2,891,342 ÷ 539,703 shares of common stock issued and outstanding)	$5.36

Class R4

Net asset value, offering price and redemption price per share, ($11,169,319 ÷ 2,083,796 shares of common stock issued and outstanding)	$5.36

Class R6

Net asset value, offering price and redemption price per share, ($1,447,917,427 ÷ 270,455,805 shares of common stock issued and outstanding)	$5.35

See Notes to Financial Statements.

PGIM Global Total Return Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)

Income
Interest income	$48,793,034
Affiliated dividend income	574,130
Unaffiliated dividend income (net of $13,923 foreign withholding tax)	26,310
Income from securities lending, net (including affiliated income of $20,858)	21,508

Total income	49,414,982

Expenses
Management fee	6,410,570
Distribution fee(a)	237,343
Shareholder servicing fees(a)	7,300
Transfer agent’s fees and expenses (including affiliated expense of $53,627)(a)	791,851
Custodian and accounting fees	162,343
Shareholders’ reports	119,696
Registration fees(a)	46,063
Audit fee	37,697
Professional fees	25,077
Directors’ fees	21,896
Miscellaneous	53,726

Total expenses	7,913,562
Less: Fee waiver and/or expense reimbursement(a)	(212,114)

Net expenses	7,701,448

Net investment income (loss)	41,713,534

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $38,321)	(27,558,686)
Futures transactions	(6,049,159)
Bond forward contract transactions	2,595,126
Forward currency contract transactions	511,392
Options written transactions	41,108,118
Swap agreement transactions	(14,129,145)
Foreign currency transactions	4,214,369

692,015

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(74,583))	(4,221,878)
Futures	(2,051,739)
Bond forward contracts	(5,856,023)
Forward currency contracts	224,265
Options written	(2,709,506)
Swap agreements	(7,346,965)
Foreign currencies	788,259
Unfunded loan commitments	(9,001)

(21,182,588)

Net gain (loss) on investment and foreign currency transactions	(20,490,573)

Net Increase (Decrease) In Net Assets Resulting From Operations	$21,222,961

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	191,695	42,178	—	3,470	—	—
Shareholder servicing fees	—	—	—	1,388	5,912	—
Transfer agent’s fees and expenses	125,029	6,651	609,285	3,084	9,907	37,895
Registration fees	5,776	5,407	15,092	2,661	3,032	14,095
Fee waiver and/or expense reimbursement	(53,420)	(7,797)	(145,614)	(2,955)	(1,057)	(1,271)

See Notes to Financial Statements.

PGIM Global Total Return Fund 61

PGIM Global Total Return Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$41,713,534	$86,756,344
Net realized gain (loss) on investment and foreign currency transactions	692,015	(95,654,860)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(21,182,588)	201,882,206

Net increase (decrease) in net assets resulting from operations	21,222,961	192,983,690

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,797,770)	(6,151,849)
Class C	(122,213)	(355,530)
Class Z	(18,508,228)	(38,269,442)
Class R2	(47,895)	(107,017)
Class R4	(218,484)	(480,144)
Class R6	(29,078,796)	(63,152,818)

	(50,773,386)	(108,516,800)

Tax return of capital distributions
Class A	—	(1,053,146)
Class C	—	(60,864)
Class Z	—	(6,551,412)
Class R2	—	(18,320)
Class R4	—	(82,197)
Class R6	—	(10,811,239)

	—	(18,577,178)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	376,481,287	727,995,001
Net asset value of shares issued in reinvestment of dividends and distributions	48,943,651	121,718,097
Cost of shares purchased	(389,277,610)	(1,067,774,927)

Net increase (decrease) in net assets from Fund share transactions	36,147,328	(218,061,829)

Total increase (decrease)	6,596,903	(152,172,117)

Net Assets:

Beginning of period	2,590,678,885	2,742,851,002

End of period	$2,597,275,788	$2,590,678,885

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.35		$5.20	$4.77	$4.67		$6.67	$6.96
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.18	0.17	(b)	0.13	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.23	0.42	0.13	(c)	(1.91)	(0.17)
Total from investment operations	0.04		0.39	0.60	0.30		(1.78)	(0.06)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.20)	(0.17)	(0.07)		(0.03)	(0.23)
Tax return of capital distributions	-		(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.10)		(0.24)	(0.17)	(0.20)		(0.22)	(0.23)
Net asset value, end of period	$5.29		$5.35	$5.20	$4.77		$4.67	$6.67
Total Return(d):	0.68%		7.71%	12.76%	6.22%		(27.22)%	(0.97)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$152,805		$158,808	$163,150	$161,661		$185,414	$337,257
Average net assets (000)	$154,627		$157,190	$165,472	$180,957		$257,676	$344,592
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88	%(f)	0.88%	0.88%	0.89	%(g)	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.95	%(f)	0.95%	0.95%	0.98%		0.93%	0.91%
Net investment income (loss)	2.95	%(f)	3.05%	3.54%	3.40%		2.29%	1.58%
Portfolio turnover rate(h)	16%		26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 63

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.34		$5.19	$4.76	$4.66		$6.66	$6.95
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.12	0.14	0.13		0.09	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.23	0.43	0.13		(1.90)	(0.17)
Total from investment operations	0.02		0.35	0.57	0.26		(1.81)	(0.11)
Less Dividends and Distributions:
Dividends from net investment income*	(0.08)		(0.16)	(0.14)	(0.03)		-	(0.18)
Tax return of capital distributions	-		(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.08)		(0.20)	(0.14)	(0.16)		(0.19)	(0.18)
Net asset value, end of period	$5.28		$5.34	$5.19	$4.76		$4.66	$6.66
Total Return(b):	0.31%		6.92%	11.95%	5.43%		(27.82)%	(1.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,958		$9,139	$12,383	$15,099		$19,422	$42,012
Average net assets (000)	$8,506		$10,564	$14,158	$17,962		$29,474	$45,988
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63	%(d)	1.63%	1.63%	1.64	%(e)	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.81	%(d)	1.77%	1.79%	1.73%		1.69%	1.66%
Net investment income (loss)	2.19	%(d)	2.31%	2.79%	2.65%		1.51%	0.83%
Portfolio turnover rate(f)	16%		26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.38		$5.23	$4.79	$4.69		$6.71	$7.00
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.20	0.18	(b)	0.15	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)		0.23	0.43	0.13	(c)	(1.94)	(0.17)
Total from investment operations	0.04		0.40	0.63	0.31		(1.79)	(0.04)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.21)	(0.19)	(0.08)		(0.04)	(0.25)
Tax return of capital distributions	-		(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.10)		(0.25)	(0.19)	(0.21)		(0.23)	(0.25)
Net asset value, end of period	$5.32		$5.38	$5.23	$4.79		$4.69	$6.71
Total Return(d):	0.81%		7.96%	13.22%	6.47%		(27.16)%	(0.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$974,535		$926,612	$996,287	$993,606		$1,303,382	$2,907,890
Average net assets (000)	$957,008		$917,378	$1,016,673	$1,131,695		$2,068,163	$2,809,784
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63	%(f)	0.63%	0.63%	0.64	%(g)	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.66	%(f)	0.66%	0.65%	0.67%		0.65%	0.65%
Net investment income (loss)	3.20	%(f)	3.30%	3.78%	3.65%		2.51%	1.82%
Portfolio turnover rate(h)	16%		26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 65

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class R2 Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.42		$5.27	$4.83	$4.72		$6.76	$7.05
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15	0.17	0.16	(b)	0.12	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.23	0.44	0.14	(c)	(1.95)	(0.17)
Total from investment operations	0.03		0.38	0.61	0.30		(1.83)	(0.07)
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)		(0.19)	(0.17)	(0.06)		(0.02)	(0.22)
Tax return of capital distributions	-		(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.09)		(0.23)	(0.17)	(0.19)		(0.21)	(0.22)
Net asset value, end of period	$5.36		$5.42	$5.27	$4.83		$4.72	$6.76
Total Return(d):	0.60%		7.45%	12.64%	6.20%		(27.57)%	(1.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,891		$2,722	$3,510	$4,393		$4,350	$9,324
Average net assets (000)	$2,799		$2,728	$4,091	$4,659		$6,242	$14,831
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08	%(f)	1.08%	1.08%	1.09	%(g)	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.29	%(f)	1.30%	1.31%	1.26%		1.29%	1.13%
Net investment income (loss)	2.75	%(f)	2.86%	3.35%	3.20%		2.08%	1.38%
Portfolio turnover rate(h)	16%		26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.42		$5.27	$4.83	$4.73		$6.76	$7.05
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.19	0.17	(b)	0.14	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.23	0.43	0.13	(c)	(1.95)	(0.17)
Total from investment operations	0.04		0.39	0.62	0.30		(1.81)	(0.06)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.20)	(0.18)	(0.07)		(0.03)	(0.23)
Tax return of capital distributions	-		(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.10)		(0.24)	(0.18)	(0.20)		(0.22)	(0.23)
Net asset value, end of period	$5.36		$5.42	$5.27	$4.83		$4.73	$6.76
Total Return(d):	0.72%		7.71%	12.92%	6.24%		(27.24)%	(0.87)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,169		$12,635	$13,178	$11,582		$12,251	$14,654
Average net assets (000)	$11,922		$12,113	$12,822	$12,256		$14,017	$12,787
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.83	%(f)	0.83%	0.83%	0.84	%(g)	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.85	%(f)	0.84%	0.85%	0.86%		0.86%	0.87%
Net investment income (loss)	2.99	%(f)	3.10%	3.57%	3.45%		2.40%	1.63%
Portfolio turnover rate(h)	16%		26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return Fund 67

PGIM Global Total Return Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2026		2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.41		$5.26	$4.82	$4.72		$6.75	$7.04
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18	0.20	0.19	(b)	0.15	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.04)		0.23	0.43	0.13	(c)	(1.94)	(0.17)
Total from investment operations	0.05		0.41	0.63	0.32		(1.79)	(0.03)
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.22)	(0.19)	(0.09)		(0.05)	(0.26)
Tax return of capital distributions	-		(0.04)	-	(0.13)		(0.19)	-
Total dividends and distributions	(0.11)		(0.26)	(0.19)	(0.22)		(0.24)	(0.26)
Net asset value, end of period	$5.35		$5.41	$5.26	$4.82		$4.72	$6.75
Total Return(d):	0.86%		8.04%	13.28%	6.56%		(27.06)%	(0.58)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,447,917		$1,480,763	$1,554,343	$1,478,216		$1,810,132	$2,766,815
Average net assets (000)	$1,468,725		$1,498,545	$1,537,044	$1,651,821		$2,351,483	$2,396,559
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.54	%(f)	0.54%	0.53%	0.54	%(g)	0.53%	0.52%
Expenses before waivers and/or expense reimbursement	0.54	%(f)	0.54%	0.53%	0.54%		0.53%	0.52%
Net investment income (loss)	3.29	%(f)	3.40%	3.88%	3.74%		2.66%	1.93%
Portfolio turnover rate(h)	16%		26%	35%	6%		13%	23%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.6%

ASSET-BACKED SECURITIES 1.3%

Spain 0.0%

TFS,
Series 2018-03, Class A1^	0.000%(s)	04/16/40	EUR	—(r)	$1

United States 1.3%

Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.645(c)	09/26/33		10	9,750

JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.340(c)	03/20/54		8	7,816

OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	100,000

Radnor Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.345(c)	07/25/33		15	14,929

RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		182	182,721

Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		49	49,747
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		47	47,038

					412,001

TOTAL ASSET-BACKED SECURITIES
(cost $415,475)					412,002

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.6%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	1	952

Ireland 0.4%

Last Mile Logistics Pan Euro Finance DAC,
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.899(c)	08/17/33	EUR	97	113,879

United States 2.2%

Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38		130	121,334

Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		136	134,008
Series 2020-B20, Class A3	1.945	10/15/53		88	83,481

BX Commercial Mortgage Trust,
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.695(c)	01/17/39		123	122,528

BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.355(c)	01/15/39		125	124,961

Wells Fargo Commercial Mortgage Trust,
Series 2021-C59, Class A3	1.958	04/15/54		100	91,922

					678,234

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $821,268)					793,065

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 69

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS 40.8%

Australia 0.1%

Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	6.000%	05/01/32		20	$19,847
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		6	6,225

					26,072

Brazil 0.9%

Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	133,898
Gtd. Notes	6.625	01/16/34	GBP	100	136,432

					270,330

Bulgaria 0.4%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	113,111

Canada 1.8%

Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	4,264
Gtd. Notes, 144A	5.000	02/15/29		25	17,704
Gtd. Notes, 144A	5.250	01/30/30		25	16,250
Gtd. Notes, 144A	5.250	02/15/31		25	14,849
Gtd. Notes, 144A	6.250	02/15/29		10	7,350
Gtd. Notes, 144A	7.000	01/15/28		25	21,938
Sr. Sec’d. Notes, 144A	4.875	06/01/28		25	23,406

Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		20	20,766

Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		35	32,728

Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	13,378
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,046

Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes	5.750	05/20/35		60	61,453

Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A	4.625	03/01/30		25	23,781

Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	298,934

					563,847

France 3.9%

BNP Paribas SA,
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32		200	181,487

BPCE SA,
Sr. Non-Preferred Notes, 144A	2.045(ff)	10/19/27		250	247,123
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	1,000	150,880

Regie Autonome des Transports Parisiens EPIC,
Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	41	40,973
Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	100	106,742

SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	100	90,818
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	73,493

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)

Societe Generale SA,
Sr. Non-Preferred Notes, 144A	5.519%(ff)	01/19/28		200	$201,236

TDF Infrastructure SAS,
Sr. Unsec’d. Notes	4.125	10/23/31	EUR	100	117,037

					1,209,789

Germany 1.6%

Deutsche Bahn AG,
Jr. Sub. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	100	107,479

Deutsche Bank AG,
Sr. Non-Preferred Notes	2.552(ff)	01/07/28		150	147,806
Sub. Notes, EMTN	4.000(ff)	06/24/32	EUR	100	117,634

Volkswagen Bank GmbH,
Sr. Non-Preferred Notes, EMTN	4.625	05/03/31	EUR	100	120,772

					493,691

Hong Kong 1.2%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	200	227,306

Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	148,535

					375,841

Hungary 0.4%

MVM Energetika Zrt,
Sr. Unsec’d. Notes	0.875	11/18/27	EUR	100	112,940

India 0.7%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	116,821

Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	112,047

					228,868

Indonesia 0.3%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	100	103,681

Israel 0.6%

Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	185,122

Jamaica 0.0%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		10	1
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		5	—

					1

Luxembourg 1.5%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	200	223,221

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 71

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Luxembourg (cont’d.)

P3 Group Sarl,
Sr. Unsec’d. Notes, EMTN	1.625%	01/26/29	EUR	100	$111,589

SELP Finance Sarl,
Gtd. Notes, EMTN	3.750	08/10/27	EUR	100	117,796

					452,606

Malta 0.7%

Freeport Terminal Malta PLC,
Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	207,390

Mexico 1.5%

Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.591(c)	12/15/36		37	33,573
Sr. Unsec’d. Notes, EMTN	5.000	09/29/36		124	116,573

Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	197,400

Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	100	117,732

					465,278

Netherlands 0.9%

Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	90	63,767

Lineage Europe Finco BV,
Gtd. Notes	4.125	11/26/31	EUR	200	231,184

					294,951

Norway 0.5%

Aker BP ASA,
Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	157,580

Paraguay 0.3%

Bioceanico Sovereign Certificate Ltd.,
Sr. Sec’d. Notes	2.443(s)	06/05/34		103	85,586

Peru 0.2%

Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	5.875	07/05/34		73	74,556

Philippines 0.9%

Bangko Sentral ng Pilipinas International Bond,
Sr. Unsec’d. Notes, Series A	8.600	06/15/27		276	287,611

Portugal 0.4%

CP - Comboios de Portugal EPE,
Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	124,693

South Africa 0.6%

Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	202,937

Spain 0.7%

Iberdrola International BV,
Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	231,315

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Supranational Bank 0.3%

European Investment Bank,
Sr. Unsec’d. Notes, 144A	5.400%	01/05/45	CAD	50	$39,650
Sr. Unsec’d. Notes, 144A, MTN	4.579(s)	05/28/37	CAD	150	68,845

					108,495

Sweden 0.4%

Heimstaden Bostad Treasury BV,
Gtd. Notes, EMTN	1.375	03/03/27	EUR	100	115,282

Switzerland 0.7%

Helvetia Europe SA,
Gtd. Notes	2.750(ff)	09/30/41	EUR	200	220,065

United Arab Emirates 1.2%

DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	116,810

Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	200	141,055

MDGH GMTN RSC Ltd.,
Gtd. Notes, GMTN	0.375	03/10/27	EUR	100	114,519

					372,384

United Kingdom 3.0%

Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.500	01/28/33	MXN	10,000	307,840

Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	100	111,883

EG Global Finance PLC,
Sr. Sec’d. Notes	11.000	11/30/28	EUR	195	241,598

Lloyds Bank PLC,
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	149,250

TalkTalk Telecom Group Ltd.,
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	84	—

Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	4.250	01/15/30	GBP	100	123,065

					933,636

United States 15.1%

Alphabet, Inc.,
Sr. Unsec’d. Notes	4.625	11/13/32	GBP	100	131,998

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.750	04/20/29		25	25,020

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27		25	28,661

Ashland, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	09/01/31		25	22,335

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	23,922

AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	238,798

Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		75	68,018
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		25	23,967

Beazer Homes USA, Inc.,
Gtd. Notes(a)	7.250	10/15/29		20	20,167

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 73

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Becton Dickinson & Co.,
Gtd. Notes	3.828%	06/07/32	EUR	100	$117,916

Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49		181	187,290

Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31		5	5,075

Boeing Co. (The),
Sr. Unsec’d. Notes	6.528	05/01/34		80	87,482

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		10	8,919

Broadcom, Inc.,
Gtd. Notes	2.450	02/15/31		80	72,877
Sr. Unsec’d. Notes	3.419	04/15/33		25	22,895

Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A	1.950	02/28/34		256	222,902

Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A(a)	4.500	04/14/27		115	114,790

CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		20	17,926

Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		40	35,936
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		15	13,592
Sub. Notes	5.827(ff)	02/13/35		15	15,264

Clue Opco LLC,
Sr. Sec’d. Notes, 144A(x)	9.500	10/15/31		46	47,121

Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	6.036	11/15/33		50	52,786

Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33		10	10,002

Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		10	9,936

CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.250	06/01/30		15	15,188

Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		35	36,093

DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	46,391

DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29		10	10,259

DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		25	22,989
Gtd. Notes	7.375	07/01/28		25	24,430
Gtd. Notes	7.750	07/01/26		100	99,708

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		50	51,576

Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	102,751
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	50,134
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,591

Fifth Third Financial Corp.,
Sr. Unsec’d. Notes	5.982(ff)	01/30/30		69	71,153

Fiserv Funding ULC,
Gtd. Notes	3.500	06/15/32	EUR	100	113,377

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.970	04/06/29		200	198,348

Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	129,458
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	17,595

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.594%(ff)	04/20/30		100	$99,764

Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		10	10,019

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	24,842

Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A	5.875	03/01/32		20	19,599

Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes(a)	5.709(ff)	02/02/35		130	133,165

International Business Machines Corp.,
Sr. Unsec’d. Notes	3.000	02/03/31	EUR	100	114,886

JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27		20	14,890

JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		30	26,689
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		45	40,724
Sr. Unsec’d. Notes(a)	3.702(ff)	05/06/30		25	24,411

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.375	01/31/32		25	23,551

M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28		25	24,857

Maple Parent Holdings Corp.,
Gtd. Notes, 144A	3.881	03/26/30	EUR	100	116,995

Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31		20	20,002

MGM Resorts International,
Gtd. Notes(a)	6.500	04/15/32		30	30,404

Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		30	26,399
Sr. Unsec’d. Notes, GMTN	3.749(ff)	11/07/36	EUR	200	227,606
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		60	52,198

Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	1,000	149,006

MPLX LP,
Sr. Unsec’d. Notes	4.950	09/01/32		70	70,000

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.625	05/15/32		5	4,853

NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	27,100

OneMain Finance Corp.,
Gtd. Notes(a)	4.000	09/15/30		25	23,003

ONEOK, Inc.,
Gtd. Notes	6.050	09/01/33		90	94,607

Oracle Corp.,
Sr. Unsec’d. Notes	6.700	02/04/56		25	23,036

PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.750	09/15/31		25	23,790

PR RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	6.500	05/01/31		15	14,868

SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31		25	24,597

Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33		20	18,985

Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28		50	50,560

Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	26,017

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 75

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

U.S. Bancorp,
Jr. Sub. Notes	3.700%(ff)	01/15/27(oo)	120	$117,936

United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	30	29,627

Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A(a)	3.875	08/15/29	5	4,789
Sr. Sec’d. Notes, 144A	4.125	08/15/31	5	4,687

Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	15	14,822

Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.750	01/15/36	25	26,571
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35	5	5,616

Viatris, Inc.,
Gtd. Notes(a)	3.850	06/22/40	70	53,675

VICI Properties LP,
Sr. Unsec’d. Notes	4.950	02/15/30	60	60,001

Vistra Corp.,
Jr. Sub. Notes, 144A(a)	7.000(ff)	12/15/26(oo)	25	25,060
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	50	50,423

Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.605(ff)	04/23/36	20	20,481
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	25	23,193
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	25	23,601

WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.500	04/15/34	10	9,975

Williams Cos., Inc. (The),
Sr. Unsec’d. Notes(a)	3.500	10/15/51	30	20,362

				4,711,878

TOTAL CORPORATE BONDS (cost $12,621,446)				12,729,536

FLOATING RATE AND OTHER LOANS 0.0%

United States

Diamond Sports Net LLC,
First Lien Exit Term Loan
(cost $9,774)	12.000	01/02/28	10	1,855

MUNICIPAL BOND 0.2%

Louisiana

Plaquemines Port Harbor & Terminal District,
Taxable, Revenue Bonds, Series B
(cost $71,123)^(x)	12.000	12/01/34	100	71,000

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.9%

United States

Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.895(c)	03/25/42	25	26,101
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.895(c)	03/25/42	20	20,700
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.745(c)	06/25/43	100	103,309

FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.645(c)	11/25/50	35	38,417
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.295(c)	01/25/34	4	3,540
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.745(c)	09/25/41	70	70,174

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)

FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.545%(c)	04/25/42		140	$142,400

MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		92	84,064

PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.145(c)	05/25/33		249	251,045
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.998(c)	03/29/27		167	168,200

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $901,043)					907,950

SOVEREIGN BONDS 31.4%

Andorra 0.7%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	210,679

Austria 0.7%

Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	280	223,079

Brazil 1.1%

Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		338	339,891

Chile 0.4%

Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	128,119

China 1.5%

China Government Bond,
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	271,646
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	87,291
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	97,941

					456,878

Colombia 1.3%

Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	180,420
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	100	115,663
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	100	110,617

					406,700

Cyprus 0.9%

Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	17,178
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	225,016
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	28,373

					270,567

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 77

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

France 0.8%

Caisse Francaise de Financement Local SA,
Covered Bonds, EMTN	4.680%	03/09/29	CAD	200	$149,531

Ile-de-France Mobilites,
Sr. Unsec’d. Notes, EMTN	3.050	02/03/33	EUR	100	113,929

					263,460

Greece 2.9%

Hellenic Republic Government Bond,
Bonds	4.300	02/24/27	EUR	145	171,032
Bonds	4.300	02/24/28	EUR	42	49,293
Bonds	4.300	02/24/29	EUR	25	29,940
Bonds	4.300	02/24/30	EUR	10	12,057
Bonds	4.300	02/24/31	EUR	23	27,250
Bonds	4.300	02/24/32	EUR	24	28,606
Bonds	4.300	02/24/33	EUR	46	54,973
Bonds	4.300	02/24/34	EUR	22	26,079
Bonds	4.300	02/24/35	EUR	33	38,994
Bonds	4.300	02/24/36	EUR	24	28,168
Bonds	4.300	02/24/37	EUR	16	18,788
Bonds	4.300	02/24/38	EUR	15	17,399
Bonds	4.300	02/24/39	EUR	23	26,829
Bonds	4.300	02/24/40	EUR	23	26,539
Bonds	4.300	02/24/41	EUR	23	26,759
Bonds	4.300	02/24/42	EUR	37	42,541
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	200	203,606

Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	55	68,441

					897,294

Hungary 1.3%

Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		200	173,500
Sr. Unsec’d. Notes, Series 15Y	1.750	06/05/35	EUR	100	96,388

Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	6.000	05/16/29	EUR	100	124,339

					394,227

Indonesia 1.9%

Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	200	191,345
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	200	187,134
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	200	231,063

					609,542

Israel 1.3%

Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	115,580
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	299,941

					415,521

Italy 4.7%

City of Milan,
Sr. Unsec’d. Notes	4.019	06/29/35	EUR	90	104,816

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Italy (cont’d.)

Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 16Y, 144A	3.250%	03/01/38	EUR	85	$92,855
Sr. Unsec’d. Notes, Series 21Y, 144A	1.800	03/01/41	EUR	200	172,902

Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	75	80,319

Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	84,946

Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	380,546
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	63,044
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	138,747
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		200	190,811
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		200	144,899

					1,453,885

Lithuania 0.7%

Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	204,612

Mexico 2.5%

Eagle Funding Luxco Sarl,
Sr. Unsec’d. Notes, 144A	5.500	08/17/30		250	251,675

Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	110,955
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	184,410
Sr. Unsec’d. Notes	4.500	03/19/34	EUR	110	127,588
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	100	115,421

					790,049

Panama 0.6%

Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	189,400

Peru 0.3%

Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	103,670

Philippines 1.0%

Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	326,744

Romania 0.8%

Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	150	157,420
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	100,240

					257,660

Saudi Arabia 0.9%

Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	325	293,084

Serbia 1.6%

Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	97,853

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 79

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Serbia (cont’d.)

Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.875%	05/06/38	EUR	100	$114,715
Sr. Unsec’d. Notes, EMTN	2.050	09/23/36	EUR	300	274,060

					486,628

Spain 2.1%

Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	119,423
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	63,780

Spain Government Bond,
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	330,506

Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	136,863

					650,572

Turkey 0.1%

Turkiye Government Bond,
Bonds, Series 4Y, BIST Index + 0.000%	37.200(c)	01/09/30	TRY	1,300	28,066

United Arab Emirates 0.4%

Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	100	114,465

United Kingdom 0.9%

Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	133,694
Unsec’d. Notes	5.625	03/29/30	GBP	100	138,640

					272,334

TOTAL SOVEREIGN BONDS
(cost $10,203,771)					9,787,126

U.S. GOVERNMENT AGENCY OBLIGATION 0.0%
Federal Home Loan Bank
(cost $12,297)	3.280	03/28/29		13	12,515

U.S. TREASURY OBLIGATIONS 19.9%
U.S. Treasury Bonds(k)	2.375	05/15/51		1,235	763,384
U.S. Treasury Bonds(k)	3.000	02/15/47		70	51,647
U.S. Treasury Bonds(k)	3.375	11/15/48		1,300	1,007,297
U.S. Treasury Bonds	4.750	08/15/55		190	182,786
U.S. Treasury Notes	1.125	02/15/31		85	74,402
U.S. Treasury Notes	3.625	10/31/30		1,105	1,087,821
U.S. Treasury Notes	3.875	03/31/31		385	382,473
U.S. Treasury Notes	4.250	11/15/34		1,605	1,596,975
U.S. Treasury Notes	4.250	05/15/35		410	406,925
U.S. Treasury Notes	4.375	01/31/32		654	662,839

TOTAL U.S. TREASURY OBLIGATIONS
(cost $6,409,244)					6,216,549

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Shares	Value

COMMON STOCKS 0.4%

Jamaica 0.4%

Digicel International Finance Ltd.*	4,900	$124,338

United States 0.0%

Diamond Sports Group LLC*(x)	1,389	286

TOTAL COMMON STOCKS
(cost $6,638)		124,624

PREFERRED STOCKS 0.1%

Jamaica 0.0%

Digicel International Finance Ltd.*^
	645	8,335

United States 0.1%

MetLife, Inc., Series E, 5.625%, Maturing 05/30/26

	541	12,335

TOTAL PREFERRED STOCKS
(cost $15,394)		20,670

OPTION PURCHASED*~ 0.0%
(cost $661)		$1,187

	Units

WARRANTS* 0.0%

United States

Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)	2,598	—

TOTAL LONG-TERM INVESTMENTS, BEFORE LONG-TERM OPTIONS WRITTEN 99.6%
(cost $31,488,134)		31,078,079

OPTIONS WRITTEN*~ (0.1)%

(premiums received $18,706)		(23,893)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 99.5%
(cost $31,469,428)		31,054,186

	Shares

SHORT-TERM INVESTMENTS 2.4%

AFFILIATED MUTUAL FUNDS 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	271,114	271,114
PGIM Institutional Money Market Fund (7-day effective yield 3.844%)
(cost $447,112; includes $446,261 of cash collateral for securities on loan)(b)(wb)	447,417	447,149

TOTAL AFFILIATED MUTUAL FUNDS
(cost $718,226)		718,263

OPTIONS PURCHASED*~ 0.1%
(cost $8,904)		16,805

TOTAL SHORT-TERM INVESTMENTS
(cost $727,130)		735,068

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 81

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Description	Value

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 101.9%
(cost $32,196,558)	$31,789,254

OPTIONS WRITTEN*~ (0.1)%
(premiums received $9,312)	(26,782)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 101.8%
(cost $32,187,246)	31,762,472
Liabilities in excess of other assets(z) (1.8)%	(556,973)

NET ASSETS 100.0%	$31,205,499

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $79,336 and 0.3% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $436,926; cash collateral of $446,261 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Clue Opco LLC, Sr. Sec’d. Notes, 144A, 9.500%, 10/15/31	09/22/23	$45,080	$47,121	0.2%
Diamond Sports Group LLC*	01/02/25	3,638	286	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Plaquemines Port Harbor & Terminal District, Series B, Taxable, Revenue Bonds, 144A, 12.000%, 12/01/34^	03/30/26	71,000	71,000	0.2

Total		$119,718	$118,407	0.4%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—	340	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—	680	—

Total OTC Traded (cost $756)							$—

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.30%	1.30%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	965	$—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.90%	1.90%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	965	$—
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	2.07%	2.07%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	1,605	30
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.35%	4.35%(Q)	3 Month BBSW(Q)/ 4.373%	AUD	1,930	375
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	500	1,187
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		146	288
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	5.00%	5.00%(S)	6 Month BBSW(S)/ 4.773%	AUD	120	687
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.199%	2.80%(A)	EUR	585	1,852
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.660%	3.74%(A)		490	1,453
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		965	10,736
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		146	759
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		600	625

Total OTC Swaptions (cost $8,809)									$17,992

Total Options Purchased (cost $9,565)									$17,992

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value

1-Year Interest Rate Swap, 05/20/27	Call	CITI	05/18/26	1.60%	3 Month EURIBOR(Q)/ 2.199%	1.60%(A)	EUR	1,930	$—
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.67%	3 Month EURIBOR(Q)/ 2.199%	1.67%(A)	EUR	1,605	(2)
1-Year Interest Rate Swap, 06/11/27	Call	CITI	06/09/26	1.87%	3 Month EURIBOR(Q)/ 2.199%	1.87%(A)	EUR	1,605	(7)
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.10%	3 Month BBSW(Q)/ 4.373%	4.10%(Q)	AUD	2,895	(210)
1-Year Interest Rate Swap, 09/10/27	Call	BNP	09/08/26	2.88%	1 Day SOFR(T)/ 3.660%	2.88%(T)		1,130	(291)
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		585	(889)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		585	(891)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.199%	1.74%(A)	EUR	500	(555)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		146	(147)
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	4.75%	6 Month BBSW(S)/ 4.773%	4.75%(S)	AUD	120	(250)
1-Year Interest Rate Swap, 05/20/27	Put	CITI	05/18/26	2.27%	2.27%(Q)	3 Month EURIBOR(Q)/ 2.199%	EUR	965	(4,420)
1-Year Interest Rate Swap, 08/11/27	Put	MSI	08/10/26	3.21%	3.21%(Q)	3 Month KWCDC(Q)/ 2.810%	KRW	1,300,000	(3,552)
1-Year Interest Rate Swap, 09/10/27	Put	BNP	09/08/26	2.88%	2.88%(T)	1 Day SOFR(T)/ 3.660%		1,130	(9,840)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	1,170	(1,764)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 83

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

1-Year Interest Rate Swap, 09/21/27	Put	CITI	09/21/26	4.40%	4.40%(T)	1 Day SONIA(T)/ 3.730%	GBP 265	$(1,017)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%	585	(5,714)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%	585	(5,713)
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.660%	980	(1,575)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%	965	(6,978)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%	965	(4,906)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%	146	(1,332)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	1,200	(622)

Total Options Written (premiums received $28,018)								$(50,675)

Futures contracts outstanding at April 30, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
6	2 Year U.S. Treasury Notes	Jun. 2026	$1,242,750	$(750)
10	5 Year U.S. Treasury Notes	Jun. 2026	1,078,359	(18,317)
18	30 Year U.S. Micro Ultra Treasury Bond	May. 2026	207,056	(2,403)

				(21,470)

Short Positions:
6	5 Year Euro-Bobl	Jun. 2026	812,987	17,317
3	10 Year Euro-Bund	Jun. 2026	441,386	12,520
2	10 Year U.S. Ultra Treasury Notes	Jun. 2026	225,719	2,497
4	20 Year U.S. Treasury Bonds	Jun. 2026	451,375	17,361
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	115,031	1,811
4	British Pound Currency	Jun. 2026	340,025	(6,795)
15	Euro Currency	Jun. 2026	2,205,000	(3,455)
2	Euro Schatz Index	Jun. 2026	248,227	2,792

				44,048

				$22,578

Bond forward contract outstanding at April 30, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Bond Forward Contract:
U.S. Treasury Bond
4.875%, 08/15/45	GSI	06/10/26	2,835	$101.33	$2,872,769	$2,797,467	$—	$(75,302)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/12/26	BARC	AUD	57	$39,041	$41,051	$2,010	$—
Brazilian Real,
Expiring 06/02/26	JPM	BRL	157	31,100	31,413	313	—
British Pound,
Expiring 05/12/26	BARC	GBP	35	46,483	47,967	1,484	—
Expiring 05/12/26	BARC	GBP	14	18,782	18,952	170	—
Expiring 05/12/26	HSBC	GBP	236	318,427	321,189	2,762	—
Chinese Renminbi,
Expiring 06/17/26	HSBC	CNH	84	12,294	12,340	46	—
Czech Koruna,
Expiring 07/22/26	CITI	CZK	665	32,292	32,057	—	(235)
Euro,
Expiring 05/12/26	BARC	EUR	173	199,672	203,115	3,443	—
Expiring 05/12/26	BARC	EUR	34	40,164	40,139	—	(25)
Expiring 05/12/26	BNP	EUR	63	73,831	73,968	137	—
Expiring 05/12/26	BNY	EUR	140	161,458	164,403	2,945	—
Expiring 05/12/26	HSBC	EUR	27	31,578	31,582	4	—
Expiring 05/12/26	MSI	EUR	8,372	9,833,364	9,830,936	—	(2,428)
Expiring 05/12/26	MSI	EUR	67	77,830	78,845	1,015	—
Hungarian Forint,
Expiring 07/22/26	DB	HUF	9,782	31,599	31,372	—	(227)
Japanese Yen,
Expiring 05/12/26	BOA	JPY	73,487	461,439	469,886	8,447	—
Expiring 07/22/26	RBC	JPY	161,485	1,023,602	1,038,618	15,016	—
Mexican Peso,
Expiring 06/17/26	JPM	MXN	540	31,100	30,773	—	(327)
Polish Zloty,
Expiring 07/22/26	CITI	PLN	280	78,157	77,286	—	(871)
South Korean Won,
Expiring 06/17/26	GSI	KRW	47,644	32,443	32,381	—	(62)
Swedish Krona,
Expiring 07/22/26	JPM	SEK	321	35,061	34,936	—	(125)

				$12,609,717	$12,643,209	37,792	(4,300)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/12/26	HSBC	AUD	60	$41,909	$43,332	$—	$(1,423)
British Pound,
Expiring 05/12/26	UAG	GBP	285	382,252	388,108	—	(5,856)
Expiring 06/02/26	HSBC	GBP	236	318,419	321,181	—	(2,762)
Canadian Dollar,
Expiring 07/22/26	HSBC	CAD	732	533,346	540,821	—	(7,475)
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	7,131	1,043,264	1,047,474	—	(4,210)
Euro,
Expiring 05/12/26	JPM	EUR	8,694	10,049,571	10,209,365	—	(159,794)
Expiring 05/12/26	JPM	EUR	63	73,848	73,967	—	(119)
Expiring 05/12/26	MSI	EUR	27	31,581	31,451	130	—
Expiring 05/12/26	RBC	EUR	92	107,841	108,205	—	(364)
Expiring 06/02/26	MSI	EUR	8,372	9,843,133	9,840,613	2,520	—
Japanese Yen,
Expiring 05/12/26	HSBC	JPY	73,487	464,630	469,886	—	(5,256)
Expiring 06/02/26	BOA	JPY	73,487	462,271	470,748	—	(8,477)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 85

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Forward foreign currency exchange contracts outstanding at April 30, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 06/17/26	JPM	MXN	6,960	$394,097	$396,794	$—	$(2,697)
South Korean Won,
Expiring 06/17/26	CITI	KRW	15,136	10,265	10,287	—	(22)
Swiss Franc,
Expiring 07/22/26	HSBC	CHF	42	54,768	54,783	—	(15)
Thai Baht,
Expiring 06/17/26	HSBC	THB	1,693	53,982	52,147	1,835	—

				$23,865,177	$24,059,162	4,485	(198,470)

						$42,277	$(202,770)

Credit default swap agreements outstanding at April 30, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)	205	$(4,272)	$(1,317)	$(2,955)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)	205	(4,520)	(1,151)	(3,369)	JPM
Republic of France	12/20/30	0.250%(Q)	30	(171)	(83)	(88)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR 70	(1,373)	(797)	(576)	BARC
Republic of Italy	12/20/30	1.000%(Q)	45	(1,409)	(1,577)	168	BARC

				$(11,745)	$(4,925)	$(6,820)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	45	0.415%	$1,063	$1,025	$38	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	75	0.259%	443	328	115	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)	140	1.660%	(2,518)	(4,762)	2,244	CITI
Federative Republic of Brazil	06/20/26	1.000%(Q)	15	0.413%	30	12	18	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)	25	0.172%	161	133	28	MSI
Kingdom of Norway	12/20/26	—%(Q)	120	0.030%	(23)	(38)	15	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)	5	0.235%	11	5	6	CITI
People’s Republic of China	06/20/29	1.000%(Q)	410	0.366%	8,188	3,200	4,988	JPM
Republic of Ecuador	12/20/27	5.000%(Q)	90	2.214%	4,484	2,195	2,289	BARC
Republic of Estonia	12/20/26	1.000%(Q)	50	0.168%	324	60	264	JPM

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Credit default swap agreements outstanding at April 30, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	12/20/30	0.250%(Q)	30	0.261%	$(5)	$(171)	$166	BARC
Republic of France	06/20/34	0.250%(Q)	195	0.476%	(2,999)	(3,498)	499	CITI
Republic of France	12/20/34	0.250%(Q)	570	0.502%	(10,284)	(16,849)	6,565	BOA
Republic of France	12/20/34	0.250%(Q)	265	0.502%	(4,781)	(5,487)	706	BOA
Republic of Italy	06/20/30	1.000%(Q)	100	0.255%	2,987	(1,191)	4,178	BARC
Republic of Italy	12/20/30	1.000%(Q)	45	0.293%	1,408	1,181	227	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)	100	1.434%	(368)	(278)	(90)	BARC
Republic of Panama	12/20/26	1.000%(Q)	45	0.384%	230	17	213	CITI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)	34	0.087%	239	190	49	MSI
Standard Chartered PLC	12/20/26	1.000%(Q)	20	0.161%	131	104	27	MSI

					$(1,279)	$(23,824)	$22,545

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000	%(Q)	2,215	0.545%	$35,636	$49,110	$13,474

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.19.AAA	12/17/58	0.500%(M)	200	*	$145	$134	$11	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	155	*	148	(17)	165	CITI

					$293	$117	$176

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 87

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2026:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	420	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.773%	$(29,830)	$(43,987)	$(14,157)
AUD	350	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.773%	—	(14,031)	(14,031)
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.773%	(7,993)	(13,271)	(5,278)
CAD	80	12/03/28	2.600%(S)	1 Day CORRA(2)(S)/ 2.300%	21	(909)	(930)
CAD	160	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	(133)	3,135	3,268
CAD	225	12/03/31	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	5,056	4,236	(820)
CAD	330	12/03/34	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	(7,143)	(6,110)	1,033
CAD	365	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.300%	10,974	6,078	(4,896)
CAD	85	12/03/44	3.500%(S)	1 Day CORRA(1)(S)/ 2.300%	(4,631)	750	5,381
CAD	250	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.300%	(4,477)	(4,981)	(504)
CAD	160	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.300%	7,080	(4,183)	(11,263)
CAD	105	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 2.300%	(4,432)	(4,028)	404
CAD	180	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.300%	(9,812)	8,059	17,871
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ (0.047)%	(79)	269	348
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.047)%	(220)	(171)	49
CHF	100	05/08/31	2.000%(A)	1 Day SARON(2)(A)/ (0.047)%	3,515	13,203	9,688
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.047)%	(147)	559	706
CHF	360	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.047)%	(23,815)	(28,248)	(4,433)
CHF	230	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.047)%	—	(3,661)	(3,661)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ (0.047)%	(16,677)	(14,661)	2,016
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,988)	(1,988)
CNH	4,860	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	22,493	26,090	3,597
CNH	3,800	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	—	(209)	(209)
CNH	1,300	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	(88)	429	517
CZK	1,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.660%	—	(333)	(333)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.593%	(2,170)	(6,570)	(4,400)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 1.930%	(85)	(51,622)	(51,537)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 1.930%	683	11,770	11,087
EUR	570	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.930%	(14,119)	(5,505)	8,614
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.524%	—	4,117	4,117
EUR	230	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.524%	(2,924)	(33,485)	(30,561)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.524%	—	9,935	9,935
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.524%	—	106,360	106,360
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.199%	—	(103,837)	(103,837)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.524%	4,887	(40,511)	(45,398)
EUR	795	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.524%	(585)	65,547	66,132
GBP	360	05/08/28	4.100%(A)	1 Day SONIA(2)(A)/ 3.730%	3,150	(1,516)	(4,666)
GBP	700	05/08/29	4.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(18,026)	7,372	25,398

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	$5,939	$6,829	$890
GBP	290	05/08/32	3.850%(A)	1 Day SONIA(2)(A)/ 3.730%	(1,920)	(10,441)	(8,521)
GBP	530	05/08/34	3.850%(A)	1 Day SONIA(1)(A)/ 3.730%	(8,640)	28,913	37,553
GBP	180	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	855	(10,794)	(11,649)
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.730%	(37,910)	(67,234)	(29,324)
GBP	220	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 3.730%	(63,458)	(102,694)	(39,236)
GBP	55	05/08/39	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(235)	(5,870)	(5,635)
GBP	30	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(1,908)	(3,322)	(1,414)
GBP	55	05/08/44	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	(2,898)	8,249	11,147
GBP	145	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	10,689	22,996	12,307
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	41,370	(151,349)	(192,719)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(29,123)	(117,777)	(88,654)
GBP	190	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(86,872)	(135,245)	(48,373)
GBP	150	05/08/49	1.250%(A)	1 Day SONIA(1)(A)/ 3.730%	76,745	109,369	32,624
GBP	45	05/08/49	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	(2,668)	8,395	11,063
GBP	260	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(134,904)	(208,208)	(73,304)
ILS	125	02/18/36	3.585%(A)	1 Day SHIR(2)(A)/ 4.000%	—	(903)	(903)
JPY	25,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(713)	(1,291)	(578)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ 0.727%	(271)	(6,976)	(6,705)
JPY	129,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	11,803	11,803
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	23,074	41,862	18,788
JPY	190,000	07/08/30	0.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(14,833)	(46,596)	(31,763)
JPY	30,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.727%	10,938	18,402	7,464
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ 0.727%	(736)	(32,639)	(31,903)
JPY	30,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(14,123)	(25,675)	(11,552)
JPY	25,000	07/08/35	1.100%(A)	1 Day TONAR(1)(A)/ 0.727%	2,355	14,305	11,950
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,490)	(128,467)	(125,977)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.727%	(1,243)	(65,038)	(63,795)
JPY	126,500	07/08/39	0.200%(A)	1 Day TONAR(1)(A)/ 0.727%	114,742	216,170	101,428
JPY	70,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.727%	8,128	(57,116)	(65,244)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ 0.727%	(20)	(17,704)	(17,684)
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.727%	(9)	(31,434)	(31,425)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(15,927)	(51,961)	(36,034)
JPY	30,000	07/08/44	1.550%(A)	1 Day TONAR(1)(A)/ 0.727%	(6,849)	34,121	40,970
JPY	35,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(12,630)	(12,630)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ 0.727%	(2,935)	(201,159)	(198,224)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(45,537)	(107,997)	(62,460)
JPY	75,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	(23,673)	103,213	126,886
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(23,316)	(93,377)	(70,061)
JPY	40,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	70,582	131,363	60,781
JPY	60,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	2,797	(96,867)	(99,664)
JPY	15,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(10,874)	(10,874)
KRW	150,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	(2,834)	(3,868)	(1,034)
KRW	953,000	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.810%	2,578	(29,502)	(32,080)
MXN	5,300	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.017%	—	(7,667)	(7,667)
MYR	100	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	538	1	(537)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 4.770%	1,385	(4,821)	(6,206)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 2.630%	—	(4,729)	(4,729)
NZD	100	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.630%	3,357	1,258	(2,099)
NZD	300	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.630%	—	(1,895)	(1,895)
PLN	400	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 3.880%	3,312	(2,092)	(5,404)
PLN	100	02/18/33	3.865%(A)	6 Month WIBOR(2)(S)/ 3.880%	—	(1,183)	(1,183)
SEK	1,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 2.090%	(1,132)	(10,226)	(9,094)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 1.361%	594	(5,126)	(5,720)
SGD	140	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 1.361%	—	(4,703)	(4,703)
SGD	95	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 1.361%	—	(3,020)	(3,020)
THB	16,480	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.992%	—	(389)	(389)
THB	8,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	19,464	19,464
THB	7,680	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.992%	—	15,575	15,575

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 89

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Interest rate swap agreements outstanding at April 30, 2026 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,210	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.660%	$679	$11,124	$10,445
2,395	09/06/26	3.660%(A)	1 Day SOFR(1)(A)/ 3.660%	(841)	4,552	5,393
1,795	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(14,192)	(14,192)
1,520	05/11/28	4.350%(A)	1 Day SOFR(2)(A)/ 3.660%	20,034	22,703	2,669
493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.660%	—	36,524	36,524
1,265	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(10,075)	(10,075)
1,100	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(16,224)	(16,224)
1,505	05/11/29	4.250%(A)	1 Day SOFR(2)(A)/ 3.660%	28,939	26,634	(2,305)
950	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(12,991)	(12,991)
940	05/11/31	4.150%(A)	1 Day SOFR(1)(A)/ 3.660%	(23,280)	(19,173)	4,107
420	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(1,972)	(1,972)
220	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.660%	—	882	882
220	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.660%	—	4,540	4,540
415	05/11/40	4.100%(A)	1 Day SOFR(1)(A)/ 3.660%	7,975	364	(7,611)
1,020	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.660%	(384,192)	(463,661)	(79,469)
233	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.660%	—	11,006	11,006
240	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	7,393	7,393
465	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.660%	(2,573)	(29,015)	(26,442)
2,645	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	10,822	102,721	91,899
155	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.660%	7,566	9,635	2,069
329	09/17/55	3.897%(A)	1 Day SOFR(1)(A)/ 3.660%	—	17,020	17,020
510	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.660%	5,260	64,472	59,212
800	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.660%	3,605	43,304	39,699

				$(562,732)	$(1,408,908)	$(846,176)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	$12,399	$—	$12,399	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	31,632	—	31,632	MSI
CNH	2,700	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	17,297	—	17,297	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.389%	25,594	—	25,594	SCB
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	(772)	2	(774)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	123	—	123	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	868	(2)	870	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.350%	276	(1)	277	GSI

					$87,417	$(1)	$87,418

(1) The Fund pays the fixed rate and receives the floating rate.

(2) The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$8,586	$(37,219)	$111,171	$(7,852)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$—	$881,843

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Spain	$—	$—	$1
United States	—	412,001	—
Commercial Mortgage-Backed Securities
Canada	—	952	—
Ireland	—	113,879	—
United States	—	678,234	—
Corporate Bonds
Australia	—	26,072	—
Brazil	—	270,330	—
Bulgaria	—	113,111	—
Canada	—	563,847	—
France	—	1,209,789	—
Germany	—	493,691	—
Hong Kong	—	375,841	—
Hungary	—	112,940	—
India	—	228,868	—
Indonesia	—	103,681	—
Israel	—	185,122	—
Jamaica	—	1	—	**
Luxembourg	—	452,606	—
Malta	—	207,390	—
Mexico	—	465,278	—
Netherlands	—	294,951	—
Norway	—	157,580	—
Paraguay	—	85,586	—
Peru	—	74,556	—
Philippines	—	287,611	—
Portugal	—	124,693	—
South Africa	—	202,937	—
Spain	—	231,315	—
Supranational Bank	—	108,495	—
Sweden	—	115,282	—
Switzerland	—	220,065	—
United Arab Emirates	—	372,384	—
United Kingdom	—	933,636	—	**
United States	—	4,711,878	—
Floating Rate and Other Loans
United States	—	1,855	—
Municipal Bond
Louisiana	—	—	71,000
Residential Mortgage-Backed Securities
United States	—	907,950	—
Sovereign Bonds
Andorra	—	210,679	—
Austria	—	223,079	—
Brazil	—	339,891	—
Chile	—	128,119	—
China	—	456,878	—
Colombia	—	406,700	—
Cyprus	—	270,567	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 91

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Sovereign Bonds (continued)
France	$—	$263,460	$—
Greece	—	897,294	—
Hungary	—	394,227	—
Indonesia	—	609,542	—
Israel	—	415,521	—
Italy	—	1,453,885	—
Lithuania	—	204,612	—
Mexico	—	790,049	—
Panama	—	189,400	—
Peru	—	103,670	—
Philippines	—	326,744	—
Romania	—	257,660	—
Saudi Arabia	—	293,084	—
Serbia	—	486,628	—
Spain	—	650,572	—
Turkey	—	28,066	—
United Arab Emirates	—	114,465	—
United Kingdom	—	272,334	—
U.S. Government Agency Obligation	—	12,515	—
U.S. Treasury Obligations	—	6,216,549	—
Common Stocks
Jamaica	—	124,338	—
United States	—	286	—
Preferred Stocks
Jamaica	—	—	8,335
United States	12,335	—	—
Option Purchased	—	1,187	—
Warrants
United States	—	—	—
Short-Term Investments
Affiliated Mutual Funds	718,263	—	—
Options Purchased	—	16,805	—

Total	$730,598	$31,003,213	$79,336

Liabilities
Long-Term Investments
Options Written	$—	$(23,893)	$—
Short-Term Investments
Options Written	$—	$(26,782)	$—

Total	$—	$(50,675)	$—

Other Financial Instruments*
Assets
Futures Contracts	$54,298	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	42,277	—
Centrally Cleared Credit Default Swap Agreement	—	13,474	—
OTC Credit Default Swap Agreements	—	19,992	—
Centrally Cleared Interest Rate Swap Agreements	—	1,090,072	—
OTC Interest Rate Swap Agreements	—	88,189	—

Total	$54,298	$1,254,004	$—

Liabilities
Futures Contracts	$(31,720)	$—	$—
OTC Bond Forward Contract	—	(75,302)	—
OTC Forward Foreign Currency Exchange Contracts	—	(202,770)	—
OTC Credit Default Swap Agreements	—	(32,723)	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,936,248)	$—
OTC Interest Rate Swap Agreement	—	(772)	—

Total	$(31,720)	$(2,247,815)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2026 were as follows:

Sovereign Bonds	31.4%
U.S. Treasury Obligations	19.9
Banks	10.8
Electric	5.0
Real Estate	2.9
Residential Mortgage-Backed Securities	2.9
Commercial Mortgage-Backed Securities	2.6
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	2.3
Oil & Gas	2.1
Transportation	2.0
Telecommunications	1.7
Pipelines	1.6
Commercial Services	1.5
Media	1.4
Real Estate Investment Trusts (REITs)	1.3
Internet	1.0
Auto Manufacturers	1.0
Insurance	1.0
Home Equity Loans	0.9
Engineering & Construction	0.9
Pharmaceuticals	0.9
Diversified Financial Services	0.9
Retail	0.8
Foods	0.4
Wireless Telecommunication Services	0.4
Home Builders	0.4
Beverages	0.4
Computers	0.4
Investment Companies	0.4

Multi-National	0.3%
Aerospace & Defense	0.3
Automobiles	0.3
Semiconductors	0.3
Municipal Bond	0.2
Airlines	0.2
Auto Parts & Equipment	0.2
Holding Companies-Diversified	0.2
Healthcare-Services	0.2
Chemicals	0.1
Software	0.1
Iron/Steel	0.1
Lodging	0.1
Other	0.1
Options Purchased	0.1
Building Materials	0.0	*
U.S. Government Agency Obligation	0.0	*
Electrical Components & Equipment	0.0	*
Housewares	0.0	*
Interactive Media & Services	0.0	*

	102.0
Options Written	(0.2)
Liabilities in excess of other assets	(1.8)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2026 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 93

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$13,474	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	8,584		Premiums received for OTC swap agreements	37,216
Credit contracts	Unaffiliated investments	625		Options written outstanding, at value	622
Credit contracts	Unrealized appreciation on OTC swap agreements	22,979		Unrealized depreciation on OTC swap agreements	7,078
Foreign exchange contracts	—	—		Due from/to broker- variation margin futures	10,250	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	42,277		Unrealized depreciation on OTC forward foreign currency exchange contracts	202,770
Interest rate contracts	Due from/to broker-variation margin futures	54,298	*	Due from/to broker- variation margin futures	21,470	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,090,072	*	Due from/to broker- variation margin swaps	1,936,248	*
Interest rate contracts	Premiums paid for OTC swap agreements	2		Premiums received for OTC swap agreements	3
Interest rate contracts	Unaffiliated investments	17,367		Options written outstanding, at value	50,053
Interest rate contracts	—	—		Unrealized depreciation on OTC bond forward contracts	75,302
Interest rate contracts	Unrealized appreciation on OTC swap agreements	88,192		Unrealized depreciation on OTC swap agreements	774

		$1,337,870			$2,341,786

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$3,867	$—	$—	$—	$18,047
Foreign exchange contracts	—	—	23,485	—	200,522	—
Interest rate contracts	(5,666)	7,668	(7,868)	(19,076)	—	(8,405)

Total	$(5,666)	$11,535	$15,617	$(19,076)	$200,522	$9,642

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Forward Currency Exchange Contracts	Swaps
Credit contracts	$(167)	$(881)	$—	$—	$—	$27,174
Foreign exchange contracts	—	—	(53,114)	—	(382,356)	—
Interest rate contracts	6,456	(22,059)	23,451	(88,809)	—	(268,420)

Total	$6,289	$(22,940)	$(29,663)	$(88,809)	$(382,356)	$(241,246)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Schedule of Investments (unaudited) (continued)

as of April 30, 2026

For the six months ended April 30, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$6,340
Options Written (2)	21,773,535
Futures Contracts - Long Positions (2)	3,192,868
Futures Contracts - Short Positions (2)	5,848,538
Bond Forward Contracts - Purchased (3)	2,880,822
Forward Foreign Currency Exchange Contracts - Purchased (3)	12,433,558
Forward Foreign Currency Exchange Contracts - Sold (3)	24,212,851
Credit Default Swap Agreements - Buy Protection (2)	1,096,939
Credit Default Swap Agreements - Sell Protection (2)	3,859,344
Interest Rate Swap Agreements (2)	54,174,589

*	Average volume is based on average quarter end balances for the six months ended April 30, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

	Gross Market
	Value of
	Recognized	Collateral	Net
Description	Assets/(Liabilities)	Pledged/(Received)(2)	Amount
Securities on Loan	$436,926	$(436,926)	$—

	Gross Amounts of	Gross Amounts of	Net Amounts of
	Recognized	Recognized	Recognized	Collateral
Counterparty	Assets(1)	Liabilities(1)	Assets/(Liabilities)	Pledged/(Received)(2)	Net Amount
BARC	$17,556	$(4,914)	$12,642	$—	$12,642
BNP	11,935	(33,289)	(21,354)	—	(21,354)
BNY	2,945	—	2,945	—	2,945
BOA	15,718	(37,416)	(21,698)	—	(21,698)
CITI	8,546	(19,671)	(11,125)	—	(11,125)
DB	—	(227)	(227)	—	(227)
GSI	1,783	(75,365)	(73,582)	—	(73,582)
HSBC	4,649	(17,705)	(13,056)	—	(13,056)
JPM	10,637	(173,031)	(162,394)	—	(162,394)
MSI	65,647	(5,980)	59,667	—	59,667
RBC	15,016	(364)	14,652	—	14,652
SCB	25,594	—	25,594	—	25,594
UAG	—	(5,856)	(5,856)	—	(5,856)

	$180,026	$(373,818)	$(193,792)	$—	$(193,792)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 95

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2026

Assets
Investments at value, including securities on loan of $436,926:
Unaffiliated investments (cost $31,497,038)	$31,094,884
Affiliated investments (cost $718,226)	718,263
Foreign currency, at value (cost $34,948)	35,481
Dividends and interest receivable	374,905
Unrealized appreciation on OTC swap agreements	111,171
Unrealized appreciation on OTC forward foreign currency exchange contracts	42,277
Due from Manager	10,652
Premiums paid for OTC swap agreements	8,586
Receivable for Fund shares sold	6,013
Receivable for investments sold	792
Prepaid expenses and other assets	15,203

Total Assets	32,418,227

Liabilities
Payable to broker for collateral for securities on loan	446,261
Unrealized depreciation on OTC forward foreign currency exchange contracts	202,770
Payable for Fund shares purchased	158,842
Payable for investments purchased	130,080
Unrealized depreciation on OTC bond forward contracts	75,302
Options written outstanding, at value (premiums received $28,018)	50,675
Accrued expenses and other liabilities	48,141
Due to broker—variation margin swaps	44,032
Premiums received for OTC swap agreements	37,219
Due to broker—variation margin futures	9,432
Unrealized depreciation on OTC swap agreements	7,852
Affiliated transfer agent fee payable	1,189
Directors’ fees payable	775
Distribution fee payable	135
Dividends and Distributions payable	23

Total Liabilities	1,212,728

Net Assets	$31,205,499

Net assets were comprised of:
Common stock, at par	$36,015
Paid-in capital in excess of par	39,370,046
Total distributable earnings (loss)	(8,200,562)

Net assets, April 30, 2026	$31,205,499

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of April 30, 2026

Class A

Net asset value, offering price and redemption price per share, ($441,563 ÷ 50,952 shares of common stock issued and outstanding)	$8.67
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.96

Class C

Net asset value, offering price and redemption price per share, ($54,353 ÷ 6,275 shares of common stock issued and outstanding)	$8.66

Class Z

Net asset value, offering price and redemption price per share, ($19,004,929 ÷ 2,193,942 shares of common stock issued and outstanding)	$8.66

Class R6

Net asset value, offering price and redemption price per share, ($11,704,654 ÷ 1,350,380 shares of common stock issued and outstanding)	$8.67

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 97

PGIM Global Total Return (USD Hedged) Fund

Statement of Operations (unaudited)

Six Months Ended April 30, 2026

Net Investment Income (Loss)
Income
Interest income	$690,470
Affiliated dividend income	16,030
Income from securities lending, net (including affiliated income of $699)	806
Unaffiliated dividend income	190

Total income	707,496

Expenses
Management fee	83,538
Distribution fee(a)	864
Custodian and accounting fees	28,867
Audit fee	24,154
Transfer agent’s fees and expenses (including affiliated expense of $2,845)(a)	24,085
Registration fees(a)	19,588
Professional fees	17,720
Shareholders’ reports	15,286
Fund data services	12,071
Directors’ fees	4,949
Miscellaneous	8,528

Total expenses	239,650
Less: Fee waiver and/or expense reimbursement(a)	(136,219)

Net expenses	103,431

Net investment income (loss)	604,065

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $7,325)	(109,807)
Futures transactions	15,617
Bond forward contract transactions	(19,076)
Forward currency contract transactions	200,522
Options written transactions	11,535
Swap agreement transactions	9,642
Foreign currency transactions	40,425

148,858

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,766))	(39,956)
Futures	(29,663)
Bond forward contracts	(88,809)
Forward currency contracts	(382,356)
Options written	(22,940)
Swap agreements	(241,246)
Foreign currencies	10,185

(794,785)

Net gain (loss) on investment and foreign currency transactions	(645,927)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(41,862)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	594	270	—	—
Transfer agent’s fees and expenses	777	160	19,462	3,686
Registration fees	4,016	3,174	7,092	5,306
Fee waiver and/or expense reimbursement	(6,068)	(3,480)	(84,662)	(42,009)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$604,065	$1,665,400
Net realized gain (loss) on investment and foreign currency transactions	148,858	(1,670,094)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(794,785)	3,242,642

Net increase (decrease) in net assets resulting from operations	(41,862)	3,237,948

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,875)	(8,515)
Class C	(807)	(632)
Class Z	(433,020)	(410,275)
Class R6	(224,515)	(343,948)

	(667,217)	(763,370)

Tax return of capital distributions
Class A	—	(12,111)
Class C	—	(898)
Class Z	—	(583,525)
Class R6	—	(489,191)

	—	(1,085,725)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,886,286	17,897,635
Net asset value of shares issued in reinvestment of dividends and distributions	666,996	1,392,248
Cost of shares purchased	(12,166,543)	(30,360,934)

Net increase (decrease) in net assets from Fund share transactions	(4,613,261)	(11,071,051)

Total increase (decrease)	(5,322,340)	(9,682,198)

Net Assets:

Beginning of period	36,527,839	46,210,037

End of period	$31,205,499	$36,527,839

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 99

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.85		$8.56	$7.90		$7.85		$10.03	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30 (b)	0.31		0.29		0.20	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		0.32 (c)	0.66		0.16		(2.03)	(0.27)
Total from investment operations	(0.02)		0.62	0.97		0.45		(1.83)	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.12)	(0.22)		(0.37)		(0.35)	(0.26)
Tax return of capital distributions	-		(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.16)		(0.33)	(0.31)		(0.40)		(0.35)	(0.26)
Net asset value, end of period	$8.67		$8.85	$8.56		$7.90		$7.85	$10.03
Total Return(d):	(0.32)%		7.56%	12.24%		5.69%		(18.63)%	(1.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$442		$497	$593		$469		$465	$841
Average net assets (000)	$479		$534	$565		$451		$570	$825
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.88	%(f)	0.88%	0.91	%(g)	0.89	%(g)	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	3.43	%(f)	2.80%	3.05%		2.76%		3.10%	2.96%
Net investment income (loss)	3.36	%(f)	3.46%	3.65%		3.64%		2.27%	1.48%
Portfolio turnover rate(h)	10%		45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.85		$8.55	$7.89		$7.85		$10.03	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.23 (b)	0.25		0.23		0.14	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.17)		0.34 (c)	0.65		0.15		(2.04)	(0.28)
Total from investment operations	(0.06)		0.57	0.90		0.38		(1.90)	(0.20)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.06)	(0.15)		(0.31)		(0.28)	(0.18)
Tax return of capital distributions	-		(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.13)		(0.27)	(0.24)		(0.34)		(0.28)	(0.18)
Net asset value, end of period	$8.66		$8.85	$8.55		$7.89		$7.85	$10.03
Total Return(d):	(0.69)%		6.76%	11.54%		4.77%		(19.24)%	(1.96)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54		$55	$44		$58		$119	$139
Average net assets (000)	$55		$49	$50		$59		$166	$150
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.63	%(f)	1.63%	1.66	%(g)	1.64	%(g)	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	14.51	%(f)	12.96%	17.38%		12.14%		7.58%	10.05%
Net investment income (loss)	2.61	%(f)	2.70%	2.94%		2.89%		1.54%	0.74%
Portfolio turnover rate(h)	10%		45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.03% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 101

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.85		$8.55	$7.89		$7.85		$10.03	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32 (b)	0.33		0.31		0.23	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.18)		0.33 (c)	0.66		0.15		(2.04)	(0.27)
Total from investment operations	(0.02)		0.65	0.99		0.46		(1.81)	(0.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.14)	(0.24)		(0.39)		(0.37)	(0.28)
Tax return of capital distributions	-		(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.17)		(0.35)	(0.33)		(0.42)		(0.37)	(0.28)
Net asset value, end of period	$8.66		$8.85	$8.55		$7.89		$7.85	$10.03
Total Return(d):	(0.19)%		7.83%	12.66%		5.82%		(18.42)%	(0.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,005		$25,285	$21,624		$10,693		$5,442	$10,982
Average net assets (000)	$21,958		$24,189	$17,134		$6,320		$7,255	$17,287
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.63	%(f)	0.63%	0.67	%(g)	0.64	%(g)	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	1.41	%(f)	1.24%	1.10%		1.03%		1.12%	1.09%
Net investment income (loss)	3.60	%(f)	3.70%	3.87%		3.88%		2.53%	1.65%
Portfolio turnover rate(h)	10%		45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.04% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2026		2025	2024		2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.85		$8.56	$7.90		$7.85		$10.04	$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.32 (b)	0.34		0.32		0.24	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.16)		0.33 (c)	0.65		0.15		(2.06)	(0.26)
Total from investment operations	-		0.65	0.99		0.47		(1.82)	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.15)	(0.24)		(0.39)		(0.37)	(0.29)
Tax return of capital distributions	-		(0.21)	(0.09)		(0.03)		-	-
Total dividends and distributions	(0.18)		(0.36)	(0.33)		(0.42)		(0.37)	(0.29)
Net asset value, end of period	$8.67		$8.85	$8.56		$7.90		$7.85	$10.04
Total Return(d):	(0.05)%		7.75%	12.71%		6.01%		(18.47)%	(0.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,705		$10,691	$23,949		$85,974		$68,712	$62,187
Average net assets (000)	$11,200		$20,052	$73,848		$79,863		$73,367	$37,302
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.58	%(f)	0.58%	0.60	%(g)	0.59	%(g)	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	1.34	%(f)	1.13%	0.81%		0.80%		0.76%	0.89%
Net investment income (loss)	3.66	%(f)	3.74%	4.04%		3.95%		2.69%	1.74%
Portfolio turnover rate(h)	10%		45%	52%		20%		30%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended October 31, 2024 and interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% for the year ended October 31, 2023 which are being excluded from the Fund’s contractual waiver, if applicable.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund 103

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Global Total Return Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate to the following series of the RIC: PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for the purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Global Total Return Fund (“Global Total Return”)	To seek total return, made up of current income and capital appreciation
PGIM Global Total Return (USD Hedged) Fund (“Global Total Return (USD Hedged)”)	To seek total return, through a combination of current income and capital appreciation

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or

Notes to Financial Statements (unaudited) (continued)

information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: The Funds may invest in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Funds to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Funds entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Funds may purchase and/or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Funds currently own or intend to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the

Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Funds, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Funds, as purchaser of an OTC option, bear the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Funds write an option on a swap, an amount equal to any premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Funds become obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Funds become obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Funds will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. The Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Notes to Financial Statements (unaudited) (continued)

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their investment risk because, in addition to their total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Funds, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Funds entered into for the same referenced entity or index. As a buyer of protection, the Funds generally receive an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Funds are the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Funds may enter into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. The Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Funds. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities.

The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by each Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by each Fund and the applicable counterparty. Collateral requirements are determined based on each Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in each Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of each Fund’s counterparties to elect early termination could impact each Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Funds may hold warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of each subadviser’s performance of such services, and for rendering administrative services with respect to each Fund.

The Manager has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to each Fund through its investment group PGIM Credit, and (with respect to Global Total Return) PGIM Limited (collectively the “subadviser”). With respect to Global Total Return (USD Hedged), PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited. Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements

Global Total Return	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $ 2 billion.	0.50%

Global Total Return (USD Hedged)	0.50% on average daily net assets up to $2 billion; 0.485% of average daily net assets over $ 2 billion.	0.50

The Manager has contractually agreed, through February 28, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Global Total Return - Class A	0.88%
Global Total Return - Class C	1.63
Global Total Return - Class Z	0.63
Global Total Return - Class R2	1.08
Global Total Return - Class R4	0.83
Global Total Return - Class R6	0.58
Global Total Return (USD Hedged) - Class A	0.88
Global Total Return (USD Hedged) - Class C	1.63
Global Total Return (USD Hedged) - Class Z	0.63
Global Total Return (USD Hedged) - Class R6	0.58

Separately, the Manager has contractually agreed that to the extent the Funds invest in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Funds in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Funds’ investment in such PGIM ETF. This waiver will be effective at any time the Funds are invested in the PGIM ETF and will remain in effect for so long as the Funds are invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Funds.

The RIC, on behalf of each Fund, has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Fund’s Class A, Class C and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

Global Total Return has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Notes to Financial Statements (unaudited) (continued)

Each Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Global Total Return - Class A	0.25%	0.25%	N/A%
Global Total Return - Class C	1.00	1.00	N/A
Global Total Return - Class Z	N/A	N/A	N/A
Global Total Return - Class R2	0.25	0.25	0.10
Global Total Return - Class R4	N/A	N/A	0.10
Global Total Return - Class R6	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class A	0.25	0.25	N/A
Global Total Return (USD Hedged) - Class C	1.00	1.00	N/A
Global Total Return (USD Hedged) - Class Z	N/A	N/A	N/A
Global Total Return (USD Hedged) - Class R6	N/A	N/A	N/A

For the reporting period ended April 30, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC
Global Total Return - Class A	$50,958	$1,891
Global Total Return - Class C	—	—
Global Total Return (USD Hedged) - Class A	—	—
Global Total Return (USD Hedged) - Class C	—	—

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global Total Return	$292,484,202	$336,507,966

Global Total Return (USD Hedged)	1,790,601	4,875,649

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2026, is presented as follows:

 Global Total Return:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Fund(wa):

PGIM AAA CLO ETF
$7,396,239	$—	$7,358,098	$(76,660)	$38,519	$—	—	$91,372		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$36,482,250	$373,500,554	$403,995,719	$—	$—	$5,987,085	5,987,085	$482,758		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)
10,257,112	73,262,181	54,741,195	2,077	(198)	28,779,977	28,797,256	20,858	(1)	—
$46,739,362	$446,762,735	$458,736,914	$2,077	$(198)	$34,767,062		$503,616		$—
$54,135,601	$446,762,735	$466,095,012	$(74,583)	$38,321	$34,767,062		$594,988		$—
Global Total Return (USD Hedged):
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Fund(wa):

PGIM AAA CLO ETF
$816,263	$—	$814,829	$(8,799)	$7,365	$—	—	$10,084		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)
$367,231	$6,798,093	$6,894,210	$—	$—	$271,114	271,114	$5,946		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.844%)(b)(wb)
33,507	1,481,223	1,067,574	33	(40)	447,149	447,417	699	(1)	—
$400,738	$8,279,316	$7,961,784	$33	$(40)	$718,263		$6,645		$—
$1,217,001	$8,279,316	$8,776,613	$(8,766)	$7,325	$718,263		$16,729		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of April 30, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Global Total Return	$2,710,084,491	$122,997,931	$(309,163,345)	$(186,165,414)
Global Total Return (USD Hedged)	32,044,884	2,241,899	(3,495,544)	(1,253,645)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Global Total Return	$770,654,000	$—
Global Total Return (USD Hedged)	6,262,000	—

Notes to Financial Statements (unaudited) (continued)

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

The Funds offer Class A, Class C, Class Z, Class R2, Class R4 and Class R6 shares, as applicable. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is authorized to issue 18,075,000,000 shares of common stock, $0.01 par value per share. The authorized shares of each Fund are currently classified and designated as follows:

Fund	Number of Shares
Global Total Return - Class A	900,000,000
Global Total Return - Class B	50,000,000
Global Total Return - Class C	300,000,000
Global Total Return - Class Z	8,000,000,000
Global Total Return - Class T	125,000,000
Global Total Return - Class R2	100,000,000
Global Total Return - Class R4	100,000,000
Global Total Return - Class R6	7,000,000,000
Global Total Return (USD Hedged) - Class A	200,000,000
Global Total Return (USD Hedged) - Class C	300,000,000
Global Total Return (USD Hedged) - Class Z	600,000,000
Global Total Return (USD Hedged) - Class R6	400,000,000

The Funds currently do not have any Class B or Class T shares outstanding, as applicable.

As of April 30, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Global Total Return–Class Z	2,323	0.1%
Global Total Return (USD Hedged)–Class C	1,322	21.1
Global Total Return (USD Hedged)–Class Z	54,094	2.5

At the reporting period end, the number of shareholders holding greater than 5% of each Fund are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Global Total Return	—	—%
Global Total Return (USD Hedged)	—	—
Unaffiliated:
Global Total Return	4	64.5
Global Total Return (USD Hedged)	5	81.2

Transactions in shares of common stock were as follows:

Global Total Return:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2026:
Shares sold	2,811,886	$15,001,148
Shares issued in reinvestment of dividends and distributions	499,948	2,666,455
Shares purchased	(4,033,440)	(21,508,076)
Net increase (decrease) in shares outstanding before conversion	(721,606)	(3,840,473)
Shares issued upon conversion from other share class(es)	226,481	1,208,705
Shares purchased upon conversion into other share class(es)	(312,129)	(1,660,706)
Net increase (decrease) in shares outstanding	(807,254)	$(4,292,474)

Year ended October 31, 2025:
Shares sold	5,478,916	$28,645,076
Shares issued in reinvestment of dividends and distributions	1,323,926	6,863,084
Shares purchased	(8,297,038)	(43,137,306)
Net increase (decrease) in shares outstanding before conversion	(1,494,196)	(7,629,146)
Shares issued upon conversion from other share class(es)	559,276	2,912,074
Shares purchased upon conversion into other share class(es)	(734,968)	(3,845,368)
Net increase (decrease) in shares outstanding	(1,669,888)	$(8,562,440)

Class C
Six months ended April 30, 2026:
Shares sold	113,449	$603,534
Shares issued in reinvestment of dividends and distributions	22,203	118,175
Shares purchased	(152,150)	(810,249)
Net increase (decrease) in shares outstanding before conversion	(16,498)	(88,540)
Shares purchased upon conversion into other share class(es)	(188,148)	(1,001,947)
Net increase (decrease) in shares outstanding	(204,646)	$(1,090,487)

Year ended October 31, 2025:
Shares sold	181,411	$945,159
Shares issued in reinvestment of dividends and distributions	76,555	394,735
Shares purchased	(641,647)	(3,324,430)
Net increase (decrease) in shares outstanding before conversion	(383,681)	(1,984,536)
Shares purchased upon conversion into other share class(es)	(289,432)	(1,508,664)
Net increase (decrease) in shares outstanding	(673,113)	$(3,493,200)

Class Z
Six months ended April 30, 2026:
Shares sold	28,498,982	$153,026,941
Shares issued in reinvestment of dividends and distributions	3,281,316	17,591,356
Shares purchased	(21,054,663)	(112,482,851)
Net increase (decrease) in shares outstanding before conversion	10,725,635	58,135,446
Shares issued upon conversion from other share class(es)	318,486	1,703,219
Shares purchased upon conversion into other share class(es)	(134,932)	(719,898)
Net increase (decrease) in shares outstanding	10,909,189	$59,118,767

Year ended October 31, 2025:
Shares sold	56,198,351	$295,645,751
Shares issued in reinvestment of dividends and distributions	8,152,592	42,492,131
Shares purchased	(82,403,122)	(427,755,142)
Net increase (decrease) in shares outstanding before conversion	(18,052,179)	(89,617,260)
Shares issued upon conversion from other share class(es)	1,134,513	5,907,745

Notes to Financial Statements (unaudited) (continued)

Global Total Return (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(1,270,730)	$(6,559,500)
Net increase (decrease) in shares outstanding	(18,188,396)	$(90,269,015)

Class R2
Six months ended April 30, 2026:
Shares sold	78,514	$425,807
Shares issued in reinvestment of dividends and distributions	8,842	47,738
Shares purchased	(50,262)	(272,761)
Net increase (decrease) in shares outstanding	37,094	$200,784

Year ended October 31, 2025:
Shares sold	129,107	$681,860
Shares issued in reinvestment of dividends and distributions	23,892	125,077
Shares purchased	(316,720)	(1,629,312)
Net increase (decrease) in shares outstanding	(163,721)	$(822,375)

Class R4
Six months ended April 30, 2026:
Shares sold	383,129	$2,067,879
Shares issued in reinvestment of dividends and distributions	20,585	111,230
Shares purchased	(651,296)	(3,520,963)
Net increase (decrease) in shares outstanding	(247,582)	$(1,341,854)

Year ended October 31, 2025:
Shares sold	842,776	$4,456,792
Shares issued in reinvestment of dividends and distributions	62,349	327,063
Shares purchased	(1,074,145)	(5,635,243)
Net increase (decrease) in shares outstanding	(169,020)	$(851,388)

Class R6
Six months ended April 30, 2026:
Shares sold	38,050,384	$205,355,978
Shares issued in reinvestment of dividends and distributions	5,265,173	28,408,697
Shares purchased	(46,519,914)	(250,682,710)
Net increase (decrease) in shares outstanding before conversion	(3,204,357)	(16,918,035)
Shares issued upon conversion from other share class(es)	237,758	1,276,666
Shares purchased upon conversion into other share class(es)	(149,782)	(806,039)
Net increase (decrease) in shares outstanding	(3,116,381)	$(16,447,408)

Year ended October 31, 2025:
Shares sold	75,503,015	$397,620,363
Shares issued in reinvestment of dividends and distributions	13,628,782	71,516,007
Shares purchased	(111,438,215)	(586,293,494)
Net increase (decrease) in shares outstanding before conversion	(22,306,418)	(117,157,124)
Shares issued upon conversion from other share class(es)	1,356,383	7,081,781
Shares purchased upon conversion into other share class(es)	(763,525)	(3,988,068)
Net increase (decrease) in shares outstanding	(21,713,560)	$(114,063,411)

Global Total Return (USD Hedged):

Share Class	Shares	Amount

Class A
Six months ended April 30, 2026:
Shares sold	9,455	$83,295

Global Total Return (USD Hedged) (cont’d.):

Share Class	Shares	Amount
Shares issued in reinvestment of dividends and distributions	997	$8,731
Shares purchased	(15,630)	(137,028)
Net increase (decrease) in shares outstanding	(5,178)	$(45,002)

Year ended October 31, 2025:
Shares sold	24,493	$211,436
Shares issued in reinvestment of dividends and distributions	2,354	20,404
Shares purchased	(40,059)	(345,521)
Net increase (decrease) in shares outstanding	(13,212)	$(113,681)

Class C
Six months ended April 30, 2026:
Shares issued in reinvestment of dividends and distributions	92	$807
Net increase (decrease) in shares outstanding	92	$807

Year ended October 31, 2025:
Shares sold	818	$7,055
Shares issued in reinvestment of dividends and distributions	176	1,524
Net increase (decrease) in shares outstanding	994	$8,579

Class Z
Six months ended April 30, 2026:
Shares sold	486,164	$4,247,210
Shares issued in reinvestment of dividends and distributions	49,462	433,001
Shares purchased	(1,200,289)	(10,502,679)
Net increase (decrease) in shares outstanding before conversion	(664,663)	(5,822,468)
Shares issued upon conversion from other share class(es)	311	2,723
Net increase (decrease) in shares outstanding	(664,352)	$(5,819,745)

Year ended October 31, 2025:
Shares sold	1,264,072	$10,900,950
Shares issued in reinvestment of dividends and distributions	114,563	993,003
Shares purchased	(1,049,295)	(9,074,283)
Net increase (decrease) in shares outstanding before conversion	329,340	2,819,670
Shares issued upon conversion from other share class(es)	47	400
Net increase (decrease) in shares outstanding	329,387	$2,820,070

Class R6
Six months ended April 30, 2026:
Shares sold	291,482	$2,555,781
Shares issued in reinvestment of dividends and distributions	25,630	224,457
Shares purchased	(174,239)	(1,526,836)
Net increase (decrease) in shares outstanding before conversion	142,873	1,253,402
Shares purchased upon conversion into other share class(es)	(311)	(2,723)
Net increase (decrease) in shares outstanding	142,562	$1,250,679

Year ended October 31, 2025:
Shares sold	782,666	$6,778,194
Shares issued in reinvestment of dividends and distributions	43,471	377,317
Shares purchased	(2,416,762)	(20,941,130)
Net increase (decrease) in shares outstanding before conversion	(1,590,625)	(13,785,619)
Shares purchased upon conversion into other share class(es)	(47)	(400)
Net increase (decrease) in shares outstanding	(1,590,672)	$(13,786,019)

Notes to Financial Statements (unaudited) (continued)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/26/2025 - 9/24/2026
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund indicated below utilized the SCA during the reporting period ended April 30, 2026. The average balance outstanding is for the number of days the Fund utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at April 30, 2026
Global Total Return (USD Hedged)	$221,333	4.74%	3	$353,000	$—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Notes to Financial Statements (unaudited) (continued)

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the

U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of April 30, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026